UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Core-Plus Bond Index ETF ETF Shares - BNDP

Vanguard Core-Plus Bond Index ETF
ETF Shares (BNDP) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond Index ETF (the "Fund") for the period of December 2, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2[1]	0.05%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$117
Number of Portfolio Holdings	5,589
Portfolio Turnover Rate	52%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.6%
Common Stocks	1.0%
Corporate Bonds	30.8%
Sovereign Bonds	7.4%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	57.5%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 2, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV056

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the period ended March 31, 2026
Vanguard Core-Plus Bond Index ETF

Contents
Financial Statements	1

Core-Plus Bond Index ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (57.5%)
U.S. Government Securities (40.9%)
United States Treasury Note/Bond	4.500%	4/15/2027	118	119
United States Treasury Note/Bond	0.500%	4/30/2027	102	98
United States Treasury Note/Bond	2.750%	4/30/2027	159	157
United States Treasury Note/Bond	3.750%	4/30/2027	235	235
United States Treasury Note/Bond	2.375%	5/15/2027	189	186
United States Treasury Note/Bond	4.500%	5/15/2027	176	177
United States Treasury Note/Bond	0.500%	5/31/2027	101	97
United States Treasury Note/Bond	2.625%	5/31/2027	167	165
United States Treasury Note/Bond	3.875%	5/31/2027	246	246
United States Treasury Note/Bond	4.625%	6/15/2027	205	207
United States Treasury Note/Bond	0.500%	6/30/2027	125	120
United States Treasury Note/Bond	3.250%	6/30/2027	165	164
United States Treasury Note/Bond	3.750%	6/30/2027	246	246
United States Treasury Note/Bond	4.375%	7/15/2027	194	195
United States Treasury Note/Bond	0.375%	7/31/2027	148	141
United States Treasury Note/Bond	2.750%	7/31/2027	161	159
United States Treasury Note/Bond	3.875%	7/31/2027	235	235
United States Treasury Note/Bond	2.250%	8/15/2027	148	145
United States Treasury Note/Bond	3.750%	8/15/2027	205	205
United States Treasury Note/Bond	0.500%	8/31/2027	121	115
United States Treasury Note/Bond	3.125%	8/31/2027	157	155
United States Treasury Note/Bond	3.625%	8/31/2027	235	234
United States Treasury Note/Bond	3.375%	9/15/2027	204	203
United States Treasury Note/Bond	0.375%	9/30/2027	165	157
United States Treasury Note/Bond	3.500%	9/30/2027	235	234
United States Treasury Note/Bond	4.125%	9/30/2027	150	151
United States Treasury Note/Bond	3.875%	10/15/2027	205	205
United States Treasury Note/Bond	0.500%	10/31/2027	162	154
United States Treasury Note/Bond	3.500%	10/31/2027	235	234
United States Treasury Note/Bond	4.125%	10/31/2027	148	149
United States Treasury Note/Bond	2.250%	11/15/2027	150	146
United States Treasury Note/Bond	4.125%	11/15/2027	205	206
United States Treasury Note/Bond	0.625%	11/30/2027	208	197
United States Treasury Note/Bond	3.375%	11/30/2027	232	230
United States Treasury Note/Bond	3.875%	11/30/2027	146	146
United States Treasury Note/Bond	4.000%	12/15/2027	200	201
United States Treasury Note/Bond	0.625%	12/31/2027	171	162
United States Treasury Note/Bond	3.375%	12/31/2027	332	329
United States Treasury Note/Bond	3.875%	12/31/2027	189	189
United States Treasury Note/Bond	4.250%	1/15/2028	203	204
United States Treasury Note/Bond	0.750%	1/31/2028	199	188
United States Treasury Note/Bond	3.500%	1/31/2028	373	370
United States Treasury Note/Bond	2.750%	2/15/2028	209	205
United States Treasury Note/Bond	4.250%	2/15/2028	205	207
United States Treasury Note/Bond	1.125%	2/29/2028	213	203
United States Treasury Note/Bond	3.375%	2/29/2028	198	196
United States Treasury Note/Bond	4.000%	2/29/2028	140	140
United States Treasury Note/Bond	3.875%	3/15/2028	205	205
United States Treasury Note/Bond	1.250%	3/31/2028	192	183
United States Treasury Note/Bond	3.625%	3/31/2028	141	141
United States Treasury Note/Bond	3.875%	3/31/2028	250	250
United States Treasury Note/Bond	3.750%	4/15/2028	195	195
United States Treasury Note/Bond	1.250%	4/30/2028	211	200
United States Treasury Note/Bond	3.500%	4/30/2028	148	147
United States Treasury Note/Bond	2.875%	5/15/2028	213	209
United States Treasury Note/Bond	3.750%	5/15/2028	205	205
United States Treasury Note/Bond	1.250%	5/31/2028	209	198
United States Treasury Note/Bond	3.625%	5/31/2028	144	143
United States Treasury Note/Bond	3.875%	6/15/2028	205	205
United States Treasury Note/Bond	1.250%	6/30/2028	193	182

Core-Plus Bond Index ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.000%	6/30/2028	148	149
United States Treasury Note/Bond	3.875%	7/15/2028	204	204
United States Treasury Note/Bond	1.000%	7/31/2028	207	194
United States Treasury Note/Bond	4.125%	7/31/2028	148	149
United States Treasury Note/Bond	2.875%	8/15/2028	215	210
United States Treasury Note/Bond	3.625%	8/15/2028	154	153
United States Treasury Note/Bond	1.125%	8/31/2028	208	195
United States Treasury Note/Bond	4.375%	8/31/2028	163	165
United States Treasury Note/Bond	3.375%	9/15/2028	203	201
United States Treasury Note/Bond	1.250%	9/30/2028	198	186
United States Treasury Note/Bond	4.625%	9/30/2028	116	118
United States Treasury Note/Bond	3.500%	10/15/2028	203	201
United States Treasury Note/Bond	1.375%	10/31/2028	193	181
United States Treasury Note/Bond	4.875%	10/31/2028	184	189
United States Treasury Note/Bond	3.125%	11/15/2028	207	203
United States Treasury Note/Bond	3.500%	11/15/2028	196	194
United States Treasury Note/Bond	5.250%	11/15/2028	23	24
United States Treasury Note/Bond	1.500%	11/30/2028	174	164
United States Treasury Note/Bond	4.375%	11/30/2028	189	192
United States Treasury Note/Bond	3.500%	12/15/2028	190	188
United States Treasury Note/Bond	1.375%	12/31/2028	110	103
United States Treasury Note/Bond	3.750%	12/31/2028	180	180
United States Treasury Note/Bond	3.500%	1/15/2029	44	44
United States Treasury Note/Bond	1.750%	1/31/2029	182	172
United States Treasury Note/Bond	4.000%	1/31/2029	200	201
United States Treasury Note/Bond	2.625%	2/15/2029	202	195
United States Treasury Note/Bond	3.500%	2/15/2029	12	12
United States Treasury Note/Bond	5.250%	2/15/2029	35	36
United States Treasury Note/Bond	1.875%	2/28/2029	166	157
United States Treasury Note/Bond	4.250%	2/28/2029	266	269
United States Treasury Note/Bond	3.500%	3/15/2029	220	218
United States Treasury Note/Bond	2.375%	3/31/2029	160	153
United States Treasury Note/Bond	4.125%	3/31/2029	220	222
United States Treasury Note/Bond	2.875%	4/30/2029	173	168
United States Treasury Note/Bond	4.625%	4/30/2029	254	260
United States Treasury Note/Bond	2.375%	5/15/2029	160	153
United States Treasury Note/Bond	2.750%	5/31/2029	141	136
United States Treasury Note/Bond	4.500%	5/31/2029	287	293
United States Treasury Note/Bond	3.250%	6/30/2029	140	137
United States Treasury Note/Bond	4.250%	6/30/2029	149	151
United States Treasury Note/Bond	2.625%	7/31/2029	126	121
United States Treasury Note/Bond	4.000%	7/31/2029	248	249
United States Treasury Note/Bond	1.625%	8/15/2029	152	141
United States Treasury Note/Bond	3.125%	8/31/2029	126	123
United States Treasury Note/Bond	3.625%	8/31/2029	249	247
United States Treasury Note/Bond	3.500%	9/30/2029	197	195
United States Treasury Note/Bond	3.875%	9/30/2029	125	125
United States Treasury Note/Bond	4.000%	10/31/2029	123	124
United States Treasury Note/Bond	4.125%	10/31/2029	249	251
United States Treasury Note/Bond	1.750%	11/15/2029	119	111
United States Treasury Note/Bond	3.875%	11/30/2029	122	122
United States Treasury Note/Bond	4.125%	11/30/2029	249	251
United States Treasury Note/Bond	3.875%	12/31/2029	123	123
United States Treasury Note/Bond	4.375%	12/31/2029	242	246
United States Treasury Note/Bond	3.500%	1/31/2030	121	119
United States Treasury Note/Bond	4.250%	1/31/2030	249	252
United States Treasury Note/Bond	1.500%	2/15/2030	203	186
United States Treasury Note/Bond	4.000%	2/28/2030	361	362
United States Treasury Note/Bond	3.625%	3/31/2030	122	121
United States Treasury Note/Bond	4.000%	3/31/2030	242	243
United States Treasury Note/Bond	3.500%	4/30/2030	122	120
United States Treasury Note/Bond	3.875%	4/30/2030	249	249
United States Treasury Note/Bond	0.625%	5/15/2030	274	240
United States Treasury Note/Bond	3.750%	5/31/2030	121	120
United States Treasury Note/Bond	4.000%	5/31/2030	249	250
United States Treasury Note/Bond	3.750%	6/30/2030	122	121
United States Treasury Note/Bond	3.875%	6/30/2030	248	248
United States Treasury Note/Bond	3.875%	7/31/2030	248	248
United States Treasury Note/Bond	4.000%	7/31/2030	122	122
United States Treasury Note/Bond	0.625%	8/15/2030	355	308

Core-Plus Bond Index ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.625%	8/31/2030	248	245
United States Treasury Note/Bond	4.125%	8/31/2030	125	126
United States Treasury Note/Bond	3.625%	9/30/2030	248	245
United States Treasury Note/Bond	4.625%	9/30/2030	127	131
United States Treasury Note/Bond	3.625%	10/31/2030	246	243
United States Treasury Note/Bond	4.875%	10/31/2030	127	132
United States Treasury Note/Bond	0.875%	11/15/2030	382	333
United States Treasury Note/Bond	3.500%	11/30/2030	229	225
United States Treasury Note/Bond	4.375%	11/30/2030	139	142
United States Treasury Note/Bond	3.625%	12/31/2030	285	281
United States Treasury Note/Bond	3.750%	12/31/2030	177	175
United States Treasury Note/Bond	3.750%	1/31/2031	261	259
United States Treasury Note/Bond	4.000%	1/31/2031	161	161
United States Treasury Note/Bond	1.125%	2/15/2031	271	238
United States Treasury Note/Bond	5.375%	2/15/2031	50	53
United States Treasury Note/Bond	3.500%	2/28/2031	240	235
United States Treasury Note/Bond	4.250%	2/28/2031	135	137
United States Treasury Note/Bond	3.875%	3/31/2031	280	279
United States Treasury Note/Bond	4.125%	3/31/2031	170	171
United States Treasury Note/Bond	4.625%	4/30/2031	151	155
United States Treasury Note/Bond	1.625%	5/15/2031	354	316
United States Treasury Note/Bond	4.625%	5/31/2031	150	154
United States Treasury Note/Bond	4.250%	6/30/2031	150	152
United States Treasury Note/Bond	4.125%	7/31/2031	100	101
United States Treasury Note/Bond	1.250%	8/15/2031	393	341
United States Treasury Note/Bond	3.750%	8/31/2031	150	148
United States Treasury Note/Bond	3.625%	9/30/2031	150	147
United States Treasury Note/Bond	4.125%	10/31/2031	150	151
United States Treasury Note/Bond	1.375%	11/15/2031	378	328
United States Treasury Note/Bond	4.125%	11/30/2031	150	151
United States Treasury Note/Bond	4.500%	12/31/2031	150	154
United States Treasury Note/Bond	4.375%	1/31/2032	150	153
United States Treasury Note/Bond	1.875%	2/15/2032	356	316
United States Treasury Note/Bond	4.125%	2/29/2032	150	151
United States Treasury Note/Bond	4.125%	3/31/2032	150	151
United States Treasury Note/Bond	4.000%	4/30/2032	150	149
United States Treasury Note/Bond	2.875%	5/15/2032	344	322
United States Treasury Note/Bond	4.125%	5/31/2032	150	150
United States Treasury Note/Bond	4.000%	6/30/2032	143	142
United States Treasury Note/Bond	4.000%	7/31/2032	150	149
United States Treasury Note/Bond	2.750%	8/15/2032	331	306
United States Treasury Note/Bond	3.875%	8/31/2032	144	142
United States Treasury Note/Bond	3.875%	9/30/2032	150	148
United States Treasury Note/Bond	3.750%	10/31/2032	146	143
United States Treasury Note/Bond	4.125%	11/15/2032	328	328
United States Treasury Note/Bond	3.750%	11/30/2032	177	173
United States Treasury Note/Bond	3.875%	12/31/2032	157	155
United States Treasury Note/Bond	4.000%	1/31/2033	170	169
United States Treasury Note/Bond	3.500%	2/15/2033	377	363
United States Treasury Note/Bond	3.750%	2/28/2033	152	149
United States Treasury Note/Bond	4.250%	3/31/2033	195	196
United States Treasury Note/Bond	3.375%	5/15/2033	338	322
United States Treasury Note/Bond	3.875%	8/15/2033	356	350
United States Treasury Note/Bond	4.500%	11/15/2033	400	408
United States Treasury Note/Bond	4.000%	2/15/2034	392	387
United States Treasury Note/Bond	4.375%	5/15/2034	394	398
United States Treasury Note/Bond	3.875%	8/15/2034	392	382
United States Treasury Note/Bond	4.250%	11/15/2034	394	394
United States Treasury Note/Bond	4.625%	2/15/2035	355	364
United States Treasury Note/Bond	4.250%	5/15/2035	392	391
United States Treasury Note/Bond	4.250%	8/15/2035	363	362
United States Treasury Note/Bond	4.000%	11/15/2035	263	257
United States Treasury Note/Bond	4.125%	2/15/2036	250	246
United States Treasury Note/Bond	4.750%	2/15/2037	15	16
United States Treasury Note/Bond	5.000%	5/15/2037	21	22
United States Treasury Note/Bond	4.375%	2/15/2038	20	20
United States Treasury Note/Bond	3.500%	2/15/2039	3	3
United States Treasury Note/Bond	4.250%	5/15/2039	39	38
United States Treasury Note/Bond	4.500%	8/15/2039	42	42
United States Treasury Note/Bond	4.375%	11/15/2039	45	44

Core-Plus Bond Index ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.625%	2/15/2040	45	45
United States Treasury Note/Bond	1.125%	5/15/2040	92	58
United States Treasury Note/Bond	4.375%	5/15/2040	45	44
United States Treasury Note/Bond	1.125%	8/15/2040	160	100
United States Treasury Note/Bond	3.875%	8/15/2040	41	38
United States Treasury Note/Bond	1.375%	11/15/2040	137	88
United States Treasury Note/Bond	4.250%	11/15/2040	41	39
United States Treasury Note/Bond	1.875%	2/15/2041	180	125
United States Treasury Note/Bond	4.750%	2/15/2041	49	49
United States Treasury Note/Bond	2.250%	5/15/2041	157	114
United States Treasury Note/Bond	4.375%	5/15/2041	41	40
United States Treasury Note/Bond	1.750%	8/15/2041	219	146
United States Treasury Note/Bond	3.750%	8/15/2041	31	28
United States Treasury Note/Bond	2.000%	11/15/2041	191	132
United States Treasury Note/Bond	3.125%	11/15/2041	43	35
United States Treasury Note/Bond	2.375%	2/15/2042	159	116
United States Treasury Note/Bond	3.125%	2/15/2042	50	41
United States Treasury Note/Bond	3.000%	5/15/2042	43	34
United States Treasury Note/Bond	3.250%	5/15/2042	145	120
United States Treasury Note/Bond	2.750%	8/15/2042	50	38
United States Treasury Note/Bond	3.375%	8/15/2042	128	107
United States Treasury Note/Bond	2.750%	11/15/2042	75	57
United States Treasury Note/Bond	4.000%	11/15/2042	131	119
United States Treasury Note/Bond	3.125%	2/15/2043	64	51
United States Treasury Note/Bond	3.875%	2/15/2043	125	111
United States Treasury Note/Bond	2.875%	5/15/2043	103	79
United States Treasury Note/Bond	3.875%	5/15/2043	130	115
United States Treasury Note/Bond	3.625%	8/15/2043	77	66
United States Treasury Note/Bond	4.375%	8/15/2043	146	138
United States Treasury Note/Bond	3.750%	11/15/2043	78	68
United States Treasury Note/Bond	4.750%	11/15/2043	146	144
United States Treasury Note/Bond	3.625%	2/15/2044	81	69
United States Treasury Note/Bond	4.500%	2/15/2044	146	140
United States Treasury Note/Bond	3.375%	5/15/2044	77	63
United States Treasury Note/Bond	4.625%	5/15/2044	146	142
United States Treasury Note/Bond	3.125%	8/15/2044	99	78
United States Treasury Note/Bond	4.125%	8/15/2044	144	131
United States Treasury Note/Bond	3.000%	11/15/2044	82	63
United States Treasury Note/Bond	4.625%	11/15/2044	146	141
United States Treasury Note/Bond	2.500%	2/15/2045	88	62
United States Treasury Note/Bond	4.750%	2/15/2045	146	143
United States Treasury Note/Bond	3.000%	5/15/2045	47	36
United States Treasury Note/Bond	5.000%	5/15/2045	146	148
United States Treasury Note/Bond	2.875%	8/15/2045	72	53
United States Treasury Note/Bond	4.875%	8/15/2045	146	146
United States Treasury Note/Bond	3.000%	11/15/2045	91	68
United States Treasury Note/Bond	4.625%	11/15/2045	119	115
United States Treasury Note/Bond	2.500%	2/15/2046	128	88
United States Treasury Note/Bond	4.625%	2/15/2046	51	49
United States Treasury Note/Bond	2.500%	5/15/2046	98	67
United States Treasury Note/Bond	2.250%	8/15/2046	114	74
United States Treasury Note/Bond	2.875%	11/15/2046	38	28
United States Treasury Note/Bond	3.000%	2/15/2047	88	66
United States Treasury Note/Bond	3.000%	5/15/2047	62	46
United States Treasury Note/Bond	2.750%	8/15/2047	113	80
United States Treasury Note/Bond	2.750%	11/15/2047	113	80
United States Treasury Note/Bond	3.000%	2/15/2048	124	91
United States Treasury Note/Bond	3.125%	5/15/2048	138	104
United States Treasury Note/Bond	3.000%	8/15/2048	146	107
United States Treasury Note/Bond	3.375%	11/15/2048	149	117
United States Treasury Note/Bond	3.000%	2/15/2049	155	113
United States Treasury Note/Bond	2.875%	5/15/2049	157	112
United States Treasury Note/Bond	2.250%	8/15/2049	143	89
United States Treasury Note/Bond	2.375%	11/15/2049	137	87
United States Treasury Note/Bond	2.000%	2/15/2050	180	105
United States Treasury Note/Bond	1.250%	5/15/2050	199	94
United States Treasury Note/Bond	1.375%	8/15/2050	231	113
United States Treasury Note/Bond	1.625%	11/15/2050	224	117
United States Treasury Note/Bond	1.875%	2/15/2051	244	135
United States Treasury Note/Bond	2.375%	5/15/2051	222	139

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.000%	8/15/2051	243	138
	United States Treasury Note/Bond	1.875%	11/15/2051	240	132
	United States Treasury Note/Bond	2.250%	2/15/2052	214	129
	United States Treasury Note/Bond	2.875%	5/15/2052	201	139
	United States Treasury Note/Bond	3.000%	8/15/2052	189	134
	United States Treasury Note/Bond	4.000%	11/15/2052	199	171
	United States Treasury Note/Bond	3.625%	2/15/2053	183	147
	United States Treasury Note/Bond	3.625%	5/15/2053	203	163
	United States Treasury Note/Bond	4.125%	8/15/2053	212	186
	United States Treasury Note/Bond	4.750%	11/15/2053	230	224
	United States Treasury Note/Bond	4.250%	2/15/2054	233	209
	United States Treasury Note/Bond	4.625%	5/15/2054	235	224
	United States Treasury Note/Bond	4.250%	8/15/2054	238	213
	United States Treasury Note/Bond	4.500%	11/15/2054	235	220
	United States Treasury Note/Bond	4.625%	2/15/2055	244	233
	United States Treasury Note/Bond	4.750%	5/15/2055	246	240
	United States Treasury Note/Bond	4.750%	8/15/2055	234	228
	United States Treasury Note/Bond	4.625%	11/15/2055	246	235
	United States Treasury Note/Bond	4.750%	2/15/2056	159	155
					47,942
Agency Bonds and Notes (0.4%)
	Federal Farm Credit Banks	3.500%	11/10/2027	50	50
	Federal Farm Credit Banks	3.500%	1/21/2028	50	50
	Federal Home Loan Banks	4.500%	3/10/2028	50	51
	Federal Home Loan Banks	4.750%	12/13/2030	35	36
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	50	54
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	40	45
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	35	39
[2]	Federal National Mortgage Assn.	0.750%	10/8/2027	75	72
[2]	Federal National Mortgage Assn.	6.250%	5/15/2029	50	53
	Tennessee Valley Authority	5.250%	9/15/2039	50	52
					502
Conventional Mortgage-Backed Securities (16.2%)
[1,3]	Ginnie Mae II Pool	2.000%	12/20/2050–4/15/2056	555	458
[1,3]	Ginnie Mae II Pool	2.500%	8/20/2050–5/15/2056	541	464
[1,3]	Ginnie Mae II Pool	3.000%	1/20/2050–4/15/2056	519	463
[1,3]	Ginnie Mae II Pool	3.500%	11/20/2045–4/15/2056	443	410
[1]	Ginnie Mae II Pool	4.000%	5/20/2049–2/20/2056	317	299
[1,3]	Ginnie Mae II Pool	4.500%	10/20/2052–4/15/2056	468	452
[1,3]	Ginnie Mae II Pool	5.000%	10/20/2052–5/15/2056	756	749
[1]	Ginnie Mae II Pool	5.500%	9/20/2053–3/20/2056	804	811
[1]	Ginnie Mae II Pool	6.000%	1/20/2053–9/20/2055	443	453
[1,3]	Ginnie Mae II Pool	6.500%	4/20/2054–5/15/2056	181	189
[1,2]	UMBS Pool	1.500%	2/1/2041–11/1/2050	397	311
[1,2,3]	UMBS Pool	2.000%	9/1/2036–5/25/2056	3,225	2,702
[1,2]	UMBS Pool	2.500%	5/1/2037–5/1/2052	2,089	1,802
[1,2,3]	UMBS Pool	3.000%	3/1/2038–1/1/2053	1,450	1,298
[1,2,3]	UMBS Pool	3.500%	9/1/2042–5/25/2056	894	826
[1,2,3]	UMBS Pool	4.000%	1/1/2034–4/25/2056	770	729
[1,2,3]	UMBS Pool	4.500%	4/1/2041–5/25/2056	790	770
[1,2,3]	UMBS Pool	5.000%	9/1/2040–4/25/2056	1,501	1,489
[1,2,3]	UMBS Pool	5.500%	1/1/2053–4/25/2056	1,822	1,841
[1,2,3]	UMBS Pool	6.000%	11/1/2053–4/25/2056	1,576	1,614
[1,2,3]	UMBS Pool	6.500%	8/1/2054–4/25/2056	757	788
					18,918
Total U.S. Government and Agency Obligations (Cost $68,038)					67,362
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
[1]	Ally Auto Receivables Trust Series 2026-1	4.020%	6/15/2031	12	12
[1]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	100	103
[1]	BANK Series 2022-BNK39	3.181%	2/15/2055	75	68
[1]	BANK Series 2024-5YR8	5.884%	8/15/2057	57	59
[1]	BANK Series 2025-BNK51	5.544%	12/25/2067	10	10
[1]	BBCMS Mortgage Trust Series 2025-5C34	5.659%	5/15/2058	32	33
[1]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	19	20
[1]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	10	10
[1]	BBCMS Mortgage Trust Series 2025-C39	5.808%	12/15/2058	10	10
[1]	Benchmark Mortgage Trust Series 2018-B7	4.241%	5/15/2053	67	66

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	50	45
[1]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	25	24
[1]	Benchmark Mortgage Trust Series 2023-B40	6.054%	12/15/2056	25	27
[1]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	100	103
[1]	BMO Mortgage Trust Series 2026-5C14	5.209%	3/15/2059	10	10
[1]	BMO Mortgage Trust Series 2026-5C14	5.539%	3/15/2059	10	10
[1]	BMW Vehicle Lease Trust Series 2025-2	3.970%	9/25/2028	20	20
[1]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	10	10
[1]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	85	86
[1]	CarMax Select Receivables Trust Series 2026-A	3.990%	5/17/2032	5	5
[1]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	45	46
[1]	CNH Equipment Trust Series 2026-A	4.000%	5/15/2031	10	10
[1]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	1	1
[1,2]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	107	109
[1,2]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	40	39
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	40	40
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	150	144
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	25	24
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K176	4.385%	12/25/2035	10	10
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K177	4.300%	1/25/2036	5	5
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K178	4.400%	2/25/2036	10	10
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	80	81
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K552	4.092%	11/25/2030	20	20
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K553	4.070%	12/25/2030	25	25
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K554	4.220%	12/25/2030	35	35
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	140	143
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	70	69
[1]	Ford Credit Auto Lease Trust Series 2026-A	4.000%	7/15/2029	2	2
[1]	GM Financial Automobile Leasing Trust Series 2026-1	3.880%	1/22/2029	15	15
[1]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.840%	5/16/2031	8	8
[1]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.970%	6/16/2032	10	10
[1]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	5	5
[1]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	60	60
[1]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	25	25
[1]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	30	30
[1]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.930%	1/15/2030	3	3
[1]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.970%	4/15/2031	2	2
[1]	Morgan Stanley Capital I Trust Series 2020-HR8	3.714%	7/15/2053	30	26
[1]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	25	25
[1]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	30	30
[1]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	15	15
[1]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	15	15
[1]	Toyota Auto Receivables Owner Trust Series 2026-A	3.860%	9/16/2030	3	3
[1]	Toyota Auto Receivables Owner Trust Series 2026-A	3.970%	7/15/2031	3	3
[1]	Wells Fargo Commercial Mortgage Trust Series 2021-C60	2.342%	8/15/2054	63	55
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-5C3	6.096%	1/15/2058	40	42
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	10	10
[1]	World Omni Auto Receivables Trust Series 2026-A	3.860%	5/15/2031	5	5
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,946)					1,931
Corporate Bonds (30.8%)
Communications (3.0%)
[4]	Advantage Sales & Marketing Inc.	9.000%	11/15/2030	2	1
	Airbnb Inc.	4.400%	3/16/2029	7	7
	Airbnb Inc.	4.650%	3/16/2031	2	2
	Airbnb Inc.	5.250%	3/16/2036	4	4
[4]	Allen Media LLC	10.500%	2/15/2028	2	1
	Alphabet Inc.	4.000%	5/15/2030	23	23
	Alphabet Inc.	1.100%	8/15/2030	5	4
	Alphabet Inc.	4.100%	2/15/2031	5	5
	Alphabet Inc.	4.400%	2/15/2033	2	2
	Alphabet Inc.	4.500%	5/15/2035	5	5
	Alphabet Inc.	4.700%	11/15/2035	25	25
	Alphabet Inc.	4.800%	2/15/2036	6	6
	Alphabet Inc.	1.900%	8/15/2040	155	103
	Alphabet Inc.	5.500%	2/15/2046	18	18
	Alphabet Inc.	2.050%	8/15/2050	5	3
	Alphabet Inc.	5.250%	5/15/2055	10	9
	Alphabet Inc.	5.650%	2/15/2056	10	10

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	2.250%	8/15/2060	10	5
	Alphabet Inc.	5.700%	11/15/2075	10	10
[4]	Altice Financing SA	9.625%	7/15/2027	3	2
[4]	Altice Financing SA	5.000%	1/15/2028	6	4
[4]	Altice Financing SA	5.750%	8/15/2029	4	3
[4]	Altice France Lux 3	10.000%	1/15/2033	4	4
[4]	Altice France SA	9.500%	11/1/2029	6	6
[4]	Altice France SA	6.875%	10/15/2030	2	2
[4]	Altice France SA	6.500%	10/15/2031	2	2
[4]	Altice France SA	6.500%	4/15/2032	4	4
[4]	Altice France SA	6.875%	7/15/2032	5	5
[4]	AMC Networks Inc.	10.500%	7/15/2032	5	5
	America Movil SAB de CV	3.625%	4/22/2029	2	2
	America Movil SAB de CV	2.875%	5/7/2030	2	2
	America Movil SAB de CV	4.700%	7/21/2032	23	23
	America Movil SAB de CV	5.000%	1/20/2033	3	3
	America Movil SAB de CV	6.125%	11/15/2037	13	14
	America Movil SAB de CV	6.125%	3/30/2040	3	3
	America Movil SAB de CV	4.375%	7/16/2042	2	2
	America Movil SAB de CV	4.375%	4/22/2049	2	2
[4]	ANGI Group LLC	3.875%	8/15/2028	2	2
[4]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	9	9
[4]	APLD ComputeCo LLC	9.250%	12/15/2030	8	8
	AppLovin Corp.	5.375%	12/1/2031	5	5
	AppLovin Corp.	5.500%	12/1/2034	5	5
	AppLovin Corp.	5.950%	12/1/2054	9	8
[4]	Arches Buyer Inc.	4.250%	6/1/2028	2	2
[4]	Arches Buyer Inc.	6.125%	12/1/2028	2	2
	AT&T Inc.	2.300%	6/1/2027	5	5
	AT&T Inc.	1.650%	2/1/2028	11	10
[1]	AT&T Inc.	4.100%	2/15/2028	5	5
	AT&T Inc.	4.350%	3/1/2029	23	23
[1]	AT&T Inc.	4.300%	2/15/2030	21	21
	AT&T Inc.	4.700%	8/15/2030	56	56
	AT&T Inc.	4.400%	4/30/2031	5	5
	AT&T Inc.	2.250%	2/1/2032	5	4
	AT&T Inc.	4.750%	4/30/2033	5	5
	AT&T Inc.	2.550%	12/1/2033	5	4
	AT&T Inc.	5.400%	2/15/2034	5	5
	AT&T Inc.	4.500%	5/15/2035	5	5
	AT&T Inc.	4.900%	11/1/2035	14	14
	AT&T Inc.	5.125%	4/30/2036	3	3
	AT&T Inc.	5.250%	3/1/2037	5	5
	AT&T Inc.	4.900%	8/15/2037	5	5
	AT&T Inc.	6.550%	2/15/2039	33	36
	AT&T Inc.	3.500%	6/1/2041	10	8
	AT&T Inc.	4.300%	12/15/2042	14	12
	AT&T Inc.	4.650%	6/1/2044	5	4
	AT&T Inc.	4.800%	6/15/2044	13	11
	AT&T Inc.	4.350%	6/15/2045	5	4
	AT&T Inc.	5.550%	11/1/2045	5	5
	AT&T Inc.	5.850%	4/30/2046	5	5
	AT&T Inc.	4.750%	5/15/2046	5	4
	AT&T Inc.	4.550%	3/9/2049	5	4
	AT&T Inc.	3.650%	6/1/2051	5	3
	AT&T Inc.	3.500%	9/15/2053	10	7
	AT&T Inc.	5.700%	11/1/2054	5	5
	AT&T Inc.	3.550%	9/15/2055	10	6
	AT&T Inc.	6.000%	4/30/2056	20	20
	AT&T Inc.	3.800%	12/1/2057	10	7
	AT&T Inc.	3.650%	9/15/2059	10	6
	AT&T Inc.	3.500%	2/1/2061	5	3
	Baidu Inc.	4.375%	3/29/2028	50	50
	Baidu Inc.	2.375%	8/23/2031	20	18
[4]	Banijay Entertainment SAS	8.125%	5/1/2029	1	1
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/2034	5	5
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	5	4
	Bell Telephone Co. of Canada or Bell Canada	6.875%	9/15/2055	2	2
	Bell Telephone Co. of Canada or Bell Canada	7.000%	9/15/2055	4	4
	Belo Corp.	7.750%	6/1/2027	1	1

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Black Pearl Compute LLC	6.125%	2/15/2031	2	2
	British Telecommunications plc	9.625%	12/15/2030	5	6
[4]	British Telecommunications plc	4.875%	11/23/2081	2	2
[4]	Cable One Inc.	4.000%	11/15/2030	2	1
[4]	Cars.com Inc.	6.375%	11/1/2028	1	1
[4]	CCO Holdings LLC	5.000%	2/1/2028	12	12
[4]	CCO Holdings LLC	5.375%	6/1/2029	9	9
[4]	CCO Holdings LLC	6.375%	9/1/2029	7	7
[4]	CCO Holdings LLC	4.750%	3/1/2030	5	5
[4]	CCO Holdings LLC	4.500%	8/15/2030	9	8
[4]	CCO Holdings LLC	4.250%	2/1/2031	9	8
[4]	CCO Holdings LLC	7.375%	3/1/2031	2	2
[4]	CCO Holdings LLC	4.750%	2/1/2032	3	3
	CCO Holdings LLC	4.500%	5/1/2032	11	10
[4]	CCO Holdings LLC	7.000%	2/1/2033	5	5
[4]	CCO Holdings LLC	4.500%	6/1/2033	10	9
[4]	CCO Holdings LLC	4.250%	1/15/2034	8	7
[4]	CCO Holdings LLC	7.375%	2/1/2036	3	3
	Charter Communications Operating LLC	2.250%	1/15/2029	5	5
	Charter Communications Operating LLC	5.050%	3/30/2029	25	25
	Charter Communications Operating LLC	6.100%	6/1/2029	10	10
	Charter Communications Operating LLC	2.300%	2/1/2032	10	9
	Charter Communications Operating LLC	6.650%	2/1/2034	50	52
	Charter Communications Operating LLC	6.384%	10/23/2035	5	5
	Charter Communications Operating LLC	5.850%	12/1/2035	5	5
	Charter Communications Operating LLC	5.375%	4/1/2038	5	4
	Charter Communications Operating LLC	3.500%	6/1/2041	5	3
	Charter Communications Operating LLC	3.500%	3/1/2042	7	5
	Charter Communications Operating LLC	6.484%	10/23/2045	5	5
	Charter Communications Operating LLC	5.375%	5/1/2047	5	4
	Charter Communications Operating LLC	5.750%	4/1/2048	5	4
	Charter Communications Operating LLC	5.125%	7/1/2049	19	15
	Charter Communications Operating LLC	4.800%	3/1/2050	5	4
	Charter Communications Operating LLC	3.700%	4/1/2051	5	3
	Charter Communications Operating LLC	3.900%	6/1/2052	5	3
	Charter Communications Operating LLC	6.834%	10/23/2055	5	5
	Charter Communications Operating LLC	6.700%	12/1/2055	15	14
	Charter Communications Operating LLC	3.850%	4/1/2061	5	3
[4]	Cipher Compute LLC	7.125%	11/15/2030	6	6
[4]	Clear Channel Outdoor Holdings Inc.	7.750%	4/15/2028	5	5
[4]	Clear Channel Outdoor Holdings Inc.	7.500%	6/1/2029	4	4
[4]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	2	2
[4]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	4	4
[4]	CMG Media Corp.	8.875%	6/18/2029	2	2
[4]	Cogent Communications Group LLC	7.000%	6/15/2027	7	7
[4]	Cogent Communications Group LLC	6.500%	7/1/2032	2	2
	Comcast Corp.	2.650%	2/1/2030	5	5
	Comcast Corp.	3.400%	4/1/2030	5	5
	Comcast Corp.	4.250%	10/15/2030	5	5
	Comcast Corp.	1.950%	1/15/2031	5	4
	Comcast Corp.	1.500%	2/15/2031	5	4
	Comcast Corp.	5.500%	11/15/2032	20	21
	Comcast Corp.	4.250%	1/15/2033	5	5
	Comcast Corp.	7.050%	3/15/2033	5	6
	Comcast Corp.	5.300%	5/15/2035	5	5
	Comcast Corp.	6.500%	11/15/2035	75	82
	Comcast Corp.	4.600%	10/15/2038	23	21
	Comcast Corp.	3.250%	11/1/2039	5	4
	Comcast Corp.	3.400%	7/15/2046	5	3
	Comcast Corp.	3.969%	11/1/2047	5	4
	Comcast Corp.	4.700%	10/15/2048	5	4
	Comcast Corp.	3.999%	11/1/2049	5	4
	Comcast Corp.	3.450%	2/1/2050	5	3
	Comcast Corp.	2.800%	1/15/2051	5	3
	Comcast Corp.	2.887%	11/1/2051	5	3
	Comcast Corp.	2.450%	8/15/2052	25	13
	Comcast Corp.	5.350%	5/15/2053	5	4
	Comcast Corp.	5.650%	6/1/2054	5	5
	Comcast Corp.	2.937%	11/1/2056	16	9
	Comcast Corp.	2.987%	11/1/2063	10	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Connect Finco Sarl	9.000%	9/15/2029	6	6
[4]	Connect Holding II LLC	10.500%	4/3/2031	7	7
[4]	Cox Communications Inc.	3.500%	8/15/2027	5	5
[4]	Cox Communications Inc.	5.450%	9/15/2028	5	5
[4]	Cox Communications Inc.	5.700%	6/15/2033	5	5
[4]	Cox Communications Inc.	2.950%	10/1/2050	5	3
[4]	Cox Communications Inc.	5.950%	9/1/2054	7	6
[4]	CSC Holdings LLC	5.500%	4/15/2027	2	2
[4]	CSC Holdings LLC	5.375%	2/1/2028	7	5
[4]	CSC Holdings LLC	7.500%	4/1/2028	3	2
[4]	CSC Holdings LLC	11.250%	5/15/2028	4	3
[4]	CSC Holdings LLC	11.750%	1/31/2029	7	5
[4]	CSC Holdings LLC	6.500%	2/1/2029	6	4
[4]	CSC Holdings LLC	5.750%	1/15/2030	8	3
[4]	CSC Holdings LLC	4.125%	12/1/2030	2	1
[4]	CSC Holdings LLC	4.625%	12/1/2030	2	1
[4]	CSC Holdings LLC	3.375%	2/15/2031	6	3
[4]	CSC Holdings LLC	4.500%	11/15/2031	4	2
[4]	CSC Holdings LLC	5.000%	11/15/2031	4	1
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	5	6
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	5	6
[4]	Directv Financing LLC	5.875%	8/15/2027	10	10
[4]	Directv Financing LLC	8.875%	2/1/2030	10	10
[4]	Directv Financing LLC	10.000%	2/15/2031	5	5
[1]	Discovery Communications LLC	3.950%	3/20/2028	2	2
[1]	Discovery Communications LLC	4.125%	5/15/2029	4	4
[1]	Discovery Communications LLC	3.625%	5/15/2030	4	4
[1]	Discovery Communications LLC	5.000%	9/20/2037	3	2
[1]	Discovery Communications LLC	6.350%	6/1/2040	5	4
[1]	Discovery Global Holdings Inc.	4.054%	3/15/2029	7	7
	Discovery Global Holdings Inc.	4.279%	3/15/2032	2	2
[1]	Discovery Global Holdings Inc.	4.279%	3/15/2032	5	4
	Discovery Global Holdings Inc.	5.050%	3/15/2042	1	1
[1]	Discovery Global Holdings Inc.	5.050%	3/15/2042	10	7
[1]	Discovery Global Holdings Inc.	5.141%	3/15/2052	4	2
[4]	DISH DBS Corp.	5.250%	12/1/2026	4	4
	DISH DBS Corp.	7.375%	7/1/2028	5	5
[4]	DISH DBS Corp.	5.750%	12/1/2028	10	10
	DISH DBS Corp.	5.125%	6/1/2029	3	3
[4]	Dotdash Meredith Inc.	7.625%	6/15/2032	2	2
[1]	EchoStar Corp.	10.750%	11/30/2029	19	20
[5]	EchoStar Corp., 6.750% PIK or 6.750% Cash	6.750%	11/30/2030	6	6
	Embarq LLC	7.995%	6/1/2036	4	1
[4]	EW Scripps Co.	9.875%	8/15/2030	2	2
[4]	Fibercop SpA	6.375%	11/15/2033	6	6
[4]	Fibercop SpA	6.000%	9/30/2034	4	4
[4]	Flash Compute LLC	7.250%	12/31/2030	5	5
	Fox Corp.	4.709%	1/25/2029	10	10
	Fox Corp.	6.500%	10/13/2033	5	5
	Fox Corp.	5.576%	1/25/2049	5	5
[4]	Frontier Communications Holdings LLC	5.000%	5/1/2028	4	4
[4]	Frontier Communications Holdings LLC	6.750%	5/1/2029	2	2
[1]	Frontier Florida LLC	6.860%	2/1/2028	2	2
[4]	GCI LLC	4.750%	10/15/2028	2	2
[4]	Getty Images Inc.	14.000%	3/1/2028	2	2
[4]	Getty Images Inc.	11.250%	2/21/2030	2	2
[4]	Getty Images Inc.	10.500%	11/15/2030	2	2
[4]	Go Daddy Operating Co. LLC	5.250%	12/1/2027	2	2
[4]	Go Daddy Operating Co. LLC	3.500%	3/1/2029	3	3
[4]	Gray Media Inc.	10.500%	7/15/2029	6	6
[4]	Gray Media Inc.	4.750%	10/15/2030	4	3
[4]	Gray Media Inc.	5.375%	11/15/2031	4	3
[4]	Gray Media Inc.	9.625%	7/15/2032	2	2
[4]	Gray Media Inc.	7.250%	8/15/2033	6	6
	Grupo Televisa SAB	5.000%	5/13/2045	5	3
	Grupo Televisa SAB	6.125%	1/31/2046	5	3
[4]	iHeartCommunications Inc.	4.750%	1/15/2028	3	3
[4]	iHeartCommunications Inc.	9.125%	5/1/2029	4	4
[4]	iHeartCommunications Inc.	7.750%	8/15/2030	2	2
[4]	iHeartCommunications Inc.	7.000%	1/15/2031	2	1

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Iliad Holding SAS	7.000%	10/15/2028	5	5
[4]	Iliad Holding SAS	8.500%	4/15/2031	1	1
[4]	Iliad Holding SAS	7.000%	4/15/2032	3	3
	Koninklijke KPN NV	8.375%	10/1/2030	23	26
	Lamar Media Corp.	4.000%	2/15/2030	2	2
	Lamar Media Corp.	3.625%	1/15/2031	2	2
[4]	Lamar Media Corp.	5.375%	11/1/2033	1	1
[4]	LCPR Senior Secured Financing DAC	6.750%	10/15/2027	5	3
[4]	LCPR Senior Secured Financing DAC	5.125%	7/15/2029	2	1
[4]	Level 3 Financing Inc.	4.250%	7/1/2028	3	3
[4]	Level 3 Financing Inc.	3.625%	1/15/2029	3	3
[4]	Level 3 Financing Inc.	3.750%	7/15/2029	2	2
[4]	Level 3 Financing Inc.	6.875%	6/30/2033	2	2
[4]	Level 3 Financing Inc.	7.000%	3/31/2034	10	10
[4]	Level 3 Financing Inc.	8.500%	1/15/2036	6	6
[4]	Lumen Technologies Inc.	4.500%	1/15/2029	3	3
[4]	Lumen Technologies Inc.	5.375%	6/15/2029	2	2
[1]	Lumen Technologies Inc.	7.600%	9/15/2039	1	1
[4]	Match Group Holdings II LLC	5.000%	12/15/2027	1	1
[4]	Match Group Holdings II LLC	3.625%	10/1/2031	7	6
[4]	McGraw-Hill Education Inc.	5.750%	8/1/2028	4	4
[4]	McGraw-Hill Education Inc.	8.000%	8/1/2029	4	4
[4]	McGraw-Hill Education Inc.	7.375%	9/1/2031	1	1
[4]	Meituan	4.500%	5/5/2031	5	5
	Meta Platforms Inc.	3.500%	8/15/2027	48	48
	Meta Platforms Inc.	4.600%	5/15/2028	18	18
	Meta Platforms Inc.	4.300%	8/15/2029	6	6
	Meta Platforms Inc.	4.800%	5/15/2030	5	5
	Meta Platforms Inc.	4.200%	11/15/2030	43	43
	Meta Platforms Inc.	3.850%	8/15/2032	10	9
	Meta Platforms Inc.	4.750%	8/15/2034	5	5
	Meta Platforms Inc.	4.875%	11/15/2035	33	32
	Meta Platforms Inc.	5.500%	11/15/2045	12	11
	Meta Platforms Inc.	5.600%	5/15/2053	39	36
	Meta Platforms Inc.	5.400%	8/15/2054	5	4
	Meta Platforms Inc.	4.650%	8/15/2062	19	15
	Meta Platforms Inc.	5.750%	5/15/2063	5	5
	Meta Platforms Inc.	5.550%	8/15/2064	5	4
	Meta Platforms Inc.	5.750%	11/15/2065	15	14
[4]	Midcontinent Communications	8.000%	8/15/2032	2	2
[4]	Neptune Bidco US Inc.	9.290%	4/15/2029	13	13
[4]	Neptune Bidco US Inc.	10.375%	5/15/2031	2	2
[4]	Neptune Bidco US Inc.	9.500%	2/15/2033	4	4
	Netflix Inc.	5.875%	11/15/2028	5	5
[4]	Netflix Inc.	4.875%	6/15/2030	5	5
	Netflix Inc.	5.400%	8/15/2054	5	5
[4]	Newfold Digital Holdings Group Inc.	11.750%	4/30/2029	3	1
[4]	Nexstar Media Inc.	4.750%	11/1/2028	3	3
[4]	Nexstar Media Inc.	6.500%	9/15/2033	12	12
[3,4]	Nexstar Media Inc.	7.250%	4/15/2034	6	6
[4]	NTT Finance Corp.	5.104%	7/2/2027	5	5
[3,4]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	12	12
[3,4]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	10	10
[4]	Ooredoo International Finance Ltd.	4.500%	1/31/2043	50	44
	Orange SA	9.000%	3/1/2031	13	15
[4]	Orange SA	5.000%	1/13/2036	25	24
	Orange SA	5.500%	2/6/2044	5	5
[4]	Orange SA	5.750%	1/13/2056	25	25
[4]	Outfront Media Capital LLC	4.250%	1/15/2029	1	1
[4]	Outfront Media Capital LLC	7.375%	2/15/2031	5	5
	Paramount Global	4.950%	1/15/2031	5	5
	Paramount Global	5.850%	9/1/2043	5	3
	Paramount Global	4.950%	5/19/2050	24	14
[4]	Playtika Holding Corp.	4.250%	3/15/2029	2	2
[4]	ROBLOX Corp.	3.875%	5/1/2030	3	3
	Rogers Communications Inc.	3.800%	3/15/2032	5	5
	Rogers Communications Inc.	4.300%	2/15/2048	5	4
	Rogers Communications Inc.	4.550%	3/15/2052	5	4
	Rogers Communications Inc.	7.000%	4/15/2055	4	4
	Rogers Communications Inc.	7.125%	4/15/2055	3	3

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	6	5
[4]	SES AMERICOM Inc.	5.300%	3/25/2044	1	1
[4]	SES SA	5.300%	4/4/2043	2	2
[4]	Sinclair Television Group Inc.	5.500%	3/1/2030	2	2
[4]	Sinclair Television Group Inc.	4.375%	12/31/2032	2	2
[4]	Sinclair Television Group Inc.	8.125%	2/15/2033	2	2
[4]	Sinclair Television Group Inc.	9.750%	2/15/2033	2	2
[4]	Sirius XM Radio LLC	5.000%	8/1/2027	10	10
[4]	Sirius XM Radio LLC	4.000%	7/15/2028	3	3
[4]	Sirius XM Radio LLC	5.500%	7/1/2029	8	8
[4]	Sirius XM Radio LLC	4.125%	7/1/2030	4	4
[4]	Sirius XM Radio LLC	3.875%	9/1/2031	7	6
[4]	Sirius XM Radio LLC	5.875%	4/15/2032	8	8
[4]	Sky Group Finance Ltd.	6.500%	10/15/2035	5	5
[4]	Snap Inc.	6.875%	3/1/2033	5	5
[4]	Snap Inc.	6.875%	3/15/2034	2	2
	Sprint Capital Corp.	6.875%	11/15/2028	50	53
	Sprint Capital Corp.	8.750%	3/15/2032	10	12
[4]	Stagwell Global LLC	5.625%	8/15/2029	5	5
[4]	Sunrise FinCo I BV	4.875%	7/15/2031	4	4
[4]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	7	7
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	5	5
	TCI Communications Inc.	7.125%	2/15/2028	5	5
[1]	Telecom Argentina SA	9.500%	7/18/2031	1	1
[1]	Telecom Argentina SA	9.250%	5/28/2033	2	2
[1]	Telecom Argentina SA	8.500%	1/20/2036	25	25
	Telecom Italia Capital SA	6.000%	9/30/2034	3	3
	Telecom Italia Capital SA	7.200%	7/18/2036	3	3
	Telefonica Emisiones SA	7.045%	6/20/2036	10	11
	Telefonica Europe BV	8.250%	9/15/2030	5	6
[1]	TELUS Corp.	6.625%	10/15/2055	1	1
	TELUS Corp.	7.000%	10/15/2055	3	3
[1]	TELUS Corp.	6.375%	6/9/2056	1	1
[1]	TELUS Corp.	6.625%	6/9/2056	3	3
[1]	Tencent Holdings Ltd.	3.925%	1/19/2038	60	55
	Time Warner Cable LLC	7.300%	7/1/2038	5	5
	Time Warner Cable LLC	6.750%	6/15/2039	5	5
	Time Warner Cable LLC	5.875%	11/15/2040	10	9
	Time Warner Cable LLC	4.500%	9/15/2042	6	4
	T-Mobile USA Inc.	3.750%	4/15/2027	5	5
	T-Mobile USA Inc.	2.050%	2/15/2028	5	5
	T-Mobile USA Inc.	4.950%	3/15/2028	20	20
	T-Mobile USA Inc.	4.800%	7/15/2028	5	5
	T-Mobile USA Inc.	3.375%	4/15/2029	75	73
	T-Mobile USA Inc.	3.875%	4/15/2030	10	10
	T-Mobile USA Inc.	2.550%	2/15/2031	60	54
	T-Mobile USA Inc.	5.050%	7/15/2033	5	5
	T-Mobile USA Inc.	5.150%	4/15/2034	5	5
	T-Mobile USA Inc.	4.700%	1/15/2035	23	22
	T-Mobile USA Inc.	5.300%	5/15/2035	5	5
	T-Mobile USA Inc.	5.000%	2/15/2036	5	5
	T-Mobile USA Inc.	4.375%	4/15/2040	5	4
	T-Mobile USA Inc.	3.000%	2/15/2041	5	4
	T-Mobile USA Inc.	4.500%	4/15/2050	12	10
	T-Mobile USA Inc.	3.300%	2/15/2051	10	6
	T-Mobile USA Inc.	3.400%	10/15/2052	5	3
	T-Mobile USA Inc.	5.650%	1/15/2053	5	5
	T-Mobile USA Inc.	5.750%	1/15/2054	5	5
	T-Mobile USA Inc.	3.600%	11/15/2060	5	3
[1]	Total Play Telecomunicaciones SA de CV	11.125%	12/31/2032	2	2
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	25	25
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	5	4
	Uber Technologies Inc.	4.800%	9/15/2034	10	10
	Uber Technologies Inc.	4.800%	9/15/2035	5	5
[4]	Uniti Group LP	4.750%	4/15/2028	6	6
[4]	Uniti Group LP	6.500%	2/15/2029	4	4
[4]	Uniti Group LP	8.625%	6/15/2032	5	5
[4]	Uniti Services LLC	7.500%	10/15/2033	8	8
[4]	Univision Communications Inc.	8.000%	8/15/2028	8	8
[4]	Univision Communications Inc.	4.500%	5/1/2029	9	8

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Univision Communications Inc.	7.375%	6/30/2030	2	2
[4]	Univision Communications Inc.	8.500%	7/31/2031	4	4
[4]	Univision Communications Inc.	9.375%	8/1/2032	2	2
	VeriSign Inc.	2.700%	6/15/2031	5	4
	Verizon Communications Inc.	2.100%	3/22/2028	5	5
	Verizon Communications Inc.	4.329%	9/21/2028	220	220
	Verizon Communications Inc.	3.875%	2/8/2029	5	5
	Verizon Communications Inc.	4.016%	12/3/2029	42	41
	Verizon Communications Inc.	3.150%	3/22/2030	5	5
	Verizon Communications Inc.	1.680%	10/30/2030	5	4
	Verizon Communications Inc.	1.750%	1/20/2031	5	4
	Verizon Communications Inc.	2.550%	3/21/2031	33	30
	Verizon Communications Inc.	2.355%	3/15/2032	10	9
	Verizon Communications Inc.	4.750%	1/15/2033	5	5
	Verizon Communications Inc.	4.500%	8/10/2033	5	5
	Verizon Communications Inc.	4.400%	11/1/2034	55	52
	Verizon Communications Inc.	4.780%	2/15/2035	5	5
	Verizon Communications Inc.	5.250%	4/2/2035	5	5
	Verizon Communications Inc.	5.850%	9/15/2035	25	26
	Verizon Communications Inc.	4.272%	1/15/2036	5	5
	Verizon Communications Inc.	5.401%	7/2/2037	5	5
	Verizon Communications Inc.	2.650%	11/20/2040	16	11
	Verizon Communications Inc.	3.400%	3/22/2041	5	4
	Verizon Communications Inc.	2.850%	9/3/2041	5	3
	Verizon Communications Inc.	6.550%	9/15/2043	5	5
	Verizon Communications Inc.	5.750%	11/30/2045	5	5
	Verizon Communications Inc.	4.862%	8/21/2046	5	4
	Verizon Communications Inc.	5.500%	3/16/2047	5	5
	Verizon Communications Inc.	2.875%	11/20/2050	20	12
	Verizon Communications Inc.	3.550%	3/22/2051	5	3
	Verizon Communications Inc.	5.500%	2/23/2054	5	5
	Verizon Communications Inc.	2.987%	10/30/2056	5	3
	Verizon Communications Inc.	3.000%	11/20/2060	5	3
	Verizon Communications Inc.	3.700%	3/22/2061	5	3
[4]	Versant Media Group Inc.	7.250%	1/30/2031	3	3
[4]	Viasat Inc.	5.625%	4/15/2027	2	2
[4]	Viasat Inc.	6.500%	7/15/2028	4	4
[4]	Viasat Inc.	7.500%	5/30/2031	2	2
[4]	Virgin Media Finance plc	5.000%	7/15/2030	6	5
[4]	Virgin Media Secured Finance plc	4.500%	8/15/2030	5	4
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	2	2
[4]	Vmed O2 UK Financing I plc	4.750%	7/15/2031	5	4
[4]	Vmed O2 UK Financing I plc	7.750%	4/15/2032	3	3
[4]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	4	4
	Vodafone Group plc	6.150%	2/27/2037	50	54
	Vodafone Group plc	4.875%	6/19/2049	5	4
	Vodafone Group plc	5.750%	6/28/2054	5	5
	Vodafone Group plc	5.875%	6/28/2064	5	5
	Vodafone Group plc	7.000%	4/4/2079	3	3
	Vodafone Group plc	4.125%	6/4/2081	5	5
	Vodafone Group plc	5.125%	6/4/2081	3	2
[4]	VZ Secured Financing BV	5.000%	1/15/2032	3	3
[4]	VZ Secured Financing BV	7.500%	1/15/2033	2	2
	Walt Disney Co.	2.000%	9/1/2029	5	5
	Walt Disney Co.	2.650%	1/13/2031	5	5
	Walt Disney Co.	4.000%	3/14/2031	5	5
	Walt Disney Co.	6.150%	2/15/2041	5	5
	Walt Disney Co.	2.750%	9/1/2049	5	3
	Walt Disney Co.	4.700%	3/23/2050	5	4
	Walt Disney Co.	3.600%	1/13/2051	5	4
	Walt Disney Co.	3.800%	5/13/2060	5	4
[4]	Windstream Services LLC	8.250%	10/1/2031	6	6
	WPP 2025 LLC	6.500%	3/30/2036	5	5
[4]	WULF Compute LLC	7.750%	10/15/2030	11	12
[4]	Zegona Finance plc	8.625%	7/15/2029	7	7
[4]	Ziff Davis Inc.	4.625%	10/15/2030	2	2
[4]	Ziggo Bond Co. BV	5.125%	2/28/2030	6	5
[4]	Ziggo BV	4.875%	1/15/2030	4	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	ZipRecruiter Inc.	5.000%	1/15/2030	2	1
					3,553
Consumer Discretionary (2.8%)
[4]	1011778 BC ULC	3.875%	1/15/2028	2	2
[4]	1011778 BC ULC	4.375%	1/15/2028	7	7
[4]	1011778 BC ULC	3.500%	2/15/2029	5	5
[4]	1011778 BC ULC	5.625%	9/15/2029	2	2
[4]	1011778 BC ULC	4.000%	10/15/2030	10	9
[4]	ACProducts Holdings Inc.	6.375%	5/15/2029	2	1
[4]	Acushnet Co.	5.625%	12/1/2033	1	1
[4]	Adams Homes Inc.	9.250%	10/15/2028	1	1
[4]	Adient Global Holdings Ltd.	7.500%	2/15/2033	3	3
[4]	ADT Security Corp.	4.125%	8/1/2029	5	5
[4]	ADT Security Corp.	4.875%	7/15/2032	2	2
[4]	ADT Security Corp.	5.875%	10/15/2033	4	4
	Advance Auto Parts Inc.	1.750%	10/1/2027	9	8
	Advance Auto Parts Inc.	3.900%	4/15/2030	4	4
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	3	3
	Advance Auto Parts Inc.	3.500%	3/15/2032	2	2
[4]	Affinity Interactive	6.875%	12/15/2027	2	1
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	50	51
[4]	Allied Universal Holdco LLC	4.625%	6/1/2028	8	8
[4]	Allied Universal Holdco LLC	6.000%	6/1/2029	5	5
[4]	Allied Universal Holdco LLC	6.875%	6/15/2030	4	4
[4]	Allied Universal Holdco LLC	7.875%	2/15/2031	3	3
	Amazon.com Inc.	3.150%	8/22/2027	5	5
	Amazon.com Inc.	4.550%	12/1/2027	5	5
	Amazon.com Inc.	3.850%	3/13/2028	10	10
	Amazon.com Inc.	3.900%	11/20/2028	8	8
	Amazon.com Inc.	4.000%	3/13/2029	10	10
	Amazon.com Inc.	1.500%	6/3/2030	25	22
	Amazon.com Inc.	4.250%	3/13/2031	17	17
	Amazon.com Inc.	2.100%	5/12/2031	25	22
	Amazon.com Inc.	3.600%	4/13/2032	57	54
	Amazon.com Inc.	4.700%	12/1/2032	15	15
	Amazon.com Inc.	4.550%	3/13/2033	5	5
	Amazon.com Inc.	4.875%	3/13/2036	16	16
	Amazon.com Inc.	3.875%	8/22/2037	5	4
	Amazon.com Inc.	5.650%	3/13/2046	5	5
	Amazon.com Inc.	4.050%	8/22/2047	10	8
	Amazon.com Inc.	2.500%	6/3/2050	114	66
	Amazon.com Inc.	3.100%	5/12/2051	17	11
	Amazon.com Inc.	5.800%	3/13/2056	7	7
	Amazon.com Inc.	4.250%	8/22/2057	2	1
	Amazon.com Inc.	3.250%	5/12/2061	5	3
	Amazon.com Inc.	5.950%	3/13/2066	10	10
	Amazon.com Inc.	6.050%	3/13/2076	5	5
[4]	AMC Entertainment Holdings Inc.	7.500%	2/15/2029	1	1
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	6	6
[4]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	4	4
[4]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	2	2
	American Honda Finance Corp.	4.700%	1/12/2028	5	5
	American Honda Finance Corp.	4.150%	1/8/2029	7	7
	American Honda Finance Corp.	4.450%	1/8/2031	4	4
	American Honda Finance Corp.	5.100%	1/8/2036	5	5
[4]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	3	3
[4]	AMN Healthcare Inc.	4.000%	4/15/2029	3	3
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	5	3
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	5	4
	Aptiv Swiss Holdings Ltd.	6.875%	12/15/2054	2	2
[4]	Asbury Automotive Group Inc.	5.000%	2/15/2032	4	4
[4]	Ashton Woods USA LLC	4.625%	8/1/2029	3	3
[4]	Ashton Woods USA LLC	4.625%	4/1/2030	2	2
[4]	Aston Martin Capital Holdings Ltd.	10.000%	3/31/2029	4	3
	AutoNation Inc.	4.750%	6/1/2030	15	15
	Bath & Body Works Inc.	7.500%	6/15/2029	7	7
	Bath & Body Works Inc.	6.950%	3/1/2033	5	5
	Bath & Body Works Inc.	6.875%	11/1/2035	2	2
	Bath & Body Works Inc.	6.750%	7/1/2036	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer Inc.	9.500%	7/1/2032	2	2
[4,5]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	7	8
	Beazer Homes USA Inc.	7.250%	10/15/2029	1	1
[4]	Beazer Homes USA Inc.	7.500%	3/15/2031	1	1
[4]	Belron UK Finance plc	5.750%	10/15/2029	3	3
	Best Buy Co. Inc.	4.450%	10/1/2028	5	5
	Block Financial LLC	5.375%	9/15/2032	11	11
[4]	BMW US Capital LLC	4.300%	3/17/2028	5	5
[4]	BMW US Capital LLC	4.400%	3/19/2029	5	5
[4]	BMW US Capital LLC	4.900%	4/2/2029	5	5
[4]	BMW US Capital LLC	3.625%	4/18/2029	5	5
[4]	BMW US Capital LLC	4.650%	8/13/2029	5	5
[4]	BMW US Capital LLC	4.650%	3/19/2031	5	5
[4]	BMW US Capital LLC	2.550%	4/1/2031	5	4
[4]	BMW US Capital LLC	1.950%	8/12/2031	5	4
[4]	BMW US Capital LLC	5.000%	3/19/2033	5	5
[4]	BMW US Capital LLC	5.150%	8/11/2033	5	5
[4]	BMW US Capital LLC	5.400%	3/21/2035	23	23
	BorgWarner Inc.	2.650%	7/1/2027	5	5
	BorgWarner Inc.	4.375%	3/15/2045	5	4
[4]	Boyd Gaming Corp.	4.750%	6/15/2031	3	3
[4]	Boyne USA Inc.	4.750%	5/15/2029	2	2
[4]	Brightstar Lottery plc	5.250%	1/15/2029	6	6
[4]	Brightstar Lottery plc	5.750%	1/15/2033	2	2
[4]	Brinker International Inc.	8.250%	7/15/2030	1	1
[4]	Brink's Co.	6.500%	6/15/2029	1	1
[4]	Brink's Co.	6.750%	6/15/2032	2	2
[4]	Brookfield Residential Properties Inc.	5.000%	6/15/2029	2	2
[4]	Brookfield Residential Properties Inc.	4.875%	2/15/2030	1	1
[1]	Brown University	2.924%	9/1/2050	10	6
	Brunswick Corp.	4.400%	9/15/2032	6	6
[4]	Builders FirstSource Inc.	4.250%	2/1/2032	11	10
[4]	Builders FirstSource Inc.	6.750%	5/15/2035	3	3
[4]	Caesars Entertainment Inc.	4.625%	10/15/2029	8	8
[4]	Caesars Entertainment Inc.	7.000%	2/15/2030	8	8
[4]	Caesars Entertainment Inc.	6.500%	2/15/2032	2	2
[4]	Caesars Entertainment Inc.	6.000%	10/15/2032	3	3
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/2028	4	2
	Carnival Corp.	6.650%	1/15/2028	10	10
[4]	Carnival Corp.	5.125%	5/1/2029	10	10
[4]	Carnival Corp.	5.875%	6/15/2031	3	3
[4]	Carnival Corp.	5.750%	8/1/2032	12	12
[4]	Carnival Corp.	6.125%	2/15/2033	9	9
[4]	Carriage Services Inc.	4.250%	5/15/2029	1	1
[4]	Carvana Co.	9.000%	6/1/2030	4	4
[4]	Carvana Co.	9.000%	6/1/2031	7	8
[4]	CD&R Smokey Buyer Inc.	9.500%	10/15/2029	4	3
	Central Garden & Pet Co.	5.125%	2/1/2028	9	9
	Central Garden & Pet Co.	4.125%	10/15/2030	1	1
[4]	Central Garden & Pet Co.	4.125%	4/30/2031	1	1
[4]	Century Communities Inc.	3.875%	8/15/2029	3	3
[4]	Century Communities Inc.	6.625%	9/15/2033	2	2
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	2	2
[4]	Champions Financing Inc.	8.750%	2/15/2029	2	2
[4]	Churchill Downs Inc.	5.750%	4/1/2030	4	4
[4]	Churchill Downs Inc.	6.750%	5/1/2031	3	3
[4]	Cimpress plc	7.375%	9/15/2032	2	2
[4]	Cinemark USA Inc.	5.250%	7/15/2028	7	7
[4]	Cinemark USA Inc.	7.000%	8/1/2032	3	3
[4]	Clarios Global LP	6.750%	5/15/2028	3	3
[4]	Clarios Global LP	6.750%	2/15/2030	3	3
[4]	Clarios Global LP	6.750%	9/15/2032	3	3
[4]	Cooper-Standard Automotive Inc.	9.250%	3/1/2031	3	3
	CoreCivic Inc.	4.750%	10/15/2027	2	2
	CoreCivic Inc.	8.250%	4/15/2029	1	1
[1]	Cornell University	4.169%	6/15/2030	25	25
[1]	Cornell University	4.733%	6/15/2035	13	13
[4]	Cornerstone Building Brands Inc.	6.125%	1/15/2029	1	—
[4]	Cougar JV Subsidiary LLC	8.000%	5/15/2032	3	3
[4]	CP Atlas Buyer Inc.	9.750%	7/15/2030	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Crocs Inc.	4.250%	3/15/2029	1	1
[4]	Crocs Inc.	4.125%	8/15/2031	1	1
[4]	Cyprium Corp.	6.375%	4/15/2034	5	5
	Dana Inc.	4.500%	2/15/2032	1	1
[4]	Deluxe Corp.	8.125%	9/15/2029	3	3
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	5	3
[4]	Dornoch Debt Merger Sub Inc.	6.625%	10/15/2029	2	2
[4]	Dream Finders Homes Inc.	8.250%	8/15/2028	1	1
[4]	Dream Finders Homes Inc.	6.875%	9/15/2030	1	1
[1]	Duke University	2.832%	10/1/2055	5	3
	eBay Inc.	4.000%	7/15/2042	5	4
	eBay Inc.	3.650%	5/10/2051	5	3
[4]	Empire Communities Corp.	9.750%	5/1/2029	2	2
[1]	Falabella SA	3.375%	1/15/2032	13	11
	Ferguson Enterprises Inc.	4.350%	3/15/2031	5	5
[4]	Fertitta Entertainment LLC	4.625%	1/15/2029	2	2
[4]	Fertitta Entertainment LLC	6.750%	1/15/2030	5	5
[1]	Ford Foundation	2.815%	6/1/2070	5	3
	Ford Motor Co.	3.250%	2/12/2032	25	22
	Ford Motor Co.	6.100%	8/19/2032	5	5
	Ford Motor Co.	4.750%	1/15/2043	5	4
	Ford Motor Co.	5.291%	12/8/2046	5	4
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	23	23
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	6	6
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	32	34
[4]	Forestar Group Inc.	6.500%	3/15/2033	2	2
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	5	5
[4]	Forvia SE	8.000%	6/15/2030	1	1
[4]	Forvia SE	6.750%	9/15/2033	3	3
[4]	Full House Resorts Inc.	8.250%	2/15/2028	2	2
[4,5]	FXI Holdings Inc., 16.000% PIK or 14.000% Cash	14.000%	11/15/2029	2	1
[4]	Gap Inc.	3.625%	10/1/2029	1	1
[4]	Gap Inc.	3.875%	10/1/2031	3	3
[4]	Garda World Security Corp.	6.000%	6/1/2029	4	4
[4]	Garda World Security Corp.	6.500%	1/15/2031	2	2
[4]	Garda World Security Corp.	8.250%	8/1/2032	1	1
[4]	Garda World Security Corp.	8.375%	11/15/2032	3	3
[4]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	2	2
	General Motors Co.	5.350%	4/15/2028	5	5
	General Motors Co.	5.000%	10/1/2028	200	201
	General Motors Co.	5.000%	4/1/2035	18	17
	General Motors Co.	6.600%	4/1/2036	5	5
	General Motors Co.	6.250%	10/2/2043	5	5
	General Motors Co.	5.200%	4/1/2045	5	4
	General Motors Financial Co. Inc.	5.350%	7/15/2027	33	33
	General Motors Financial Co. Inc.	5.050%	4/4/2028	8	8
	General Motors Financial Co. Inc.	5.800%	6/23/2028	20	20
	General Motors Financial Co. Inc.	4.200%	10/27/2028	18	18
	General Motors Financial Co. Inc.	5.550%	7/15/2029	5	5
	General Motors Financial Co. Inc.	4.900%	10/6/2029	5	5
	General Motors Financial Co. Inc.	5.350%	1/7/2030	5	5
	General Motors Financial Co. Inc.	2.350%	1/8/2031	8	7
	General Motors Financial Co. Inc.	4.600%	1/8/2031	3	3
	General Motors Financial Co. Inc.	6.100%	1/7/2034	5	5
	General Motors Financial Co. Inc.	5.950%	4/4/2034	5	5
	General Motors Financial Co. Inc.	5.450%	9/6/2034	5	5
[4]	Genting New York LLC	7.250%	10/1/2029	2	2
	GEO Group Inc.	8.625%	4/15/2029	3	3
	GEO Group Inc.	10.250%	4/15/2031	2	2
	George Washington University	4.868%	9/15/2045	10	9
[1]	Georgetown University	4.315%	4/1/2049	25	20
[1]	Georgetown University	5.215%	10/1/2118	10	9
[4]	Gildan Activewear Inc.	4.700%	10/7/2030	10	10
[4]	Global Auto Holdings Ltd.	8.375%	1/15/2029	2	2
[4]	Global Auto Holdings Ltd.	11.500%	8/15/2029	2	2
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	6	6
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	3	3
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	1	1
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	3	3
[4]	Graham Holdings Co.	5.625%	12/1/2033	1	1

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand Canyon University	5.125%	10/1/2028	2	2
[4]	Great Canadian Gaming Corp.	8.750%	11/15/2029	2	2
	Griffon Corp.	5.750%	3/1/2028	4	4
[4]	Group 1 Automotive Inc.	4.000%	8/15/2028	3	3
	Hasbro Inc.	4.650%	3/12/2031	5	5
	Hasbro Inc.	6.050%	5/14/2034	5	5
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	4	4
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	2	2
	Hilton Domestic Operating Co. Inc.	4.875%	1/15/2030	3	3
[4]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	1	1
[4]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/2032	7	6
[4]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/2032	3	3
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	7	7
[4]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	4	4
[4]	Hilton Grand Vacations Borrower LLC	5.000%	6/1/2029	4	4
[4]	Hilton Grand Vacations Borrower LLC	4.875%	7/1/2031	1	1
[4]	Hilton Grand Vacations Borrower LLC	6.625%	1/15/2032	3	3
[4]	HNI Corp.	5.125%	1/18/2029	2	2
	Home Depot Inc.	4.875%	6/25/2027	5	5
	Home Depot Inc.	2.800%	9/14/2027	12	12
	Home Depot Inc.	4.950%	6/25/2034	10	10
	Home Depot Inc.	5.875%	12/16/2036	5	5
	Home Depot Inc.	5.950%	4/1/2041	5	5
	Home Depot Inc.	4.200%	4/1/2043	5	4
	Home Depot Inc.	4.875%	2/15/2044	10	9
	Home Depot Inc.	4.500%	12/6/2048	5	4
	Home Depot Inc.	3.350%	4/15/2050	5	3
	Home Depot Inc.	5.300%	6/25/2054	10	9
	Home Depot Inc.	3.500%	9/15/2056	15	10
	Home Depot Inc.	5.400%	6/25/2064	8	7
	Honda Motor Co. Ltd.	5.337%	7/8/2035	10	10
[4]	Hyundai Capital America	4.875%	11/1/2027	25	25
[4]	Hyundai Capital America	6.100%	9/21/2028	10	10
[4]	Hyundai Capital America	4.250%	1/8/2029	5	5
[4]	Hyundai Capital America	6.375%	4/8/2030	10	10
[4]	Hyundai Capital America	5.100%	6/24/2030	10	10
[4]	Hyundai Capital America	4.550%	1/8/2031	5	5
[4]	Hyundai Capital America	5.400%	3/29/2032	5	5
[4]	Hyundai Capital America	5.400%	6/23/2032	55	56
[4]	Hyundai Capital America	4.800%	1/10/2033	5	5
[4,5]	IHO Verwaltungs GmbH, 7.125% PIK or 6.375% Cash	6.375%	5/15/2029	4	4
[4,5]	IHO Verwaltungs GmbH, 8.750% PIK or 8.000% Cash	8.000%	11/15/2032	1	1
[4]	Jacobs Entertainment Inc.	6.750%	2/15/2029	2	2
[4]	Jaguar Land Rover Automotive plc	4.500%	10/1/2027	2	2
[4]	Jaguar Land Rover Automotive plc	5.500%	7/15/2029	3	3
[4]	James Hardie International Finance DAC	5.000%	1/15/2028	3	3
	JD.com Inc.	3.375%	1/14/2030	30	29
[4]	JELD-WEN Inc.	4.875%	12/15/2027	4	3
[1]	Johns Hopkins University	4.705%	7/1/2032	5	5
[4]	K. Hovnanian Enterprises Inc.	8.000%	4/1/2031	2	2
[4]	K. Hovnanian Enterprises Inc.	8.375%	10/1/2033	2	2
	KB Home	6.875%	6/15/2027	3	3
	KB Home	7.250%	7/15/2030	1	1
	KB Home	4.000%	6/15/2031	2	2
[4]	Ken Garff Automotive LLC	4.875%	9/15/2028	6	6
[4]	Kingpin Intermediate Holdings LLC	7.250%	10/15/2032	2	2
[4]	Kohl's Corp.	10.000%	6/1/2030	5	5
	Kohl's Corp.	5.125%	5/1/2031	2	1
	Kohl's Corp.	5.550%	7/17/2045	1	1
[4]	Kontoor Brands Inc.	4.125%	11/15/2029	1	1
[4]	Korn Ferry	4.625%	12/15/2027	1	1
	Las Vegas Sands Corp.	3.900%	8/8/2029	10	10
	Las Vegas Sands Corp.	6.000%	6/14/2030	8	8
[4]	LBM Acquisition LLC	6.250%	1/15/2029	2	1
[4]	LBM Acquisition LLC	9.500%	6/15/2031	3	3
[4]	LCM Investments Holdings II LLC	4.875%	5/1/2029	4	4
[4]	LCM Investments Holdings II LLC	8.250%	8/1/2031	1	1
	Lear Corp.	5.250%	5/15/2049	5	4
	Leggett & Platt Inc.	3.500%	11/15/2051	32	20
	Leland Stanford Junior University	3.647%	5/1/2048	5	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Levi Strauss & Co.	3.500%	3/1/2031	1	1
[1]	LG Energy Solution Ltd.	5.750%	9/25/2028	12	12
[4]	LGI Homes Inc.	4.000%	7/15/2029	3	3
[4]	LGI Homes Inc.	7.000%	11/15/2032	2	2
	Liberty Interactive LLC	8.250%	2/1/2030	1	—
[4]	Life Time Inc.	6.000%	11/15/2031	1	1
[4]	Light & Wonder International Inc.	6.250%	10/1/2033	6	6
[4]	Lindblad Expeditions LLC	7.000%	9/15/2030	2	2
[4]	Lithia Motors Inc.	4.625%	12/15/2027	2	2
[4]	Lithia Motors Inc.	5.500%	10/1/2030	2	2
[4]	Lithia Motors Inc.	4.375%	1/15/2031	4	4
[4]	Live Nation Entertainment Inc.	6.500%	5/15/2027	2	2
[4]	Live Nation Entertainment Inc.	4.750%	10/15/2027	1	1
[4]	Live Nation Entertainment Inc.	3.750%	1/15/2028	2	2
	Lowe's Cos. Inc.	1.300%	4/15/2028	5	5
	Lowe's Cos. Inc.	4.850%	10/15/2035	5	5
	Lowe's Cos. Inc.	4.650%	4/15/2042	5	4
	Lowe's Cos. Inc.	4.050%	5/3/2047	5	4
	Lowe's Cos. Inc.	4.250%	4/1/2052	5	4
	Lowe's Cos. Inc.	5.625%	4/15/2053	5	5
	Lowe's Cos. Inc.	4.450%	4/1/2062	5	4
	Lowe's Cos. Inc.	5.800%	9/15/2062	5	5
	M/I Homes Inc.	3.950%	2/15/2030	1	1
[4]	Macy's Retail Holdings LLC	6.125%	3/15/2032	3	3
	Macy's Retail Holdings LLC	4.500%	12/15/2034	3	2
	Macy's Retail Holdings LLC	5.125%	1/15/2042	2	1
[4]	MajorDrive Holdings IV LLC	6.375%	6/1/2029	2	1
	Marriott International Inc.	5.000%	10/15/2027	7	7
	Marriott International Inc.	5.100%	4/15/2032	5	5
	Marriott International Inc.	4.500%	5/1/2033	2	2
	Marriott International Inc.	5.350%	3/15/2035	10	10
	Marriott International Inc.	5.500%	4/15/2037	5	5
	Marriott International Inc.	5.100%	5/1/2038	5	5
	Marriott Ownership Resorts Inc.	4.750%	1/15/2028	1	1
[4]	Marriott Ownership Resorts Inc.	4.500%	6/15/2029	4	4
[4]	Marriott Ownership Resorts Inc.	6.500%	10/1/2033	1	1
	Masco Corp.	2.000%	2/15/2031	5	4
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	5	3
	Massachusetts Institute of Technology	3.067%	4/1/2052	5	3
	Massachusetts Institute of Technology	5.618%	6/1/2055	25	25
	Massachusetts Institute of Technology	5.600%	7/1/2111	10	10
[4]	Masterbrand Inc.	7.000%	7/15/2032	2	2
[4]	Mattamy Group Corp.	4.625%	3/1/2030	5	5
[4]	Mattamy Group Corp.	6.000%	12/15/2033	2	2
[4]	Mavis Tire Express Services Topco Corp.	6.500%	5/15/2029	2	2
[1]	McDonald's Corp.	5.700%	2/1/2039	7	7
[1]	McDonald's Corp.	3.700%	2/15/2042	5	4
[1]	McDonald's Corp.	4.875%	12/9/2045	5	4
[1]	McDonald's Corp.	4.450%	3/1/2047	5	4
[1]	McDonald's Corp.	3.625%	9/1/2049	10	7
[4]	Melco Resorts Finance Ltd.	5.750%	7/21/2028	4	4
[4]	Melco Resorts Finance Ltd.	7.625%	4/17/2032	2	2
[4]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	4	4
[4]	Men's Wearhouse LLC	9.000%	2/1/2031	2	2
[4]	Mercedes-Benz Finance North America LLC	5.250%	11/29/2027	5	5
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	9	10
[4]	Mercedes-Benz Finance North America LLC	4.500%	3/10/2031	150	148
[4]	Meritage Homes Corp.	3.875%	4/15/2029	20	19
[4]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/2031	3	2
[4]	MGM China Holdings Ltd.	7.125%	6/26/2031	2	2
	MGM Resorts International	5.500%	4/15/2027	2	2
	MGM Resorts International	4.750%	10/15/2028	6	6
	MGM Resorts International	6.125%	9/15/2029	3	3
[4]	Michaels Cos. Inc.	8.500%	3/15/2033	8	8
[4]	Michaels Cos. Inc.	11.000%	3/15/2034	2	2
[4]	Midwest Gaming Borrower LLC	4.875%	5/1/2029	2	2
[4]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	2	2
[4]	MIWD Holdco II LLC	5.500%	2/1/2030	2	2
	Mohawk Industries Inc.	5.850%	9/18/2028	5	5
[4]	Mohegan Tribal Gaming Authority	8.250%	4/15/2030	3	3

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mohegan Tribal Gaming Authority	11.875%	4/15/2031	2	2
[4]	Motion Bondco DAC	6.625%	11/15/2027	3	3
[4]	NCL Corp. Ltd.	6.250%	3/1/2030	3	3
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	3	3
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	3	3
[4]	NCL Corp. Ltd.	6.250%	9/15/2033	4	4
[4]	NCL Finance Ltd.	6.125%	3/15/2028	6	6
	Newell Brands Inc.	6.375%	9/15/2027	2	2
[4]	Newell Brands Inc.	8.500%	6/1/2028	2	2
	Newell Brands Inc.	6.375%	5/15/2030	2	2
	Newell Brands Inc.	7.375%	4/1/2036	4	4
	Newell Brands Inc.	7.500%	4/1/2046	2	2
	NIKE Inc.	3.250%	3/27/2040	50	39
	NIKE Inc.	3.375%	3/27/2050	18	12
[4]	Nissan Motor Acceptance Co. LLC	5.300%	9/13/2027	2	2
[4]	Nissan Motor Acceptance Co. LLC	7.050%	9/15/2028	3	3
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	3	3
[4]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	2	2
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	3	3
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	7	7
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/2030	7	6
[4]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	5	5
[4]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	5	5
	Nordstrom Inc.	6.950%	3/15/2028	2	2
	Nordstrom Inc.	4.375%	4/1/2030	4	4
	Nordstrom Inc.	4.250%	8/1/2031	4	4
	Nordstrom Inc.	5.000%	1/15/2044	1	1
	Northwestern University	4.940%	12/1/2035	50	50
	NVR Inc.	3.000%	5/15/2030	9	8
[4]	Odeon Finco plc	12.750%	11/1/2027	2	2
[4]	Ontario Gaming GTA LP	8.000%	8/1/2030	2	2
	O'Reilly Automotive Inc.	5.100%	3/12/2036	5	5
	Owens Corning	5.950%	6/15/2054	5	5
[4]	Papa John's International Inc.	3.875%	9/15/2029	3	3
[4]	Park River Holdings Inc.	8.750%	12/31/2030	2	2
[4]	Park River Holdings Inc.	8.000%	3/15/2031	5	5
[4]	Patrick Industries Inc.	6.375%	11/1/2032	2	2
[4]	Penn Entertainment Inc.	4.125%	7/1/2029	1	1
	Penske Automotive Group Inc.	3.750%	6/15/2029	2	2
[4]	Petco Health & Wellness Co. Inc.	8.250%	2/1/2031	2	2
[4]	PetSmart LLC	7.500%	9/15/2032	6	6
[4]	PetSmart LLC	10.000%	9/15/2033	3	3
[4]	Phinia Inc.	6.750%	4/15/2029	2	2
[4]	Phinia Inc.	6.625%	10/15/2032	2	2
[4]	PM General Purchaser LLC	9.500%	10/1/2028	2	2
	Polaris Inc.	6.950%	3/15/2029	5	5
	Polaris Inc.	5.600%	3/1/2031	7	7
[4]	Premier Entertainment Sub LLC	5.625%	9/1/2029	5	3
[4]	Premier Entertainment Sub LLC	5.875%	9/1/2031	1	—
	President & Fellows of Harvard College	4.887%	3/15/2030	5	5
[1]	President & Fellows of Harvard College	4.609%	2/15/2035	10	10
	President & Fellows of Harvard College	5.259%	3/15/2036	25	26
[4]	Prime Security Services Borrower LLC	3.375%	8/31/2027	8	8
	PulteGroup Inc.	4.250%	3/1/2031	5	5
	PulteGroup Inc.	4.900%	3/1/2036	5	5
	QVC Inc.	5.450%	8/15/2034	2	1
	QVC Inc.	5.950%	3/15/2043	2	1
[4]	QXO Building Products Inc.	6.750%	4/30/2032	7	7
[4]	Rakuten Group Inc.	9.750%	4/15/2029	4	4
[4]	Rakuten Group Inc.	6.250%	Perpetual	4	4
[4]	Rakuten Group Inc.	8.125%	Perpetual	3	3
	Ralph Lauren Corp.	5.000%	6/15/2032	5	5
[4]	Real Hero Merger Sub 2 Inc.	6.250%	2/1/2029	2	1
[4]	Rentokil Terminix Funding LLC	5.000%	4/28/2030	9	9
[4]	Resorts World Las Vegas LLC	4.625%	4/6/2031	5	4
[4]	Risewell Homes Inc.	8.500%	11/1/2030	2	2
[4]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	2	2
[4]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	2	2
	Ross Stores Inc.	1.875%	4/15/2031	5	4
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/2031	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	10	10
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	5	5
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	10	9
[4]	RR Donnelley & Sons Co.	10.875%	8/1/2029	4	4
[4,5]	RRD Intermediate Holdings Inc., 12.000% PIK or 11.000% Cash	11.000%	12/1/2030	2	2
[4,5]	RRD Parent Inc., 10.000% PIK	10.000%	10/15/2031	1	2
[4]	S&S Holdings LLC	8.375%	10/1/2031	2	2
[4]	Sabre GLBL Inc.	10.750%	3/15/2030	2	2
[4]	Sabre GLBL Inc.	11.125%	7/15/2030	6	5
	Sally Holdings LLC	6.750%	4/1/2032	2	2
[4]	Scientific Games Holdings LP	6.625%	3/1/2030	3	3
	Scotts Miracle-Gro Co.	4.500%	10/15/2029	2	2
	Scotts Miracle-Gro Co.	4.375%	2/1/2032	2	2
[4]	SeaWorld Parks & Entertainment Inc.	5.250%	8/15/2029	2	2
	Sekisui House US Inc.	3.966%	8/6/2061	8	5
	Service Corp. International	7.500%	4/1/2027	2	2
	Service Corp. International	4.625%	12/15/2027	2	2
	Service Corp. International	4.000%	5/15/2031	6	6
	Service Corp. International	5.750%	10/15/2032	2	2
	Shea Homes LP	4.750%	4/1/2029	2	2
[4]	Signal Parent Inc.	6.125%	4/1/2029	1	—
	Six Flags Entertainment Corp.	5.250%	7/15/2029	2	2
[4]	Six Flags Entertainment Corp.	7.250%	5/15/2031	3	3
[4]	Six Flags Entertainment Corp.	8.625%	1/15/2032	4	4
	Snap-on Inc.	4.100%	3/1/2048	17	13
	Snap-on Inc.	3.100%	5/1/2050	13	9
[4]	Somnigroup International Inc.	3.875%	10/15/2031	4	4
[4]	Sonic Automotive Inc.	4.875%	11/15/2031	3	3
[4]	Sotheby's	7.375%	10/15/2027	4	4
[4]	Specialty Building Products Holdings LLC	7.750%	10/15/2029	2	2
[4]	Speedway Motorsports LLC	4.875%	11/1/2027	2	2
[4]	Standard Building Solutions Inc.	6.500%	8/15/2032	6	6
[4]	Standard Industries Inc.	4.750%	1/15/2028	3	3
[4]	Standard Industries Inc.	4.375%	7/15/2030	4	4
[4]	Standard Industries Inc.	3.375%	1/15/2031	6	5
	Stanley Black & Decker Inc.	4.850%	11/15/2048	5	4
[4]	Staples Inc.	10.750%	9/1/2029	6	6
[4]	Staples Inc.	12.750%	1/15/2030	4	3
	Starbucks Corp.	3.550%	8/15/2029	25	24
	Starbucks Corp.	2.550%	11/15/2030	5	4
	Starbucks Corp.	3.000%	2/14/2032	20	18
	Starbucks Corp.	4.300%	6/15/2045	5	4
	Starbucks Corp.	3.500%	11/15/2050	5	3
[4]	Station Casinos LLC	4.625%	12/1/2031	3	3
[4]	StoneMor Inc.	8.500%	5/15/2029	2	2
[4]	Studio City Finance Ltd.	6.500%	1/15/2028	1	1
[4]	Studio City Finance Ltd.	5.000%	1/15/2029	3	3
	Tapestry Inc.	5.100%	3/11/2030	15	15
[4]	Taylor Morrison Communities Inc.	5.750%	1/15/2028	2	2
[4]	Taylor Morrison Communities Inc.	5.750%	11/15/2032	3	3
[4]	Tenneco Inc.	8.000%	11/17/2028	5	5
	Thomas Jefferson University	3.847%	11/1/2057	25	18
[4]	Thor Industries Inc.	4.000%	10/15/2029	1	1
	Titan International Inc.	7.000%	4/30/2028	2	2
	Toll Brothers Finance Corp.	4.350%	2/15/2028	25	25
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	25	24
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	4	4
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	5	5
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	5	5
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	9	9
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	5	5
[1]	Toyota Motor Credit Corp.	4.200%	1/10/2031	5	5
	Toyota Motor Credit Corp.	1.900%	9/12/2031	15	13
[1]	Toyota Motor Credit Corp.	4.600%	3/11/2033	7	7
[1]	Toyota Motor Credit Corp.	4.800%	1/11/2036	2	2
	Travel + Leisure Co.	6.000%	4/1/2027	2	2
[4]	Travel + Leisure Co.	4.500%	12/1/2029	4	4
[4]	Travel + Leisure Co.	6.125%	9/1/2033	2	2
	Tri Pointe Homes Inc.	5.700%	6/15/2028	2	2
[4]	TriNet Group Inc.	3.500%	3/1/2029	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	TriNet Group Inc.	7.125%	8/15/2031	1	1
[1]	Trustees of Princeton University	2.516%	7/1/2050	5	3
[4]	Under Armour Inc.	7.250%	7/15/2030	1	1
[1]	University of Chicago	2.761%	4/1/2045	15	12
[1]	University of Southern California	3.226%	10/1/2120	5	3
[4]	Vail Resorts Inc.	5.625%	7/15/2030	3	3
[4]	Valvoline Inc.	3.625%	6/15/2031	2	2
[4]	Veritiv Operating Co.	10.500%	11/30/2030	3	3
	VF Corp.	2.800%	4/23/2027	1	1
	VF Corp.	2.950%	4/23/2030	2	2
	VF Corp.	6.000%	10/15/2033	1	1
	VF Corp.	6.450%	11/1/2037	1	1
[4]	Victoria's Secret & Co.	4.625%	7/15/2029	2	2
[4]	Victra Holdings LLC	8.750%	9/15/2029	1	1
[4]	Viking Cruises Ltd.	9.125%	7/15/2031	3	3
[4]	Viking Cruises Ltd.	5.875%	10/15/2033	5	5
[4]	VOC Escrow Ltd.	5.000%	2/15/2028	8	8
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	5	5
[4]	Volkswagen Group of America Finance LLC	4.750%	11/13/2028	47	47
[4]	Voyager Parent LLC	9.250%	7/1/2032	5	5
[4]	Wand NewCo 3 Inc.	7.625%	1/30/2032	4	4
[4]	Wayfair LLC	7.250%	10/31/2029	2	2
[4]	Wayfair LLC	7.750%	9/15/2030	3	3
[4]	Wayfair LLC	6.750%	11/15/2032	2	2
[4]	Weekley Homes LLC	4.875%	9/15/2028	1	1
[4]	Weekley Homes LLC	6.750%	1/15/2034	2	2
	Whirlpool Corp.	4.750%	2/26/2029	3	3
	Whirlpool Corp.	2.400%	5/15/2031	2	2
	Whirlpool Corp.	5.500%	3/1/2033	2	2
[1]	Whirlpool Corp.	5.150%	3/1/2043	2	1
	Whirlpool Corp.	4.500%	6/1/2046	4	3
	Whirlpool Corp.	4.600%	5/15/2050	1	1
[4]	White Cap Supply Holdings LLC	7.375%	11/15/2030	2	2
[4]	William Carter Co.	7.375%	2/15/2031	2	2
[4]	Wilsonart LLC	11.000%	8/15/2032	2	1
[4]	Wolverine World Wide Inc.	4.000%	8/15/2029	2	2
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	1	1
[4]	Wynn Las Vegas LLC	5.250%	5/15/2027	3	3
[4]	Wynn Macau Ltd.	5.500%	10/1/2027	2	2
[4]	Wynn Macau Ltd.	5.625%	8/26/2028	4	4
[4]	Wynn Macau Ltd.	5.125%	12/15/2029	3	3
[4]	Wynn Macau Ltd.	6.750%	2/15/2034	4	4
[4]	Wynn Resorts Finance LLC	5.125%	10/1/2029	6	6
[4]	Wynn Resorts Finance LLC	7.125%	2/15/2031	3	3
[1]	Yale University	1.482%	4/15/2030	10	9
[1]	Yale University	2.402%	4/15/2050	5	3
[4]	Yum! Brands Inc.	4.750%	1/15/2030	1	1
	Yum! Brands Inc.	3.625%	3/15/2031	5	5
	Yum! Brands Inc.	4.625%	1/31/2032	4	4
	Yum! Brands Inc.	5.375%	4/1/2032	2	2
	Yum! Brands Inc.	6.875%	11/15/2037	1	1
	Yum! Brands Inc.	5.350%	11/1/2043	1	1
[4]	ZF North America Capital Inc.	6.875%	4/14/2028	2	2
[4]	ZF North America Capital Inc.	7.125%	4/14/2030	4	4
[4]	ZF North America Capital Inc.	6.750%	4/23/2030	2	2
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	2	2
[4]	ZF North America Capital Inc.	6.875%	4/23/2032	4	4
					3,285
Consumer Staples (1.3%)
[4]	ACCO Brands Corp.	4.250%	3/15/2029	2	2
[4]	Albertsons Cos. Inc.	4.875%	2/15/2030	4	4
[4]	Albertsons Cos. Inc.	5.500%	3/31/2031	4	4
[4]	Albertsons Cos. Inc.	5.625%	3/31/2032	9	9
[4]	Albertsons Cos. Inc.	6.250%	3/15/2033	1	1
[4]	Albertsons Cos. Inc.	5.750%	3/31/2034	3	3
[4]	Alimentation Couche-Tard Inc.	3.800%	1/25/2050	5	4
	Altria Group Inc.	2.450%	2/4/2032	10	9
	Altria Group Inc.	6.875%	11/1/2033	5	6
	Altria Group Inc.	5.800%	2/14/2039	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	5.375%	1/31/2044	5	5
	Altria Group Inc.	5.950%	2/14/2049	5	5
	Altria Group Inc.	3.700%	2/4/2051	5	3
[1]	Amaggi Luxembourg International Sarl	5.250%	1/28/2028	2	2
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	15	15
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	60	54
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	5	5
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	5	5
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	5	6
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	55	56
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	5	5
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	5	4
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	5	5
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	5	5
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	15	13
[4]	Arko Corp.	5.125%	11/15/2029	1	1
	Avery Dennison Corp.	4.875%	12/6/2028	5	5
	B&G Foods Inc.	5.250%	9/15/2027	3	3
[4]	B&G Foods Inc.	8.000%	9/15/2028	2	2
[1]	Bacardi Ltd.	4.700%	5/15/2028	8	8
	BAT Capital Corp.	5.834%	2/20/2031	5	5
	BAT Capital Corp.	7.750%	10/19/2032	5	6
	BAT Capital Corp.	6.421%	8/2/2033	5	5
	BAT Capital Corp.	6.000%	2/20/2034	5	5
	BAT Capital Corp.	4.390%	8/15/2037	5	5
	BAT Capital Corp.	4.540%	8/15/2047	5	4
	BAT Capital Corp.	4.758%	9/6/2049	5	4
	BAT International Finance plc	5.931%	2/2/2029	15	16
[4]	BellRing Brands Inc.	7.000%	3/15/2030	2	2
[1]	Bimbo Bakeries USA Inc.	6.050%	1/15/2029	3	3
[1]	Bimbo Bakeries USA Inc.	6.400%	1/15/2034	3	3
[1]	Bimbo Bakeries USA Inc.	5.375%	1/9/2036	3	3
[1]	Bimbo Bakeries USA Inc.	4.000%	5/17/2051	1	1
[1]	BRF SA	4.875%	1/24/2030	2	2
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	8	8
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	2	2
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	2	2
[4]	C&S Group Enterprises LLC	5.000%	12/15/2028	1	1
	Campbell's Co.	2.375%	4/24/2030	25	22
	Campbell's Co.	4.550%	3/21/2031	5	5
[4]	Cargill Inc.	5.375%	10/23/2055	5	5
[1]	Cencosud SA	6.625%	2/12/2045	6	6
[4]	Chobani LLC	4.625%	11/15/2028	3	3
[1]	Cia Cervecerias Unidas SA	3.350%	1/19/2032	3	3
[4]	CK Hutchison International 21 Ltd.	2.500%	4/15/2031	24	22
	Clorox Co.	3.100%	10/1/2027	45	44
	Coca-Cola Co.	1.450%	6/1/2027	5	5
	Coca-Cola Co.	2.000%	3/5/2031	50	45
	Coca-Cola Co.	2.250%	1/5/2032	20	18
	Coca-Cola Co.	2.875%	5/5/2041	5	4
	Coca-Cola Co.	3.000%	3/5/2051	5	3
	Coca-Cola Co.	5.300%	5/13/2054	5	5
	Coca-Cola Co.	5.400%	5/13/2064	5	5
	Conagra Brands Inc.	5.750%	8/1/2035	5	5
	Conagra Brands Inc.	5.400%	11/1/2048	5	4
	Constellation Brands Inc.	4.100%	2/15/2048	5	4
	Costco Wholesale Corp.	1.375%	6/20/2027	150	145
	Costco Wholesale Corp.	1.600%	4/20/2030	33	30
[4]	Coty Inc.	5.600%	1/15/2031	5	5
[4]	Darling Ingredients Inc.	6.000%	6/15/2030	7	7
	Diageo Capital plc	2.000%	4/29/2030	5	5
	Diageo Investment Corp.	5.625%	4/15/2035	5	5
	Dollar General Corp.	4.125%	4/3/2050	5	4
[4]	Edgewell Personal Care Co.	4.125%	4/1/2029	3	3
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	5	5
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	4	4
[4]	Energizer Holdings Inc.	6.000%	9/15/2033	2	2
	Estee Lauder Cos. Inc.	5.150%	5/15/2053	5	4
[4]	Fiesta Purchaser Inc.	7.875%	3/1/2031	2	2
[4]	Fiesta Purchaser Inc.	9.625%	9/15/2032	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Flowers Foods Inc.	2.400%	3/15/2031	5	4
[4]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	2	2
	General Mills Inc.	4.875%	1/30/2030	5	5
	General Mills Inc.	4.950%	3/29/2033	5	5
[1]	Grupo Bimbo SAB de CV	4.875%	6/27/2044	1	1
[1]	Grupo Bimbo SAB de CV	4.700%	11/10/2047	3	3
[1]	Grupo Bimbo SAB de CV	4.000%	9/6/2049	1	1
[4]	Heineken NV	4.350%	3/29/2047	5	4
[4]	HLF Financing Sarl LLC	4.875%	6/1/2029	2	2
	Hormel Foods Corp.	3.050%	6/3/2051	5	3
[4]	Ingles Markets Inc.	4.000%	6/15/2031	1	1
	J M Smucker Co.	6.500%	11/15/2043	5	5
	JBS NV	6.750%	3/15/2034	5	5
	JBS NV	5.500%	1/15/2036	5	5
[3,4]	JBS NV	5.625%	3/10/2037	5	5
	JBS NV	6.500%	12/1/2052	5	5
	JBS NV	7.250%	11/15/2053	5	6
[3,4]	JBS NV	6.400%	5/10/2057	5	5
[1]	Kellanova	7.450%	4/1/2031	15	17
	Kenvue Inc.	5.100%	3/22/2043	10	9
	Kenvue Inc.	5.050%	3/22/2053	5	5
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	5	5
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	18	18
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	10	8
	Kimberly-Clark Corp.	5.300%	3/1/2041	5	5
	Kimberly-Clark Corp.	3.200%	7/30/2046	12	8
	Kimberly-Clark Corp.	3.900%	5/4/2047	5	4
	Kraft Heinz Foods Co.	4.625%	1/30/2029	20	20
[4]	Kraft Heinz Foods Co.	7.125%	8/1/2039	5	5
	Kraft Heinz Foods Co.	5.000%	6/4/2042	5	4
	Kraft Heinz Foods Co.	5.200%	7/15/2045	5	4
	Kraft Heinz Foods Co.	4.375%	6/1/2046	10	8
	Kraft Heinz Foods Co.	4.875%	10/1/2049	5	4
	Kroger Co.	4.500%	1/15/2029	20	20
	Kroger Co.	2.200%	5/1/2030	25	23
	Kroger Co.	1.700%	1/15/2031	5	4
	Kroger Co.	5.000%	9/15/2034	5	5
	Kroger Co.	5.500%	9/15/2054	5	5
[4]	Kronos Acquisition Holdings Inc.	8.250%	6/30/2031	2	1
[4]	Kronos Acquisition Holdings Inc.	10.750%	6/30/2032	2	1
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	2	2
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	2	2
[4]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	3	3
[4]	Maple Parent Holdings Corp.	4.750%	3/26/2029	3	3
[1]	MARB BondCo plc	3.950%	1/29/2031	2	2
[4]	Mars Inc.	4.600%	3/1/2028	5	5
[4]	Mars Inc.	4.800%	3/1/2030	25	25
[4]	Mars Inc.	5.000%	3/1/2032	15	15
[4]	Mars Inc.	4.750%	4/20/2033	5	5
[4]	Mars Inc.	3.600%	4/1/2034	50	46
[4]	Mars Inc.	5.200%	3/1/2035	10	10
[4]	Mars Inc.	5.650%	5/1/2045	5	5
[4]	Mars Inc.	5.700%	5/1/2055	10	10
[4]	Mars Inc.	4.200%	4/1/2059	5	4
	McCormick & Co. Inc.	4.150%	2/15/2029	5	5
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	5	4
[1]	Minerva Luxembourg SA	4.375%	3/18/2031	7	6
[4]	Mitsubishi Corp.	5.125%	7/17/2034	8	8
	Molson Coors Beverage Co.	5.000%	5/1/2042	5	5
	Mondelez International Inc.	1.500%	2/4/2031	20	17
[4]	Nestle Holdings Inc.	1.000%	9/15/2027	12	11
[4]	Nestle Holdings Inc.	2.500%	9/14/2041	29	20
[4]	Opal Bidco SAS	6.500%	3/31/2032	3	3
	PepsiCo Inc.	1.625%	5/1/2030	30	27
	PepsiCo Inc.	4.650%	7/23/2032	15	15
	PepsiCo Inc.	5.000%	2/7/2035	5	5
	PepsiCo Inc.	5.000%	7/23/2035	5	5
	PepsiCo Inc.	4.650%	2/15/2053	5	4
[4]	Performance Food Group Inc.	4.250%	8/1/2029	6	6
	Perrigo Finance Unlimited Co.	5.150%	6/15/2030	6	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Perrigo Finance Unlimited Co.	6.125%	9/30/2032	2	2
	Philip Morris International Inc.	5.125%	11/17/2027	5	5
	Philip Morris International Inc.	5.625%	11/17/2029	20	21
	Philip Morris International Inc.	5.125%	2/13/2031	15	15
	Philip Morris International Inc.	5.750%	11/17/2032	5	5
	Philip Morris International Inc.	5.375%	2/15/2033	5	5
	Philip Morris International Inc.	5.625%	9/7/2033	5	5
	Philip Morris International Inc.	5.250%	2/13/2034	5	5
	Philip Morris International Inc.	6.375%	5/16/2038	5	5
	Pilgrim's Pride Corp.	6.250%	7/1/2033	6	6
	Pilgrim's Pride Corp.	6.875%	5/15/2034	5	5
[4]	Post Holdings Inc.	4.625%	4/15/2030	5	5
[4]	Post Holdings Inc.	4.500%	9/15/2031	3	3
[4]	Post Holdings Inc.	6.250%	2/15/2032	8	8
[4]	Post Holdings Inc.	6.375%	3/1/2033	2	2
[4]	Post Holdings Inc.	6.250%	10/15/2034	1	1
[4]	Post Holdings Inc.	6.500%	3/15/2036	8	8
[4]	Prestige Brands Inc.	3.750%	4/1/2031	2	2
[4]	Primo Water Holdings Inc.	6.250%	4/1/2029	2	2
[4]	Primo Water Holdings Inc.	4.375%	4/30/2029	3	3
	Procter & Gamble Co.	1.200%	10/29/2030	6	5
	Procter & Gamble Co.	4.100%	11/3/2032	5	5
	Procter & Gamble Co.	4.550%	1/29/2034	5	5
	Procter & Gamble Co.	5.800%	8/15/2034	5	5
	Reynolds American Inc.	5.850%	8/15/2045	5	5
	Safeway Inc.	7.250%	2/1/2031	2	2
[1]	Sigma Finance Netherlands BV	4.875%	3/27/2028	5	5
[4]	Simmons Foods Inc.	4.625%	3/1/2029	2	2
	Sysco Corp.	4.950%	3/25/2036	4	4
	Sysco Corp.	6.600%	4/1/2050	5	5
	Sysco Corp.	3.150%	12/14/2051	5	3
	Target Corp.	4.500%	9/15/2034	5	5
	Target Corp.	5.000%	4/15/2035	13	13
	Target Corp.	5.250%	2/15/2036	5	5
	Target Corp.	4.800%	1/15/2053	10	9
[4]	Tesco plc	6.150%	11/15/2037	14	14
[4]	Turning Point Brands Inc.	7.625%	3/15/2032	1	1
	Tyson Foods Inc.	5.700%	3/15/2034	5	5
	Unilever Capital Corp.	5.000%	12/8/2033	5	5
[4]	US Foods Inc.	7.250%	1/15/2032	3	3
[4]	US Foods Inc.	5.750%	4/15/2033	4	4
[4]	Viking Baked Goods Acquisition Corp.	8.625%	11/1/2031	4	4
	Walmart Inc.	4.100%	4/28/2027	15	15
	Walmart Inc.	4.150%	9/9/2032	10	10
	Walmart Inc.	4.900%	4/28/2035	5	5
	Walmart Inc.	5.250%	9/1/2035	5	5
	Walmart Inc.	6.200%	4/15/2038	5	6
	Walmart Inc.	5.625%	4/1/2040	5	5
	Walmart Inc.	2.950%	9/24/2049	5	3
					1,571
Energy (2.5%)
[4]	Aethon United BR LP	7.500%	10/1/2029	3	3
[4]	Alliance Resource Operating Partners LP	8.625%	6/15/2029	2	2
[4]	Antero Midstream Partners LP	5.375%	6/15/2029	7	7
[4]	Antero Midstream Partners LP	6.625%	2/1/2032	2	2
[4]	Antero Midstream Partners LP	5.750%	10/15/2033	2	2
[4]	Antero Midstream Partners LP	5.750%	7/1/2034	2	2
[4]	Archrock Partners LP	6.625%	9/1/2032	3	3
[4]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	3	3
[4]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	3	3
[4]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	1	1
	Baker Hughes Holdings LLC	4.050%	3/11/2029	5	5
	Baker Hughes Holdings LLC	4.486%	5/1/2030	20	20
	Baker Hughes Holdings LLC	4.350%	6/15/2031	7	7
	Baker Hughes Holdings LLC	4.650%	6/15/2033	5	5
	Baker Hughes Holdings LLC	5.000%	6/15/2036	9	9
	Baker Hughes Holdings LLC	5.850%	6/15/2056	10	10
[1]	Bapco Energies BSC Closed	7.500%	10/25/2027	1	1
[4]	BKV Upstream Midstream LLC	7.500%	10/15/2030	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Blue Racer Midstream LLC	7.250%	7/15/2032	2	2
[1]	Borr IHC Ltd.	10.375%	11/15/2030	3	3
	BP Capital Markets America Inc.	4.970%	10/17/2029	5	5
	BP Capital Markets America Inc.	4.868%	11/25/2029	50	51
	BP Capital Markets America Inc.	2.721%	1/12/2032	20	18
	BP Capital Markets America Inc.	4.812%	2/13/2033	23	23
	BP Capital Markets America Inc.	5.227%	11/17/2034	5	5
	BP Capital Markets America Inc.	3.000%	2/24/2050	5	3
	BP Capital Markets America Inc.	2.772%	11/10/2050	15	9
	BP Capital Markets America Inc.	2.939%	6/4/2051	5	3
	BP Capital Markets plc	3.723%	11/28/2028	5	5
[4]	Breakwater Energy Holdings Sarl	9.250%	11/15/2030	2	2
[4]	Bristow Group Inc.	6.750%	2/1/2033	2	2
	Buckeye Partners LP	4.125%	12/1/2027	3	3
[4]	Buckeye Partners LP	4.500%	3/1/2028	2	2
[4]	Buckeye Partners LP	6.875%	7/1/2029	4	4
	Buckeye Partners LP	5.850%	11/15/2043	1	1
	Buckeye Partners LP	5.600%	10/15/2044	3	3
[4]	California Resources Corp.	8.250%	6/15/2029	5	5
[4]	California Resources Corp.	7.000%	1/15/2034	1	1
[4]	Calumet Specialty Products Partners LP	9.750%	7/15/2028	3	3
[4]	Calumet Specialty Products Partners LP	9.750%	2/15/2031	1	1
[4]	Cameron LNG LLC	3.402%	1/15/2038	13	11
[4]	Cameron LNG LLC	3.701%	1/15/2039	7	6
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	8	8
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	5	4
[4]	Caturus Energy LLC	8.500%	2/15/2030	2	2
	Cenovus Energy Inc.	6.750%	11/15/2039	5	5
[4]	CHC Group LLC	11.750%	9/1/2030	2	2
	Cheniere Energy Inc.	5.650%	4/15/2034	5	5
[4]	Cheniere Energy Inc.	5.200%	7/30/2036	7	7
[4]	Cheniere Energy Inc.	6.000%	7/30/2056	5	5
	Cheniere Energy Partners LP	5.750%	8/15/2034	10	10
	Chevron Corp.	2.236%	5/11/2030	20	19
	Chevron USA Inc.	3.950%	8/13/2027	5	5
	Chevron USA Inc.	4.687%	4/15/2030	5	5
[4]	Chord Energy Corp.	6.000%	10/1/2030	2	2
[4]	Chord Energy Corp.	6.750%	3/15/2033	3	3
[4]	CNOOC Finance 2003 Ltd.	5.500%	5/21/2033	60	64
[4]	CNOOC Finance 2011 Ltd.	5.750%	1/26/2041	5	5
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/2045	5	5
[4]	CNX Midstream Partners LP	4.750%	4/15/2030	2	2
[4]	CNX Resources Corp.	7.375%	1/15/2031	3	3
[4]	CNX Resources Corp.	7.250%	3/1/2032	2	2
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	18	18
[4]	Columbia Pipelines Holding Co. LLC	6.042%	8/15/2028	5	5
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	10	11
[4]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/2053	5	5
[4]	Columbia Pipelines Operating Co. LLC	5.695%	10/1/2054	8	8
[4]	Comstock Resources Inc.	6.750%	3/1/2029	4	4
[4]	Comstock Resources Inc.	5.875%	1/15/2030	4	4
	ConocoPhillips	6.500%	2/1/2039	5	6
	ConocoPhillips Co.	4.700%	1/15/2030	15	15
	ConocoPhillips Co.	5.050%	9/15/2033	15	15
	ConocoPhillips Co.	5.000%	1/15/2035	5	5
	ConocoPhillips Co.	4.025%	3/15/2062	5	4
[4]	Coronado Finance Pty Ltd.	9.250%	10/1/2029	1	1
	Coterra Energy Inc.	5.900%	2/15/2055	5	5
[4]	CQP Holdco LP	5.500%	6/15/2031	3	3
[4]	CQP Holdco LP	7.500%	12/15/2033	3	3
[4]	Crescent Energy Finance LLC	7.625%	4/1/2032	2	2
[4]	Crescent Energy Finance LLC	7.875%	4/15/2032	4	4
[4]	Crescent Energy Finance LLC	7.375%	1/15/2033	2	2
[4]	Crescent Energy Finance LLC	8.375%	1/15/2034	5	5
[4]	CVR Energy Inc.	5.750%	2/15/2028	2	2
[4]	CVR Energy Inc.	7.500%	2/15/2031	2	2
[4]	CVR Energy Inc.	7.875%	2/15/2034	2	2
[4]	DBR Land Holdings LLC	6.250%	12/1/2030	1	1
	DCP Midstream Operating LP	5.625%	7/15/2027	5	5
	DCP Midstream Operating LP	5.600%	4/1/2044	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Delek Logistics Partners LP	7.125%	6/1/2028	2	2
[4]	Delek Logistics Partners LP	8.625%	3/15/2029	3	3
[4]	Delek Logistics Partners LP	7.375%	6/30/2033	2	2
	Devon Energy Corp.	5.200%	9/15/2034	5	5
	Devon Energy Corp.	5.000%	6/15/2045	6	5
	Devon Energy Corp.	5.750%	9/15/2054	5	5
[4]	Diamond Foreign Asset Co.	8.500%	10/1/2030	3	3
	Diamondback Energy Inc.	6.250%	3/15/2033	25	27
	Diamondback Energy Inc.	5.750%	4/18/2054	5	5
	Diamondback Energy Inc.	5.900%	4/18/2064	5	5
[4]	DT Midstream Inc.	4.300%	4/15/2032	5	5
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	5	5
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	5	4
[4]	EG Global Finance plc	12.000%	11/30/2028	3	3
[1]	Enbridge Energy Partners LP	7.500%	4/15/2038	5	6
	Enbridge Inc.	5.700%	3/8/2033	15	16
	Enbridge Inc.	2.500%	8/1/2033	9	8
	Enbridge Inc.	6.700%	11/15/2053	5	5
[4]	Enerflex Inc.	6.875%	1/15/2031	2	2
[4]	Energean Israel Finance Ltd.	8.500%	9/30/2033	25	26
	Energy Transfer LP	4.000%	10/1/2027	5	5
	Energy Transfer LP	4.950%	5/15/2028	55	56
	Energy Transfer LP	4.150%	9/15/2029	10	10
	Energy Transfer LP	4.550%	1/15/2031	3	3
	Energy Transfer LP	6.550%	12/1/2033	5	5
	Energy Transfer LP	5.700%	4/1/2035	5	5
	Energy Transfer LP	5.350%	1/15/2036	3	3
	Energy Transfer LP	6.500%	2/1/2042	5	5
	Energy Transfer LP	4.950%	1/15/2043	5	4
	Energy Transfer LP	6.000%	6/15/2048	5	5
	Energy Transfer LP	6.250%	4/15/2049	5	5
	Energy Transfer LP	5.000%	5/15/2050	5	4
	Energy Transfer LP	5.950%	5/15/2054	5	5
	Energy Transfer LP	8.000%	5/15/2054	7	7
	Energy Transfer LP	6.050%	9/1/2054	5	5
	Energy Transfer LP	7.125%	10/1/2054	2	2
	Energy Transfer LP	6.200%	4/1/2055	27	26
	Energy Transfer LP	6.500%	2/15/2056	2	2
	Energy Transfer LP	6.750%	2/15/2056	2	2
[4]	EnerSys	6.625%	1/15/2032	2	2
	Enterprise Products Operating LLC	4.150%	10/16/2028	6	6
	Enterprise Products Operating LLC	2.800%	1/31/2030	5	5
	Enterprise Products Operating LLC	5.200%	1/15/2036	10	10
	Enterprise Products Operating LLC	6.125%	10/15/2039	5	5
	Enterprise Products Operating LLC	4.850%	3/15/2044	5	5
	Enterprise Products Operating LLC	4.250%	2/15/2048	5	4
	Enterprise Products Operating LLC	4.800%	2/1/2049	5	4
	Enterprise Products Operating LLC	3.700%	1/31/2051	5	4
	Enterprise Products Operating LLC	3.300%	2/15/2053	82	54
	Enterprise Products Operating LLC	5.550%	2/16/2055	5	5
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	16	16
	EOG Resources Inc.	5.350%	1/15/2036	5	5
	EOG Resources Inc.	5.650%	12/1/2054	5	5
	EQT Corp.	5.750%	2/1/2034	5	5
[4]	Excelerate Energy LP	8.000%	5/15/2030	2	2
	Exxon Mobil Corp.	3.482%	3/19/2030	20	19
	Exxon Mobil Corp.	3.095%	8/16/2049	5	3
	Exxon Mobil Corp.	4.327%	3/19/2050	30	25
	Exxon Mobil Corp.	3.452%	4/15/2051	5	4
[4]	Flex Intermediate Holdco LLC	4.317%	12/30/2039	8	7
[4]	FLNG Liquefaction 2 LLC	4.125%	3/31/2038	13	13
[4]	FORESEA Holding SA	7.500%	6/15/2030	2	2
	Genesis Energy LP	7.875%	5/15/2032	2	2
	Genesis Energy LP	8.000%	5/15/2033	2	2
	Genesis Energy LP	6.750%	3/15/2034	4	4
	Global Marine Inc.	7.000%	6/1/2028	3	3
[4]	Global Partners LP	8.250%	1/15/2032	3	3
[4]	Global Partners LP	7.125%	7/1/2033	2	2
[1]	GNL Quintero SA	4.634%	7/31/2029	2	2
[4]	Gray Oak Pipeline LLC	3.450%	10/15/2027	49	48

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Guara Norte Sarl	5.198%	6/15/2034	2	2
[4]	Gulfport Energy Operating Corp.	6.750%	9/1/2029	2	2
	Halliburton Co.	7.450%	9/15/2039	15	18
	Halliburton Co.	5.000%	11/15/2045	5	4
[4]	Harvest Midstream I LP	7.500%	9/1/2028	2	2
[4]	Harvest Midstream I LP	7.500%	5/15/2032	2	2
	Hess Corp.	7.875%	10/1/2029	5	6
	Hess Corp.	6.000%	1/15/2040	42	44
	Hess Corp.	5.600%	2/15/2041	5	5
[4]	Hess Midstream Operations LP	5.875%	3/1/2028	2	2
[4]	Hess Midstream Operations LP	5.125%	6/15/2028	11	11
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	4	4
	HF Sinclair Corp.	5.500%	9/1/2032	5	5
[4]	Hilcorp Energy I LP	6.250%	11/1/2028	2	2
[4]	Hilcorp Energy I LP	6.000%	4/15/2030	2	2
[4]	Hilcorp Energy I LP	6.000%	2/1/2031	2	2
[4]	Hilcorp Energy I LP	6.250%	4/15/2032	5	5
[4]	Hilcorp Energy I LP	6.875%	5/15/2034	5	5
[4]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	3	3
[4]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	2	2
[4]	Ithaca Energy North Sea plc	8.125%	10/15/2029	2	2
[4]	ITT Holdings LLC	6.500%	8/1/2029	4	4
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	5	5
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	5	6
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	5	5
	Kinder Morgan Inc.	5.400%	2/1/2034	10	10
	Kinder Morgan Inc.	5.550%	6/1/2045	5	5
	Kinder Morgan Inc.	3.600%	2/15/2051	5	3
	Kinder Morgan Inc.	5.450%	8/1/2052	8	7
[4]	Kinetik Holdings LP	6.625%	12/15/2028	2	2
[4]	Kinetik Holdings LP	5.875%	6/15/2030	5	5
[4]	Kodiak Gas Services LLC	7.250%	2/15/2029	6	6
[4]	Kodiak Gas Services LLC	6.500%	10/1/2033	2	2
[4]	Kodiak Gas Services LLC	6.750%	10/1/2035	2	2
[4]	Kraken Oil & Gas Partners LLC	7.625%	8/15/2029	2	2
[4]	Magnolia Oil & Gas Operating LLC	6.875%	12/1/2032	2	2
	Marathon Petroleum Corp.	6.500%	3/1/2041	5	5
	Marathon Petroleum Corp.	4.750%	9/15/2044	5	4
[4]	Martin Midstream Partners LP	11.500%	2/15/2028	3	3
[4]	Matador Resources Co.	6.875%	4/15/2028	6	6
[4]	Matador Resources Co.	6.500%	4/15/2032	2	2
[4]	Matador Resources Co.	6.250%	4/15/2033	4	4
[4]	Matador Resources Co.	6.000%	4/15/2034	2	2
[1]	MC Brazil Downstream Trading Sarl	7.250%	6/30/2031	3	2
[4]	Moss Creek Resources Holdings Inc.	8.250%	9/1/2031	3	3
[4]	Motiva Enterprises LLC	6.850%	1/15/2040	15	16
	MPLX LP	4.000%	3/15/2028	10	10
	MPLX LP	2.650%	8/15/2030	5	5
	MPLX LP	5.500%	6/1/2034	5	5
	MPLX LP	5.400%	9/15/2035	10	10
	MPLX LP	5.300%	4/1/2036	5	5
	MPLX LP	5.200%	3/1/2047	5	4
	MPLX LP	4.700%	4/15/2048	5	4
	MPLX LP	5.500%	2/15/2049	5	5
	MPLX LP	4.950%	3/14/2052	50	42
	MPLX LP	5.650%	3/1/2053	8	7
	Murphy Oil Corp.	6.000%	10/1/2032	2	2
	Murphy Oil Corp.	5.875%	12/1/2042	2	2
[4]	Murphy Oil USA Inc.	3.750%	2/15/2031	2	2
[4]	Nabors Industries Inc.	9.125%	1/31/2030	4	4
[4]	Nabors Industries Inc.	8.875%	8/15/2031	2	2
[4]	Nabors Industries Inc.	7.625%	11/15/2032	3	3
[4]	NGL Energy Operating LLC	8.125%	2/15/2029	2	2
[4]	NGL Energy Operating LLC	8.375%	2/15/2032	4	4
[4]	Noble Finance II LLC	8.000%	4/15/2030	4	4
[4]	Northern Oil & Gas Inc.	8.750%	6/15/2031	3	3
[4]	Northern Oil & Gas Inc.	7.875%	10/15/2033	2	2
[4]	Northriver Midstream Finance LP	6.750%	7/15/2032	2	2
	NuStar Logistics LP	6.375%	10/1/2030	2	2
	Occidental Petroleum Corp.	6.625%	9/1/2030	47	50

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	6.450%	9/15/2036	5	5
	Occidental Petroleum Corp.	6.600%	3/15/2046	5	5
[1]	Oceaneering International Inc.	6.000%	2/1/2028	2	2
	ONEOK Inc.	4.550%	7/15/2028	10	10
[4]	ONEOK Inc.	6.500%	9/1/2030	15	16
	ONEOK Inc.	4.750%	10/15/2031	15	15
	ONEOK Inc.	6.050%	9/1/2033	5	5
	ONEOK Inc.	6.625%	9/1/2053	5	5
	ONEOK Inc.	5.700%	11/1/2054	5	5
	ONEOK Inc.	6.250%	10/15/2055	5	5
	ONEOK Inc.	5.850%	11/1/2064	44	40
	Ovintiv Inc.	8.125%	9/15/2030	5	6
	Ovintiv Inc.	7.200%	11/1/2031	25	28
	Ovintiv Inc.	7.375%	11/1/2031	5	6
	Ovintiv Inc.	6.500%	8/15/2034	10	11
	Ovintiv Inc.	6.500%	2/1/2038	53	56
	PBF Holding Co. LLC	6.000%	2/15/2028	3	3
[4]	PBF Holding Co. LLC	9.875%	3/15/2030	4	4
[4]	PBF Holding Co. LLC	7.875%	9/15/2030	2	2
[4]	Permian Resources Operating LLC	5.875%	7/1/2029	7	7
[4]	Permian Resources Operating LLC	7.000%	1/15/2032	3	3
[4]	Permian Resources Operating LLC	6.250%	2/1/2033	4	4
	Petrobras Global Finance BV	5.999%	1/27/2028	4	4
	Petrobras Global Finance BV	5.125%	9/10/2030	2	2
	Petrobras Global Finance BV	5.600%	1/3/2031	2	2
	Petrobras Global Finance BV	6.500%	7/3/2033	3	3
	Petrobras Global Finance BV	6.000%	1/13/2035	4	4
	Petrobras Global Finance BV	6.250%	1/10/2036	4	4
	Petrobras Global Finance BV	6.875%	1/20/2040	2	2
	Petrobras Global Finance BV	6.750%	1/27/2041	2	2
	Petrobras Global Finance BV	7.250%	3/17/2044	2	2
	Petrobras Global Finance BV	5.500%	6/10/2051	28	23
	Petrobras Global Finance BV	6.850%	6/5/2115	5	5
[1]	Petronas Capital Ltd.	3.500%	4/21/2030	30	29
[1]	Petronas Capital Ltd.	4.500%	3/18/2045	8	7
[1]	Petronas Capital Ltd.	4.550%	4/21/2050	6	5
[1]	Petronas Capital Ltd.	4.800%	4/21/2060	2	2
[1]	Petronas Capital Ltd.	3.404%	4/28/2061	4	3
[1]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	3	3
	Phillips 66	5.875%	5/1/2042	5	5
	Phillips 66	4.875%	11/15/2044	5	4
	Phillips 66 Co.	4.950%	3/15/2035	5	5
	Phillips 66 Co.	4.900%	10/1/2046	5	4
[1]	Phillips 66 Co.	5.875%	3/15/2056	8	8
	Pioneer Natural Resources Co.	1.900%	8/15/2030	5	5
	Pioneer Natural Resources Co.	2.150%	1/15/2031	13	12
	Plains All American Pipeline LP	4.900%	2/15/2045	5	4
[1]	Pluspetrol SA	8.500%	5/30/2032	10	10
[4]	Prairie Acquiror LP	9.000%	8/1/2029	2	2
[4]	Precision Drilling Corp.	6.875%	1/15/2029	1	1
[4]	PTTEP Treasury Center Co. Ltd.	6.350%	6/12/2042	30	32
[4]	Puma International Financing SA	7.750%	4/25/2029	2	2
[4]	Qatarenergy LNG S3	5.838%	9/30/2027	35	35
[1,6]	Raizen Fuels Finance SA	6.450%	3/5/2034	10	6
[4]	Range Resources Corp.	4.750%	2/15/2030	2	2
[1]	Reliance Industries Ltd.	3.667%	11/30/2027	2	2
[1]	Reliance Industries Ltd.	2.875%	1/12/2032	3	3
[1]	Reliance Industries Ltd.	6.250%	10/19/2040	1	1
[1]	Reliance Industries Ltd.	4.875%	2/10/2045	1	1
[1]	Reliance Industries Ltd.	3.625%	1/12/2052	2	1
[1]	Reliance Industries Ltd.	3.750%	1/12/2062	1	1
[4]	Rockies Express Pipeline LLC	4.950%	7/15/2029	2	2
[4]	Rockies Express Pipeline LLC	4.800%	5/15/2030	3	3
[4]	Rockies Express Pipeline LLC	6.750%	3/15/2033	5	5
[4]	Rockies Express Pipeline LLC	6.875%	4/15/2040	1	1
[1]	SA Global Sukuk Ltd.	4.625%	9/17/2035	207	193
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	25	25
[4]	Saturn Oil & Gas Inc.	9.625%	6/15/2029	2	2
[4]	Schlumberger Holdings Corp.	4.500%	5/15/2028	10	10
[4]	Schlumberger Holdings Corp.	2.650%	6/26/2030	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Seadrill Finance Ltd.	8.375%	8/1/2030	2	2
[4]	Sempra Infrastructure Partners LP	3.250%	1/15/2032	19	17
[4]	SESI LLC	7.875%	9/30/2030	2	2
[1]	Shell Finance US Inc.	2.375%	11/7/2029	15	14
[1]	Shell Finance US Inc.	2.750%	4/6/2030	5	5
[1]	Shell Finance US Inc.	4.125%	5/11/2035	5	5
[1]	Shell Finance US Inc.	4.550%	8/12/2043	5	4
[1]	Shell Finance US Inc.	4.375%	5/11/2045	5	4
[1]	Shell Finance US Inc.	4.000%	5/10/2046	5	4
[1]	Shell Finance US Inc.	3.250%	4/6/2050	5	3
	Shell International Finance BV	2.375%	11/7/2029	5	5
	Shell International Finance BV	4.125%	5/11/2035	50	49
	Shell International Finance BV	2.875%	11/26/2041	10	7
	SM Energy Co.	6.500%	7/15/2028	4	4
[4]	SM Energy Co.	6.750%	8/1/2029	2	2
[4]	SM Energy Co.	8.625%	11/1/2030	2	2
[4]	SM Energy Co.	8.750%	7/1/2031	4	4
[4]	SM Energy Co.	7.000%	8/1/2032	3	3
[4]	SM Energy Co.	9.625%	6/15/2033	4	4
[4]	SM Energy Co.	6.625%	4/15/2034	3	3
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	1	1
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	3	3
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	10	10
	Spectra Energy Partners LP	4.500%	3/15/2045	61	51
[4]	Star Holding LLC	8.750%	8/1/2031	2	2
[4]	Summit Midstream Holdings LLC	8.625%	10/31/2029	3	3
	Suncor Energy Inc.	6.850%	6/1/2039	5	6
	Suncor Energy Inc.	4.000%	11/15/2047	5	4
	Sunoco LP	5.875%	3/15/2028	7	7
[4]	Sunoco LP	7.000%	9/15/2028	3	3
[4]	Sunoco LP	7.000%	5/1/2029	3	3
	Sunoco LP	4.500%	4/30/2030	3	3
[4]	Sunoco LP	5.375%	7/15/2031	2	2
[4]	Sunoco LP	6.625%	8/15/2032	4	4
[4]	Sunoco LP	6.250%	7/1/2033	6	6
[4]	Sunoco LP	5.875%	3/15/2034	5	5
[4]	Sunoco LP	5.625%	7/15/2034	2	2
[4]	Tallgrass Energy Partners LP	5.500%	1/15/2028	4	4
[4]	Tallgrass Energy Partners LP	7.375%	2/15/2029	1	1
[4]	Tallgrass Energy Partners LP	6.000%	12/31/2030	3	3
[4]	Tallgrass Energy Partners LP	6.750%	3/15/2034	3	3
[4]	Talos Production Inc.	9.375%	2/1/2031	2	2
	Targa Resources Corp.	6.500%	2/15/2053	5	5
	Targa Resources Corp.	6.125%	5/15/2055	5	5
	TC PipeLines LP	3.900%	5/25/2027	30	30
[4]	Texas Eastern Transmission LP	3.500%	1/15/2028	15	15
	Texas Eastern Transmission LP	7.000%	7/15/2032	26	29
[4]	Texas Eastern Transmission LP	4.150%	1/15/2048	5	4
[4]	TGNR Intermediate Holdings LLC	5.500%	10/15/2029	2	2
[4]	TGS ASA	8.500%	1/15/2030	2	2
[4]	Tidewater Inc.	9.125%	7/15/2030	2	2
	TotalEnergies Capital International SA	3.127%	5/29/2050	5	3
	TotalEnergies Capital SA	5.638%	4/5/2064	20	19
	TotalEnergies Capital SA	5.425%	9/10/2064	5	5
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	3	3
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	3	3
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	4	4
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	15	15
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	5	6
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	10	10
[4]	TransMontaigne Partners LLC	8.500%	6/15/2030	2	2
[4]	Transocean Aquila Ltd.	8.000%	9/30/2028	1	1
[4]	Transocean International Ltd.	8.250%	5/15/2029	2	2
[4]	Transocean International Ltd.	8.750%	2/15/2030	3	3
	Transocean International Ltd.	7.500%	4/15/2031	3	3
[4]	Transocean International Ltd.	8.500%	5/15/2031	3	3
[4]	Transocean International Ltd.	7.875%	10/15/2032	2	2
	Transocean International Ltd.	6.800%	3/15/2038	1	1
[1]	Transportadora de Gas Internacional SA ESP	5.550%	11/1/2028	2	2
[4]	Trident Energy Finance plc	12.500%	11/30/2029	4	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	USA Compression Partners LP	7.125%	3/15/2029	4	4
[4]	USA Compression Partners LP	6.250%	10/1/2033	2	2
[4]	Valaris Ltd.	8.375%	4/30/2030	3	3
	Valero Energy Corp.	6.625%	6/15/2037	5	6
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	3	3
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	6	6
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	5	4
[4]	Venture Global LNG Inc.	8.125%	6/1/2028	8	8
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	6	7
[4]	Venture Global LNG Inc.	7.000%	1/15/2030	8	8
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	7	7
[4]	Venture Global LNG Inc.	9.875%	2/1/2032	8	9
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	7	7
[4]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	2	2
[4]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	8	8
[4]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	4	4
[4]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	4	5
[4]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	7	7
[4]	Vermilion Energy Inc.	7.250%	2/15/2033	2	2
	Viper Energy Partners LLC	5.700%	8/1/2035	5	5
[4]	Viridien	10.000%	10/15/2030	2	2
[1]	Vista Energy Argentina SAU	8.500%	6/10/2033	2	2
[4]	W&T Offshore Inc.	10.750%	2/1/2029	2	2
[4]	WBI Operating LLC	6.250%	10/15/2030	2	2
[4]	WBI Operating LLC	6.500%	10/15/2033	2	2
[4]	Weatherford International Ltd.	6.750%	10/15/2033	3	3
	Western Midstream Operating LP	6.150%	4/1/2033	25	26
	Western Midstream Operating LP	5.300%	3/1/2048	5	4
	Western Midstream Operating LP	5.250%	2/1/2050	5	4
[4]	Wildfire Intermediate Holdings LLC	7.500%	10/15/2029	2	2
	Williams Cos. Inc.	4.800%	11/15/2029	5	5
	Williams Cos. Inc.	5.650%	3/15/2033	2	2
	Williams Cos. Inc.	5.150%	3/15/2034	5	5
	Williams Cos. Inc.	5.300%	9/30/2035	5	5
	Williams Cos. Inc.	5.150%	3/15/2036	4	4
	Williams Cos. Inc.	6.300%	4/15/2040	10	11
	Williams Cos. Inc.	4.900%	1/15/2045	5	4
	Williams Cos. Inc.	5.100%	9/15/2045	5	5
	Williams Cos. Inc.	5.300%	8/15/2052	9	8
[4]	Woodside Finance Ltd.	4.500%	3/4/2029	15	15
	Woodside Finance Ltd.	5.100%	9/12/2034	5	5
	Woodside Finance Ltd.	6.000%	5/19/2035	5	5
					2,987
Financials (8.8%)
[4]	ABN AMRO Bank NV	2.470%	12/13/2029	50	47
[4]	ABN AMRO Bank NV	5.515%	12/3/2035	50	51
	ACE Capital Trust II	9.700%	4/1/2030	5	6
[4]	Acrisure LLC	8.250%	2/1/2029	5	5
[4]	Acrisure LLC	8.500%	6/15/2029	2	2
[4]	Acrisure LLC	6.000%	8/1/2029	3	3
[4]	Acrisure LLC	7.500%	11/6/2030	4	4
[1]	Aegon Ltd.	5.500%	4/11/2048	50	50
	AerCap Ireland Capital DAC	4.625%	10/15/2027	50	50
	AerCap Ireland Capital DAC	5.100%	1/19/2029	35	35
	AerCap Ireland Capital DAC	5.000%	11/15/2035	5	5
	Affiliated Managers Group Inc.	5.500%	2/15/2036	3	3
	Aflac Inc.	4.000%	10/15/2046	5	4
[4]	AIA Group Ltd.	3.900%	4/6/2028	5	5
[4]	AIA Group Ltd.	4.950%	4/4/2033	10	10
[4]	AIA Group Ltd.	4.500%	3/16/2046	5	4
[4]	AIB Group plc	5.320%	5/15/2031	5	5
[4]	AIB Group plc	5.871%	3/28/2035	7	7
	Air Lease Corp.	5.850%	12/15/2027	5	5
	Air Lease Corp.	5.100%	3/1/2029	5	5
[1]	Air Lease Corp.	3.000%	2/1/2030	5	5
	Air Lease Corp.	3.125%	12/1/2030	10	9
[4]	AIR Lease Corp. Sukuk Ltd.	5.850%	4/1/2028	9	9
[4]	Aircastle Ltd.	2.850%	1/26/2028	5	5
	Alleghany Corp.	3.250%	8/15/2051	12	8

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Alliant Holdings Intermediate LLC	4.250%	10/15/2027	3	3
[4]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	2	2
[4]	Alliant Holdings Intermediate LLC	5.875%	11/1/2029	4	4
[4]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	4	4
[4]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	3	3
[4]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	2	2
[4]	Allianz SE	6.350%	9/6/2053	50	52
	Allstate Corp.	5.050%	6/24/2029	20	20
	Allstate Corp.	3.850%	8/10/2049	32	24
	Ally Financial Inc.	4.750%	6/9/2027	5	5
	Ally Financial Inc.	6.848%	1/3/2030	6	6
	Ally Financial Inc.	6.700%	2/14/2033	3	3
	Ally Financial Inc.	6.646%	1/17/2040	1	1
	American Express Co.	3.300%	5/3/2027	5	5
	American Express Co.	5.532%	4/25/2030	25	26
	American Express Co.	4.918%	7/20/2033	23	23
	American Express Co.	5.043%	5/1/2034	5	5
	American Express Co.	5.915%	4/25/2035	6	6
	American Express Co.	5.284%	7/26/2035	5	5
	American Express Co.	5.442%	1/30/2036	5	5
	American Express Co.	4.804%	10/24/2036	5	5
[1]	American Express Credit Corp.	3.300%	5/3/2027	50	50
	American International Group Inc.	3.875%	1/15/2035	16	15
	American International Group Inc.	4.750%	4/1/2048	5	4
[1]	American International Group Inc.	5.750%	4/1/2048	30	30
	American International Group Inc.	4.375%	6/30/2050	5	4
[4]	American National Global Funding	4.625%	12/15/2028	5	5
[4]	American National Global Funding	5.550%	1/28/2030	5	5
[4]	American National Group Inc.	6.144%	6/13/2032	5	5
	American National Group Inc.	7.000%	12/1/2055	1	1
[4]	Americo Life Inc.	3.450%	4/15/2031	22	19
	Ameriprise Financial Inc.	4.500%	5/13/2032	5	5
[4]	AmWINS Group Inc.	6.375%	2/15/2029	3	3
[4]	AmWINS Group Inc.	4.875%	6/30/2029	2	2
[4]	Amynta Agency Borrower Inc. & Amynta Warranty Borrower Inc.	7.500%	7/15/2033	1	1
[4]	ANZ New Zealand Int'l Ltd.	4.000%	1/22/2029	50	50
	Aon Corp.	4.500%	12/15/2028	5	5
	Aon Corp.	3.750%	5/2/2029	5	5
	Aon Corp.	2.800%	5/15/2030	5	5
	Aon Corp.	3.900%	2/28/2052	10	7
	Aon North America Inc.	5.450%	3/1/2034	5	5
	Aon North America Inc.	5.750%	3/1/2054	5	5
[4]	APH Somerset Investor 2 LLC	7.875%	11/1/2029	2	2
[4]	Apollo Debt Solutions BDC	5.700%	1/23/2031	5	5
	Apollo Debt Solutions BDC	6.700%	7/29/2031	5	5
	Apollo Global Management Inc.	5.700%	3/30/2036	7	7
	Apollo Global Management Inc.	6.000%	12/15/2054	30	28
	Arch Capital Group Ltd.	3.635%	6/30/2050	5	4
[4]	Ardonagh Finco Ltd.	7.750%	2/15/2031	7	7
[4]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	4	4
	Ares Capital Corp.	2.875%	6/15/2028	10	9
	Ares Capital Corp.	5.250%	4/12/2031	3	3
	Ares Capital Corp.	5.800%	3/8/2032	5	5
	Ares Management Corp.	5.600%	10/11/2054	5	4
	Ares Strategic Income Fund	5.700%	3/15/2028	5	5
[4]	Ares Strategic Income Fund	5.550%	4/15/2031	4	4
	Ares Strategic Income Fund	6.200%	3/21/2032	5	5
[4]	Aretec Group Inc.	7.500%	4/1/2029	1	1
[4]	Armor Holdco Inc.	8.500%	11/15/2029	1	1
	Arthur J Gallagher & Co.	5.000%	2/15/2032	5	5
	Arthur J Gallagher & Co.	5.450%	7/15/2034	5	5
	Arthur J Gallagher & Co.	5.150%	2/15/2035	10	10
	Arthur J Gallagher & Co.	5.550%	2/15/2055	5	5
	Assurant Inc.	7.000%	3/27/2048	1	1
[4]	Asurion LLC	8.000%	12/31/2032	11	11
[4]	Asurion LLC	8.375%	2/1/2034	8	8
	Athene Holding Ltd.	3.500%	1/15/2031	10	9
	Athene Holding Ltd.	5.875%	1/15/2034	5	5
	Athene Holding Ltd.	3.950%	5/25/2051	5	3
	Athene Holding Ltd.	6.250%	4/1/2054	10	9

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Atlanticus Holdings Corp.	9.750%	9/1/2030	2	2
[4]	Atlas Warehouse Lending Co. LP	6.050%	1/15/2028	8	8
[4]	Atlas Warehouse Lending Co. LP	4.950%	11/15/2030	7	7
[4]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	5	5
[4]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/2035	5	5
[4]	Avation Group S Pte. Ltd.	8.500%	5/15/2031	2	2
[4]	Aviation Capital Group LLC	6.250%	4/15/2028	17	17
[4]	Aviation Capital Group LLC	5.375%	7/15/2029	5	5
[4]	Aviation Capital Group LLC	4.875%	1/28/2033	5	5
[4]	Avolon Holdings Funding Ltd.	2.528%	11/18/2027	60	58
[4]	Avolon Holdings Funding Ltd.	2.750%	2/21/2028	5	5
[4]	Avolon Holdings Funding Ltd.	6.375%	5/4/2028	5	5
[4]	Avolon Holdings Funding Ltd.	4.950%	10/15/2032	5	5
	AXA SA	8.600%	12/15/2030	5	6
	AXIS Specialty Finance LLC	3.900%	7/15/2029	5	5
[4]	Azorra Finance Ltd.	7.250%	1/15/2031	2	2
[4]	Baldwin Insurance Group Holdings LLC	7.125%	5/15/2031	2	2
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	5	6
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	11	11
[1]	Banco de Credito del Peru S.A.	6.450%	7/30/2035	4	4
[1]	Banco do Brasil SA	6.250%	4/18/2030	3	3
[1]	Banco do Brasil SA	6.000%	3/18/2031	3	3
[1]	Banco Macro SA	8.000%	6/23/2029	2	2
	Banco Santander SA	5.127%	11/6/2035	20	20
[1]	Bangkok Bank PCL	5.500%	9/21/2033	10	10
[1]	Bank of America Corp.	3.705%	4/24/2028	15	15
	Bank of America Corp.	4.376%	4/27/2028	5	5
[1]	Bank of America Corp.	3.593%	7/21/2028	8	8
[1]	Bank of America Corp.	4.948%	7/22/2028	18	18
	Bank of America Corp.	5.202%	4/25/2029	5	5
	Bank of America Corp.	5.819%	9/15/2029	8	8
[1]	Bank of America Corp.	3.974%	2/7/2030	20	20
[1]	Bank of America Corp.	3.194%	7/23/2030	17	16
[1]	Bank of America Corp.	2.884%	10/22/2030	5	5
	Bank of America Corp.	5.162%	1/24/2031	15	15
[1]	Bank of America Corp.	2.496%	2/13/2031	5	5
[1]	Bank of America Corp.	2.592%	4/29/2031	5	5
[1]	Bank of America Corp.	1.898%	7/23/2031	15	13
[1]	Bank of America Corp.	1.922%	10/24/2031	5	4
[1]	Bank of America Corp.	2.651%	3/11/2032	5	5
	Bank of America Corp.	2.687%	4/22/2032	15	14
	Bank of America Corp.	2.299%	7/21/2032	5	4
	Bank of America Corp.	2.572%	10/20/2032	13	12
[1]	Bank of America Corp.	2.972%	2/4/2033	5	5
	Bank of America Corp.	4.571%	4/27/2033	5	5
[1]	Bank of America Corp.	5.015%	7/22/2033	10	10
	Bank of America Corp.	5.288%	4/25/2034	28	28
	Bank of America Corp.	5.872%	9/15/2034	55	58
	Bank of America Corp.	5.468%	1/23/2035	87	89
[1]	Bank of America Corp.	5.425%	8/15/2035	10	10
	Bank of America Corp.	5.518%	10/25/2035	5	5
	Bank of America Corp.	5.511%	1/24/2036	5	5
	Bank of America Corp.	5.464%	5/9/2036	5	5
	Bank of America Corp.	2.482%	9/21/2036	23	20
	Bank of America Corp.	5.045%	2/6/2037	10	10
[1]	Bank of America Corp.	4.244%	4/24/2038	10	9
	Bank of America Corp.	7.750%	5/14/2038	18	21
[1]	Bank of America Corp.	4.078%	4/23/2040	5	4
[1]	Bank of America Corp.	2.676%	6/19/2041	5	4
	Bank of America Corp.	3.311%	4/22/2042	5	4
[1]	Bank of America Corp.	4.750%	4/21/2045	5	4
[1]	Bank of America Corp.	4.330%	3/15/2050	12	10
[1]	Bank of America Corp.	4.083%	3/20/2051	10	8
[1]	Bank of America Corp.	3.483%	3/13/2052	5	3
	Bank of America Corp.	2.972%	7/21/2052	8	5
	Bank of Montreal	5.511%	6/4/2031	5	5
	Bank of Montreal	4.350%	9/22/2031	5	5
	Bank of Montreal	3.088%	1/10/2037	5	4
	Bank of New York Mellon Corp.	4.026%	1/22/2030	2	2
	Bank of New York Mellon Corp.	4.596%	7/26/2030	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	4.942%	2/11/2031	5	5
	Bank of New York Mellon Corp.	5.060%	7/22/2032	5	5
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	5	5
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	5	5
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	5	5
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	5	5
	Bank of New York Mellon Corp.	5.316%	6/6/2036	5	5
	Bank of New York Mellon Corp.	5.606%	7/21/2039	5	5
	Bank of Nova Scotia	4.850%	2/1/2030	5	5
	Bank of Nova Scotia	4.247%	2/2/2030	13	13
	Bank of Nova Scotia	2.150%	8/1/2031	5	4
	Bank of Nova Scotia	2.450%	2/2/2032	10	9
	Bank of Nova Scotia	4.740%	11/10/2032	5	5
	Bank of Nova Scotia	5.650%	2/1/2034	10	10
	Bank of Nova Scotia	4.813%	2/2/2034	12	12
	Bank of Nova Scotia	4.588%	5/4/2037	5	5
[4]	Banque Federative du Credit Mutuel SA	5.790%	7/13/2028	50	51
[4]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	30	30
[4]	Banque Federative du Credit Mutuel SA	5.106%	1/15/2036	30	29
	Barclays plc	4.837%	9/10/2028	2	2
	Barclays plc	7.385%	11/2/2028	7	7
[1]	Barclays plc	4.972%	5/16/2029	20	20
	Barclays plc	4.476%	11/11/2029	18	18
[1]	Barclays plc	5.088%	6/20/2030	5	5
	Barclays plc	2.667%	3/10/2032	8	7
	Barclays plc	2.894%	11/24/2032	168	150
	Barclays plc	7.437%	11/2/2033	58	65
	Barclays plc	3.564%	9/23/2035	30	28
	Barclays plc	3.330%	11/24/2042	6	4
	Barings BDC Inc.	7.000%	2/15/2029	5	5
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	5	5
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	5	4
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	5	4
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	5	3
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	5	4
	BlackRock Funding Inc.	4.600%	7/26/2027	50	50
	BlackRock Funding Inc.	5.250%	3/14/2054	5	5
	BlackRock Funding Inc.	5.350%	1/8/2055	12	11
	Blackrock Inc.	3.250%	4/30/2029	5	5
	Blackrock Inc.	4.750%	5/25/2033	5	5
[4]	Blackstone Holdings Finance Co. LLC	2.500%	1/10/2030	5	5
[4]	Blackstone Holdings Finance Co. LLC	1.600%	3/30/2031	7	6
[4]	Blackstone Holdings Finance Co. LLC	2.850%	8/5/2051	5	3
[4]	Blackstone Holdings Finance Co. LLC	3.200%	1/30/2052	5	3
	Blackstone Private Credit Fund	7.300%	11/27/2028	32	33
	Blackstone Private Credit Fund	5.950%	7/16/2029	5	5
	Blackstone Private Credit Fund	5.350%	3/12/2031	5	5
	Blackstone Private Credit Fund	6.000%	1/29/2032	5	5
	Blackstone Private Credit Fund	6.000%	11/22/2034	6	6
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	5	5
	Blackstone Secured Lending Fund	5.300%	6/30/2030	5	5
[4]	Block Inc.	5.625%	8/15/2030	3	3
	Block Inc.	3.500%	6/1/2031	8	7
	Block Inc.	6.500%	5/15/2032	6	6
[4]	Block Inc.	6.000%	8/15/2033	2	2
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	5	5
	Blue Owl Finance LLC	4.375%	2/15/2032	10	9
	Blue Owl Finance LLC	6.250%	4/18/2034	5	5
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	10	10
[4]	BNP Paribas SA	4.792%	5/9/2029	35	35
[4]	BOC Aviation Ltd.	3.000%	9/11/2029	60	57
	BOKF NA	6.108%	11/6/2040	5	5
[4]	BPCE SA	4.760%	1/13/2032	25	25
[4]	BPCE SA	5.936%	5/30/2035	5	5
[4]	BPCE SA	5.417%	1/13/2037	25	24
[4]	BPCE SA	6.347%	1/13/2047	25	24
[4]	Bread Financial Holdings Inc.	6.750%	5/15/2031	2	2
[4]	Bread Financial Holdings Inc.	8.375%	6/15/2035	2	2
[4]	Brighthouse Financial Global Funding	5.650%	6/10/2029	5	5
	Brighthouse Financial Inc.	5.625%	5/15/2030	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Broadstreet Partners Group LLC	5.875%	4/15/2029	2	2
	Brookfield Finance I UK plc	2.340%	1/30/2032	5	4
	Brookfield Finance Inc.	4.350%	4/15/2030	5	5
	Brookfield Finance Inc.	5.330%	1/15/2036	5	5
	Brookfield Finance Inc.	4.700%	9/20/2047	5	4
	Brookfield Finance Inc.	3.625%	2/15/2052	5	3
	Brown & Brown Inc.	4.900%	6/23/2030	5	5
	Brown & Brown Inc.	6.250%	6/23/2055	5	5
[4]	Burford Capital Global Finance LLC	6.875%	4/15/2030	1	1
[4]	Burford Capital Global Finance LLC	7.500%	7/15/2033	4	3
[4]	Burford Capital Global Finance LLC	8.500%	1/15/2034	2	2
[4]	CaixaBank SA	6.208%	1/18/2029	35	36
[4]	CaixaBank SA	4.885%	7/3/2031	25	25
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	5	5
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	16	16
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	5	5
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	10	11
	Capital One Financial Corp.	3.650%	5/11/2027	5	5
	Capital One Financial Corp.	5.700%	2/1/2030	5	5
	Capital One Financial Corp.	5.463%	7/26/2030	5	5
	Capital One Financial Corp.	4.493%	9/11/2031	5	5
[1]	Capital One Financial Corp.	7.624%	10/30/2031	5	6
	Capital One Financial Corp.	4.722%	1/30/2032	5	5
	Capital One Financial Corp.	2.359%	7/29/2032	5	4
	Capital One Financial Corp.	5.268%	5/10/2033	5	5
	Capital One Financial Corp.	6.377%	6/8/2034	5	5
	Capital One Financial Corp.	7.964%	11/2/2034	18	21
	Capital One Financial Corp.	5.197%	9/11/2036	5	5
[4]	Carlyle Holdings II Finance LLC	5.625%	3/30/2043	5	5
	Charles Schwab Corp.	3.250%	5/22/2029	5	5
	Charles Schwab Corp.	4.625%	3/22/2030	5	5
	Charles Schwab Corp.	2.900%	3/3/2032	5	5
	Charles Schwab Corp.	6.136%	8/24/2034	5	5
	Chubb INA Holdings LLC	5.000%	3/15/2034	5	5
	Chubb INA Holdings LLC	4.900%	8/15/2035	5	5
	Chubb INA Holdings LLC	6.000%	5/11/2037	5	5
	Chubb INA Holdings LLC	4.350%	11/3/2045	5	4
	Chubb INA Holdings LLC	2.850%	12/15/2051	5	3
	CI Financial Corp.	3.200%	12/17/2030	5	4
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	5	5
[4]	Citadel LP	6.375%	1/23/2032	5	5
	Citigroup Inc.	4.450%	9/29/2027	8	8
	Citigroup Inc.	4.125%	7/25/2028	36	36
[1]	Citigroup Inc.	3.520%	10/27/2028	17	17
	Citigroup Inc.	5.174%	2/13/2030	23	23
[1]	Citigroup Inc.	3.980%	3/20/2030	10	10
	Citigroup Inc.	4.542%	9/19/2030	34	34
[1]	Citigroup Inc.	2.976%	11/5/2030	5	5
[1]	Citigroup Inc.	2.666%	1/29/2031	15	14
[1]	Citigroup Inc.	4.412%	3/31/2031	15	15
	Citigroup Inc.	4.503%	9/11/2031	5	5
	Citigroup Inc.	2.561%	5/1/2032	65	58
	Citigroup Inc.	6.625%	6/15/2032	18	20
	Citigroup Inc.	5.875%	2/22/2033	18	19
	Citigroup Inc.	5.827%	2/13/2035	5	5
	Citigroup Inc.	5.449%	6/11/2035	5	5
	Citigroup Inc.	6.125%	8/25/2036	28	29
	Citigroup Inc.	5.174%	9/11/2036	10	10
[1]	Citigroup Inc.	3.878%	1/24/2039	5	4
	Citigroup Inc.	5.411%	9/19/2039	5	5
	Citigroup Inc.	6.675%	9/13/2043	5	5
	Citigroup Inc.	4.750%	5/18/2046	5	4
[1]	Citigroup Inc.	4.281%	4/24/2048	5	4
	Citigroup Inc.	4.650%	7/23/2048	11	9
	Citigroup Inc.	5.612%	3/4/2056	5	5
	Citizens Financial Group Inc.	3.250%	4/30/2030	5	5
	Citizens Financial Group Inc.	5.718%	7/23/2032	5	5
	Citizens Financial Group Inc.	2.638%	9/30/2032	5	4
	Citizens Financial Group Inc.	6.645%	4/25/2035	5	5
	Citizens Financial Group Inc.	5.299%	1/29/2036	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CME Group Inc.	4.150%	6/15/2048	5	4
	CNA Financial Corp.	5.500%	6/15/2033	5	5
[4]	CNO Global Funding	4.375%	9/8/2028	20	20
[4]	CNO Global Funding	4.950%	9/9/2029	5	5
[4]	CNO Global Funding	4.700%	12/11/2030	5	5
[4]	Cobra AcquisitionCo LLC	6.375%	11/1/2029	2	2
[4]	Coinbase Global Inc.	3.375%	10/1/2028	7	7
[4]	Coinbase Global Inc.	3.625%	10/1/2031	2	2
[4]	Commonwealth Bank of Australia	3.610%	9/12/2034	40	38
[4]	Commonwealth Bank of Australia	3.900%	7/12/2047	5	4
[4]	Compass Group Diversified Holdings LLC	5.250%	4/15/2029	3	3
[4]	Compass Group Diversified Holdings LLC	5.000%	1/15/2032	1	1
[4]	Constellation Global Funding	4.850%	10/22/2030	5	5
[4]	Constellation Insurance Inc.	6.625%	5/1/2031	1	1
[3]	Cooperatieve Rabobank UA	4.322%	4/1/2029	20	20
[4]	Cooperatieve Rabobank UA	4.990%	5/27/2031	20	20
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	5	5
	Corebridge Financial Inc.	3.650%	4/5/2027	5	5
	Corebridge Financial Inc.	4.350%	4/5/2042	5	4
	Corebridge Financial Inc.	6.875%	12/15/2052	10	10
[4]	Corebridge Global Funding	4.550%	1/9/2031	5	5
[4]	Corebridge Global Funding	4.900%	8/21/2032	5	5
[4]	CoreLogic Inc.	4.500%	5/1/2028	2	2
[4]	Credit Acceptance Corp.	6.625%	3/15/2030	2	2
[4]	Credit Agricole SA	5.514%	7/5/2033	5	5
[4]	Credit Agricole SA	6.251%	1/10/2035	14	15
[4]	Credit Agricole SA	5.261%	1/12/2037	7	7
[4]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	2	2
[4]	CrossCountry Intermediate HoldCo LLC	6.750%	12/1/2032	2	2
[4]	Depository Trust Co.	4.300%	3/27/2029	25	25
	Deutsche Bank AG	4.725%	2/6/2032	27	27
	Deutsche Bank AG	3.742%	1/7/2033	5	5
	Deutsche Bank AG	5.403%	9/11/2035	20	20
[4]	DNB Bank ASA	4.832%	3/30/2032	20	20
[4]	Empower Finance 2020 LP	1.776%	3/17/2031	18	16
[4]	Empower Finance 2020 LP	3.075%	9/17/2051	43	27
	Enact Holdings Inc.	6.250%	5/28/2029	5	5
[4]	Encore Capital Group Inc.	6.625%	4/15/2031	4	4
[4]	Enova International Inc.	9.125%	8/1/2029	2	2
[4]	Equitable America Global Funding	4.300%	12/15/2028	5	5
[4]	Equitable America Global Funding	4.700%	9/15/2032	5	5
[4]	Equitable Financial Life Global Funding	5.000%	3/27/2030	5	5
	Equitable Holdings Inc.	5.000%	4/20/2048	21	18
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	5	3
[4]	EZCORP Inc.	7.375%	4/1/2032	1	1
	F&G Annuities & Life Inc.	6.500%	6/4/2029	5	5
[4]	F&G Global Funding	5.875%	6/10/2027	50	51
[4]	F&G Global Funding	4.650%	9/8/2028	5	5
[4]	F&G Global Funding	4.500%	1/9/2029	5	5
[4]	F&G Global Funding	5.875%	1/16/2030	5	5
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	5	5
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	5	5
[4]	Farmers Insurance Exchange	4.747%	11/1/2057	36	30
	Fidelis Insurance Holdings Ltd.	7.750%	6/15/2055	1	1
	Fifth Third Bancorp	6.339%	7/27/2029	5	5
	Fifth Third Bancorp	5.631%	1/29/2032	5	5
	Fifth Third Bancorp	4.566%	4/29/2032	4	4
	Fifth Third Bancorp	4.337%	4/25/2033	5	5
	Fifth Third Bancorp	5.141%	1/29/2037	3	3
	Fifth Third Bancorp	8.250%	3/1/2038	5	6
	Fifth Third Financial Corp.	4.000%	2/1/2029	5	5
	First American Financial Corp.	2.400%	8/15/2031	5	4
	First Citizens BancShares Inc.	6.254%	3/12/2040	5	5
[1]	First Horizon Bank	5.750%	5/1/2030	5	5
[4]	FirstCash Inc.	5.625%	1/1/2030	3	3
[4]	FirstCash Inc.	6.875%	3/1/2032	1	1
[4]	Five Point Operating Co. LP	8.000%	10/1/2030	2	2
[4]	FMR LLC	6.450%	11/15/2039	8	9
[4]	FMR LLC	6.500%	12/14/2040	25	27
[4]	Focus Financial Partners LLC	6.750%	9/15/2031	3	3

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin BSP Capital Corp.	7.200%	6/15/2029	5	5
	Franklin Resources Inc.	1.600%	10/30/2030	5	4
	Franklin Resources Inc.	2.950%	8/12/2051	18	11
[4]	Freedom Mortgage Corp.	12.250%	10/1/2030	6	6
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	2	2
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	3	3
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	2	2
[4]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	3	3
	FS KKR Capital Corp.	3.125%	10/12/2028	5	5
	FS KKR Capital Corp.	7.875%	1/15/2029	5	5
[4]	FTAI Aviation Investors LLC	5.500%	5/1/2028	16	16
[4]	FTAI Aviation Investors LLC	7.000%	5/1/2031	2	2
[4]	FTAI Aviation Investors LLC	7.000%	6/15/2032	2	2
	Gaci First Investment Co.	5.250%	1/29/2034	210	208
	GATX Corp.	4.550%	11/7/2028	5	5
	GATX Corp.	5.200%	3/15/2044	5	5
	GATX Corp.	6.050%	6/5/2054	20	20
	Genworth Holdings Inc.	6.500%	6/15/2034	1	1
[4]	GGAM Finance Ltd.	8.000%	6/15/2028	3	3
[4]	GGAM Finance Ltd.	6.875%	4/15/2029	10	10
[4]	GGAM Finance Ltd.	5.875%	3/15/2030	1	1
[4]	Global Aircraft Leasing Co. Ltd.	8.750%	9/1/2027	12	12
[4]	Global Atlantic Fin Co.	7.950%	6/15/2033	5	5
[4]	Global Atlantic Fin Co.	7.950%	10/15/2054	2	2
[4]	Global Atlantic Fin Co.	7.250%	3/1/2056	6	6
	Global Payments Inc.	4.950%	8/15/2027	27	27
	Global Payments Inc.	4.550%	3/15/2028	1	1
	Global Payments Inc.	3.200%	8/15/2029	5	5
	Global Payments Inc.	2.900%	5/15/2030	5	5
	Global Payments Inc.	5.400%	8/15/2032	5	5
	Global Payments Inc.	5.400%	3/15/2033	2	2
	Globe Life Inc.	5.850%	9/15/2034	5	5
[4]	goeasy Ltd.	9.250%	12/1/2028	3	3
[4]	goeasy Ltd.	7.625%	7/1/2029	5	4
[4]	goeasy Ltd.	6.875%	5/15/2030	2	2
	Goldman Sachs Group Inc.	4.937%	4/23/2028	5	5
[1]	Goldman Sachs Group Inc.	3.691%	6/5/2028	5	5
	Goldman Sachs Group Inc.	4.482%	8/23/2028	25	25
	Goldman Sachs Group Inc.	4.148%	1/21/2029	7	7
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	5	5
	Goldman Sachs Group Inc.	4.153%	10/21/2029	5	5
	Goldman Sachs Group Inc.	6.484%	10/24/2029	10	10
	Goldman Sachs Group Inc.	2.600%	2/7/2030	23	21
	Goldman Sachs Group Inc.	3.800%	3/15/2030	18	17
	Goldman Sachs Group Inc.	5.727%	4/25/2030	5	5
	Goldman Sachs Group Inc.	5.049%	7/23/2030	5	5
	Goldman Sachs Group Inc.	4.692%	10/23/2030	5	5
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	5	5
	Goldman Sachs Group Inc.	5.218%	4/23/2031	15	15
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	23	23
	Goldman Sachs Group Inc.	4.516%	1/21/2032	7	7
	Goldman Sachs Group Inc.	1.992%	1/27/2032	18	16
	Goldman Sachs Group Inc.	2.615%	4/22/2032	160	144
	Goldman Sachs Group Inc.	2.383%	7/21/2032	11	10
	Goldman Sachs Group Inc.	2.650%	10/21/2032	5	4
	Goldman Sachs Group Inc.	3.102%	2/24/2033	5	5
	Goldman Sachs Group Inc.	5.851%	4/25/2035	23	24
	Goldman Sachs Group Inc.	5.330%	7/23/2035	5	5
	Goldman Sachs Group Inc.	5.016%	10/23/2035	5	5
	Goldman Sachs Group Inc.	5.536%	1/28/2036	5	5
	Goldman Sachs Group Inc.	4.939%	10/21/2036	5	5
	Goldman Sachs Group Inc.	5.065%	1/21/2037	6	6
	Goldman Sachs Group Inc.	6.750%	10/1/2037	10	11
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	5	4
	Goldman Sachs Group Inc.	6.250%	2/1/2041	5	5
	Goldman Sachs Group Inc.	3.210%	4/22/2042	5	4
	Goldman Sachs Group Inc.	3.436%	2/24/2043	5	4
	Goldman Sachs Group Inc.	5.561%	11/19/2045	23	22
	Goldman Sachs Group Inc.	5.541%	1/21/2047	8	8
	Goldman Sachs Group Inc.	5.734%	1/28/2056	10	10

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	5	5
	Golub Capital BDC Inc.	6.000%	7/15/2029	5	5
[4]	Greystar Real Estate Partners LLC	7.750%	9/1/2030	4	4
[4]	Guardian Life Global Funding	4.066%	9/5/2028	5	5
[4]	Guardian Life Global Funding	5.737%	10/2/2028	5	5
[4]	Guardian Life Global Funding	4.402%	12/11/2030	5	5
[4]	Guardian Life Insurance Co. of America	4.850%	1/24/2077	10	8
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	5	5
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	3	3
	HA Sustainable Infrastructure Capital Inc.	8.000%	6/1/2056	3	3
	Hartford Insurance Group Inc.	6.100%	10/1/2041	5	5
[4]	HBOS plc	6.000%	11/1/2033	5	5
[4]	High Street Funding Trust II	4.682%	2/15/2048	5	4
[4]	Hightower Holding LLC	6.750%	4/15/2029	1	1
[4]	Hightower Holding LLC	9.125%	1/31/2030	2	2
[4]	Howard Hughes Corp.	4.125%	2/1/2029	1	1
[4]	Howard Hughes Corp.	4.375%	2/1/2031	3	3
[4]	Howden UK Refinance plc	7.250%	2/15/2031	4	4
[4]	Howden UK Refinance plc	8.125%	2/15/2032	2	2
	HPS Corporate Lending Fund	5.450%	1/14/2028	6	6
	HPS Corporate Lending Fund	6.750%	1/30/2029	5	5
[4]	HPS Corporate Lending Fund	5.150%	4/2/2029	5	5
[4]	HPS Corporate Lending Fund	5.650%	4/2/2031	5	5
	HPS Corporate Lending Fund	5.950%	4/14/2032	5	5
[1]	HSBC Bank USA NA	5.875%	11/1/2034	18	19
[1]	HSBC Bank USA NA	5.625%	8/15/2035	5	5
[1]	HSBC Bank USA NA	7.000%	1/15/2039	5	6
	HSBC Holdings plc	2.206%	8/17/2029	119	113
	HSBC Holdings plc	4.619%	11/6/2031	50	49
	HSBC Holdings plc	5.790%	5/13/2036	5	5
	HSBC Holdings plc	5.741%	9/10/2036	34	34
	HSBC Holdings plc	5.133%	11/6/2036	25	24
	HSBC Holdings plc	6.800%	6/1/2038	7	8
	HSBC Holdings plc	6.100%	1/14/2042	10	11
[4]	HUB International Ltd.	5.625%	12/1/2029	4	4
[4]	HUB International Ltd.	7.250%	6/15/2030	6	6
[4]	HUB International Ltd.	7.375%	1/31/2032	5	5
[4]	Hunt Cos. Inc.	5.250%	4/15/2029	2	2
	Huntington Bancshares Inc.	6.208%	8/21/2029	5	5
	Huntington Bancshares Inc.	5.023%	5/17/2033	5	5
	Huntington Bancshares Inc.	5.709%	2/2/2035	5	5
	Huntington Bancshares Inc.	6.141%	11/18/2039	5	5
	Huntington Bancshares Inc.	5.605%	1/28/2041	2	2
	Icahn Enterprises LP	5.250%	5/15/2027	3	3
	Icahn Enterprises LP	9.750%	1/15/2029	2	2
	Icahn Enterprises LP	4.375%	2/1/2029	2	2
[4]	Icahn Enterprises LP	10.000%	11/15/2029	6	6
	Independent Bank Corp.	7.250%	4/1/2035	5	5
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	10	10
[1]	ING Groep NV	4.803%	3/23/2032	16	16
	ING Groep NV	5.420%	3/23/2037	14	14
	Intercontinental Exchange Inc.	3.100%	9/15/2027	25	25
	Intercontinental Exchange Inc.	3.625%	9/1/2028	5	5
	Intercontinental Exchange Inc.	3.750%	9/21/2028	5	5
	Intercontinental Exchange Inc.	4.350%	6/15/2029	5	5
	Intercontinental Exchange Inc.	2.100%	6/15/2030	14	13
	Intercontinental Exchange Inc.	1.850%	9/15/2032	5	4
	Intercontinental Exchange Inc.	4.600%	3/15/2033	5	5
	Intercontinental Exchange Inc.	3.000%	6/15/2050	5	3
	Intercontinental Exchange Inc.	4.950%	6/15/2052	5	4
[4]	Intesa Sanpaolo SpA	6.625%	6/20/2033	10	11
[4]	Intesa Sanpaolo SpA	4.700%	9/23/2049	10	8
[4]	Intesa Sanpaolo SpA	7.800%	11/28/2053	1	1
	Jackson Financial Inc.	5.670%	6/8/2032	10	10
[4]	Jackson National Life Global Funding	3.050%	6/21/2029	5	5
[4]	Jackson National Life Global Funding	5.350%	1/13/2030	8	8
[4]	Jackson National Life Global Funding	4.550%	9/9/2030	5	5
[4]	Jane Street Group	7.125%	4/30/2031	10	10
[4]	Jane Street Group	6.125%	11/1/2032	15	15
[4]	Jane Street Group	6.750%	5/1/2033	15	15

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	5	5
[4]	Jefferies Finance LLC	5.000%	8/15/2028	5	5
	Jefferies Financial Group Inc.	6.200%	4/14/2034	5	5
[4]	Jefferson Capital Holdings LLC	8.250%	5/15/2030	2	2
[4]	Jones Deslauriers Insurance Management Inc.	8.500%	3/15/2030	7	7
[4]	Jones Deslauriers Insurance Management Inc.	6.875%	10/1/2033	1	1
	JPMorgan Chase & Co.	5.571%	4/22/2028	15	15
	JPMorgan Chase & Co.	4.323%	4/26/2028	22	22
[1]	JPMorgan Chase & Co.	2.182%	6/1/2028	14	14
	JPMorgan Chase & Co.	4.979%	7/22/2028	34	34
	JPMorgan Chase & Co.	4.851%	7/25/2028	14	14
	JPMorgan Chase & Co.	4.505%	10/22/2028	16	16
	JPMorgan Chase & Co.	5.299%	7/24/2029	5	5
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	5	5
	JPMorgan Chase & Co.	5.012%	1/23/2030	10	10
	JPMorgan Chase & Co.	5.581%	4/22/2030	20	21
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	5	5
	JPMorgan Chase & Co.	4.565%	6/14/2030	20	20
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	5	5
	JPMorgan Chase & Co.	4.603%	10/22/2030	15	15
	JPMorgan Chase & Co.	5.140%	1/24/2031	33	34
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	20	20
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	15	14
	JPMorgan Chase & Co.	4.255%	10/22/2031	13	13
	JPMorgan Chase & Co.	4.347%	1/22/2032	15	15
	JPMorgan Chase & Co.	2.580%	4/22/2032	5	5
	JPMorgan Chase & Co.	2.545%	11/8/2032	5	4
	JPMorgan Chase & Co.	2.963%	1/25/2033	5	5
	JPMorgan Chase & Co.	4.586%	4/26/2033	5	5
	JPMorgan Chase & Co.	4.912%	7/25/2033	5	5
	JPMorgan Chase & Co.	5.717%	9/14/2033	5	5
	JPMorgan Chase & Co.	5.350%	6/1/2034	5	5
	JPMorgan Chase & Co.	6.254%	10/23/2034	5	5
	JPMorgan Chase & Co.	5.336%	1/23/2035	23	23
	JPMorgan Chase & Co.	5.766%	4/22/2035	5	5
	JPMorgan Chase & Co.	5.294%	7/22/2035	5	5
	JPMorgan Chase & Co.	4.946%	10/22/2035	5	5
	JPMorgan Chase & Co.	5.502%	1/24/2036	5	5
	JPMorgan Chase & Co.	5.572%	4/22/2036	5	5
	JPMorgan Chase & Co.	4.810%	10/22/2036	5	5
	JPMorgan Chase & Co.	4.898%	1/22/2037	42	41
	JPMorgan Chase & Co.	6.400%	5/15/2038	5	5
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	5	4
	JPMorgan Chase & Co.	5.600%	7/15/2041	10	10
	JPMorgan Chase & Co.	2.525%	11/19/2041	50	35
	JPMorgan Chase & Co.	5.625%	8/16/2043	5	5
	JPMorgan Chase & Co.	4.950%	6/1/2045	5	5
	JPMorgan Chase & Co.	5.534%	11/29/2045	5	5
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	5	4
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	69	53
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	5	3
	JPMorgan Chase & Co.	3.328%	4/22/2052	15	10
	Kemper Corp.	2.400%	9/30/2030	5	4
	Kennedy-Wilson Inc.	4.750%	3/1/2029	2	2
	Kennedy-Wilson Inc.	4.750%	2/1/2030	3	3
[1]	KeyCorp	4.100%	4/30/2028	5	5
[1]	KeyCorp	4.789%	6/1/2033	5	5
	KeyCorp	6.401%	3/6/2035	10	11
[4]	KKR Group Finance Co. II LLC	5.500%	2/1/2043	5	5
[4]	KKR Group Finance Co. III LLC	5.125%	6/1/2044	8	7
[4]	KKR Group Finance Co. VII LLC	3.625%	2/25/2050	9	6
[4]	KKR Group Finance Co. VIII LLC	3.500%	8/25/2050	5	3
[4]	KKR Group Finance Co. XII LLC	4.850%	5/17/2032	5	5
[4]	LD Holdings Group LLC	6.125%	4/1/2028	2	2
	Legg Mason Inc.	5.625%	1/15/2044	8	8
[4]	LFS Topco LLC	8.750%	7/15/2030	2	2
[4]	Liberty Mutual Group Inc.	4.569%	2/1/2029	5	5
[4]	Liberty Mutual Group Inc.	7.800%	3/15/2037	1	1
[4]	Liberty Mutual Group Inc.	3.951%	10/15/2050	5	4
[4]	Liberty Mutual Group Inc.	4.300%	2/1/2061	4	3

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Lincoln Financial Global Funding	5.300%	1/13/2030	5	5
	Lincoln National Corp.	3.400%	1/15/2031	5	5
	Lincoln National Corp.	5.852%	3/15/2034	5	5
	Lincoln National Corp.	7.000%	6/15/2040	5	5
	Lloyds Banking Group plc	4.241%	2/10/2030	7	7
	Lloyds Banking Group plc	5.679%	1/5/2035	20	21
	Loews Corp.	4.940%	4/1/2036	5	5
	LPL Holdings Inc.	5.150%	6/15/2030	5	5
[4]	LSEG Finance plc	2.500%	4/6/2031	48	43
[4]	Lseg US Fin Corp.	5.250%	3/23/2036	25	25
	M&T Bank Corp.	6.082%	3/13/2032	5	5
	M&T Bank Corp.	5.053%	1/27/2034	5	5
	M&T Bank Corp.	5.400%	7/30/2035	5	5
[1]	M&T Bank Corp.	5.385%	1/16/2036	5	5
[4]	Macquarie Bank Ltd.	3.915%	2/3/2028	30	30
[4]	Macquarie Group Ltd.	2.691%	6/23/2032	5	4
[4]	Macquarie Group Ltd.	4.442%	6/21/2033	5	5
[4]	Macquarie Group Ltd.	5.491%	11/9/2033	5	5
[4]	Macquarie Group Ltd.	5.887%	6/15/2034	23	24
[4]	Macquarie Group Ltd.	6.255%	12/7/2034	5	5
	Main Street Capital Corp.	6.950%	3/1/2029	16	16
	Manulife Financial Corp.	3.703%	3/16/2032	5	5
	Manulife Financial Corp.	5.375%	3/4/2046	10	9
	Markel Group Inc.	5.000%	4/5/2046	5	4
	Markel Group Inc.	4.150%	9/17/2050	7	5
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	5	5
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	5	4
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	12	11
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	5	5
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	5	5
[4]	Massachusetts Mutual Life Insurance Co.	5.077%	2/15/2069	73	66
	Mastercard Inc.	3.350%	3/26/2030	5	5
	Mastercard Inc.	4.850%	3/9/2033	10	10
	Mastercard Inc.	3.650%	6/1/2049	50	37
	Mastercard Inc.	3.850%	3/26/2050	5	4
	MBIA Inc.	5.700%	12/1/2034	2	2
[4]	MDGH GMTN RSC Ltd.	6.875%	11/1/2041	50	55
	MetLife Inc.	4.550%	3/23/2030	5	5
	MetLife Inc.	6.375%	6/15/2034	5	5
	MetLife Inc.	5.700%	6/15/2035	5	5
[1]	MetLife Inc.	6.400%	12/15/2036	5	5
	MetLife Inc.	4.125%	8/13/2042	5	4
	MetLife Inc.	4.721%	12/15/2044	11	10
	MetLife Inc.	4.050%	3/1/2045	10	8
	MetLife Inc.	4.600%	5/13/2046	5	4
[1]	MetLife Inc.	6.350%	3/15/2055	5	5
[1]	MetLife Inc.	5.850%	3/15/2056	2	2
[4]	Midcap Financial Issuer Trust	6.500%	5/1/2028	3	3
[4]	Midcap Financial Issuer Trust	5.625%	1/15/2030	1	1
[4]	Mitsubishi HC Capital Inc.	5.080%	9/15/2027	10	10
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	5	5
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	30	30
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	15	14
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	10	9
[4]	Mitsui Fudosan Co. Ltd.	3.650%	7/20/2027	5	5
	Mizuho Financial Group Inc.	2.564%	9/13/2031	5	4
	Mizuho Financial Group Inc.	4.438%	5/12/2032	18	18
	Mizuho Financial Group Inc.	5.050%	5/12/2037	19	19
[4]	Mobius Merger Sub Inc.	9.000%	6/1/2030	2	1
	Morgan Stanley	3.950%	4/23/2027	26	26
[1]	Morgan Stanley	5.652%	4/13/2028	15	15
[1]	Morgan Stanley	3.591%	7/22/2028	23	23
	Morgan Stanley	4.238%	1/9/2030	8	8
	Morgan Stanley	5.173%	1/16/2030	5	5
	Morgan Stanley	5.656%	4/18/2030	20	21
	Morgan Stanley	5.042%	7/19/2030	15	15
	Morgan Stanley	4.654%	10/18/2030	15	15
	Morgan Stanley	5.230%	1/15/2031	23	23
[1]	Morgan Stanley	2.699%	1/22/2031	23	21
[1]	Morgan Stanley	3.622%	4/1/2031	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.192%	4/17/2031	13	13
[1]	Morgan Stanley	4.356%	10/22/2031	5	5
	Morgan Stanley	4.493%	1/16/2032	4	4
[1]	Morgan Stanley	1.794%	2/13/2032	5	4
[1]	Morgan Stanley	1.928%	4/28/2032	177	153
[1]	Morgan Stanley	2.239%	7/21/2032	5	4
[1]	Morgan Stanley	2.511%	10/20/2032	5	4
	Morgan Stanley	2.943%	1/21/2033	25	22
[1]	Morgan Stanley	5.250%	4/21/2034	5	5
[1]	Morgan Stanley	5.424%	7/21/2034	10	10
	Morgan Stanley	5.831%	4/19/2035	5	5
	Morgan Stanley	5.320%	7/19/2035	5	5
	Morgan Stanley	5.587%	1/18/2036	5	5
[1]	Morgan Stanley	4.892%	10/22/2036	5	5
	Morgan Stanley	5.073%	1/30/2037	20	20
	Morgan Stanley	5.297%	4/20/2037	5	5
	Morgan Stanley	5.948%	1/19/2038	5	5
[1]	Morgan Stanley	3.971%	7/22/2038	25	22
	Morgan Stanley	5.942%	2/7/2039	5	5
	Morgan Stanley	5.314%	1/18/2041	1	1
	Morgan Stanley	6.375%	7/24/2042	5	5
	Morgan Stanley	4.300%	1/27/2045	5	4
[1]	Morgan Stanley	4.375%	1/22/2047	29	24
[1]	Morgan Stanley	5.597%	3/24/2051	5	5
[1]	Morgan Stanley	2.802%	1/25/2052	5	3
	Morgan Stanley	5.516%	11/19/2055	5	5
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	8	8
[1]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	18	18
[4]	Mutual of Omaha Cos. Global Funding	5.350%	4/9/2027	5	5
[4]	Mutual of Omaha Cos. Global Funding	4.546%	1/13/2031	5	5
[4]	Nassau Cos. of New York	7.875%	7/15/2030	2	2
[4]	National Australia Bank Ltd.	5.902%	1/14/2036	20	21
	NatWest Group plc	6.475%	6/1/2034	50	52
	Navient Corp.	5.500%	3/15/2029	3	3
	Navient Corp.	7.875%	6/15/2032	3	3
[1]	Navient Corp.	5.625%	8/1/2033	3	2
[4]	New York Life Global Funding	4.150%	7/25/2028	5	5
[4]	New York Life Global Funding	5.000%	1/9/2034	5	5
[4]	New York Life Global Funding	5.350%	1/23/2035	5	5
[4]	New York Life Insurance Co.	6.750%	11/15/2039	5	6
[4]	NLG Global Funding	5.400%	1/23/2030	5	5
[4]	NLG Global Funding	4.350%	9/15/2030	5	5
	NMI Holdings Inc.	6.000%	8/15/2029	6	6
	Nomura Holdings Inc.	2.679%	7/16/2030	5	5
[4]	Norinchukin Bank	4.674%	9/9/2030	5	5
[4]	Norinchukin Bank	4.683%	3/10/2031	10	10
[4]	Norinchukin Bank	5.356%	3/10/2036	10	10
[4]	Northwestern Mutual Global Funding	4.350%	9/15/2027	5	5
[4]	Northwestern Mutual Global Funding	4.490%	3/21/2028	5	5
[4]	Northwestern Mutual Global Funding	1.700%	6/1/2028	8	8
[4]	Northwestern Mutual Global Funding	4.300%	1/13/2031	5	5
[4]	Northwestern Mutual Life Insurance Co.	6.063%	3/30/2040	4	4
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	18	14
[4]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	4	4
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	5	5
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	5	5
	Old National Bancorp	5.768%	2/15/2036	1	1
	OneMain Finance Corp.	6.625%	1/15/2028	10	10
	OneMain Finance Corp.	3.875%	9/15/2028	3	3
	OneMain Finance Corp.	6.625%	5/15/2029	3	3
	OneMain Finance Corp.	6.125%	5/15/2030	3	3
	OneMain Finance Corp.	4.000%	9/15/2030	6	5
	OneMain Finance Corp.	7.125%	11/15/2031	3	3
	OneMain Finance Corp.	7.125%	9/15/2032	1	1
	OneMain Finance Corp.	6.500%	3/15/2033	5	5
	OneMain Finance Corp.	6.750%	9/15/2033	2	2
	ORIX Corp.	3.700%	7/18/2027	23	23
	ORIX Corp.	4.000%	4/13/2032	5	5
[4]	Osaic Holdings Inc.	6.750%	8/1/2032	3	3
[4]	Osaic Holdings Inc.	8.000%	8/1/2033	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pacific Life Global Funding II	4.450%	5/1/2028	5	5
[4]	Pacific Life Global Funding II	4.500%	8/28/2029	5	5
[4]	Pacific Life Insurance Co.	4.300%	10/24/2067	5	4
[4]	Pacific LifeCorp	5.125%	1/30/2043	5	5
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	9	9
[4]	Park Intermediate Holdings LLC	5.875%	10/1/2028	7	7
[4]	Park Intermediate Holdings LLC	4.875%	5/15/2029	3	3
	PayPal Holdings Inc.	2.850%	10/1/2029	5	5
	PayPal Holdings Inc.	4.400%	6/1/2032	5	5
	PayPal Holdings Inc.	5.150%	6/1/2034	5	5
	PayPal Holdings Inc.	3.250%	6/1/2050	5	3
	PayPal Holdings Inc.	5.250%	6/1/2062	28	24
[4]	Penn Mutual Life Insurance Co.	3.800%	4/29/2061	5	3
[4]	PennyMac Financial Services Inc.	4.250%	2/15/2029	3	3
[4]	PennyMac Financial Services Inc.	7.875%	12/15/2029	3	3
[4]	PennyMac Financial Services Inc.	5.750%	9/15/2031	1	1
[4]	PennyMac Financial Services Inc.	6.875%	5/15/2032	3	3
[4]	PennyMac Financial Services Inc.	6.750%	2/15/2034	4	4
[4]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	5	5
[4]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	5	5
[4]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	5	5
[4]	Penske Truck Leasing Co. LP	4.550%	1/15/2031	5	5
[4]	PHH Escrow Issuer LLC	9.875%	11/1/2029	3	3
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	2	2
[4]	Planet Financial Group LLC	10.500%	12/15/2029	2	2
[1]	PNC Bank NA	2.700%	10/22/2029	18	17
	PNC Financial Services Group Inc.	2.550%	1/22/2030	20	19
	PNC Financial Services Group Inc.	2.307%	4/23/2032	5	4
	PNC Financial Services Group Inc.	4.812%	10/21/2032	5	5
	PNC Financial Services Group Inc.	4.626%	6/6/2033	5	5
	PNC Financial Services Group Inc.	5.068%	1/24/2034	29	29
	PNC Financial Services Group Inc.	5.939%	8/18/2034	5	5
	PNC Financial Services Group Inc.	6.875%	10/20/2034	5	6
	PNC Financial Services Group Inc.	5.676%	1/22/2035	5	5
	PNC Financial Services Group Inc.	5.401%	7/23/2035	5	5
	PNC Financial Services Group Inc.	5.575%	1/29/2036	5	5
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5	5
	PNC Financial Services Group Inc.	5.423%	1/25/2041	5	5
[4]	PRA Group Inc.	8.375%	2/1/2028	10	10
[4]	PRA Group Inc.	8.875%	1/31/2030	2	2
[4]	Pricoa Global Funding I	4.650%	1/12/2033	150	147
	Principal Financial Group Inc.	6.050%	10/15/2036	5	5
	Principal Financial Group Inc.	5.500%	3/15/2053	5	5
[4]	Principal Life Global Funding II	4.250%	8/18/2028	5	5
[4]	Principal Life Global Funding II	5.100%	1/25/2029	5	5
[4]	Principal Life Global Funding II	4.450%	1/13/2031	5	5
	Progressive Corp.	6.625%	3/1/2029	5	5
	Progressive Corp.	4.600%	3/26/2031	3	3
	Progressive Corp.	4.125%	4/15/2047	5	4
[4]	Prologis Targeted US Logistics Fund LP	4.750%	1/15/2036	5	5
[4]	Protective Life Corp.	5.350%	12/15/2035	8	8
	Provident Financing Trust I	7.405%	3/15/2038	1	1
[4]	Provident Funding Associates LP	9.750%	9/15/2029	2	2
	Prudential Financial Inc.	5.200%	3/14/2035	5	5
[1]	Prudential Financial Inc.	4.600%	5/15/2044	5	4
[1]	Prudential Financial Inc.	4.500%	9/15/2047	15	15
[1]	Prudential Financial Inc.	5.700%	9/15/2048	10	10
[1]	Prudential Financial Inc.	3.700%	10/1/2050	5	5
[1]	Prudential Financial Inc.	3.700%	3/13/2051	5	4
	Prudential Financial Inc.	6.750%	3/1/2053	8	8
	Raymond James Financial Inc.	4.650%	4/1/2030	5	5
	Regions Financial Corp.	5.502%	9/6/2035	5	5
	Regions Financial Corp.	7.375%	12/10/2037	5	6
	Reinsurance Group of America Inc.	3.150%	6/15/2030	5	5
	Reinsurance Group of America Inc.	6.375%	9/15/2056	2	2
[4]	Reliance Standard Life Global Funding II	4.928%	9/1/2027	10	10
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	5	5
[4]	Rfna LP	7.875%	2/15/2030	2	2
[4]	RGA Global Funding	5.500%	1/11/2031	5	5
[4]	RGA Global Funding	5.000%	8/25/2032	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	7	7
[4]	Rocket Cos. Inc.	7.125%	2/1/2032	6	6
[4]	Rocket Cos. Inc.	6.375%	8/1/2033	5	5
[4]	Rocket Mortgage LLC	3.875%	3/1/2031	2	2
[4]	Rocket Mortgage LLC	4.000%	10/15/2033	5	4
[1]	Royal Bank of Canada	4.522%	10/18/2028	53	53
[1]	Royal Bank of Canada	4.969%	8/2/2030	5	5
[1]	Royal Bank of Canada	4.650%	10/18/2030	15	15
[1]	Royal Bank of Canada	5.153%	2/4/2031	5	5
	Royal Bank of Canada	4.305%	11/3/2031	5	5
[1]	Royal Bank of Canada	5.000%	5/2/2033	5	5
[4]	Ryan Specialty LLC	5.875%	8/1/2032	4	4
[4]	Sammons Financial Group Global Funding	4.800%	12/12/2030	5	5
[4]	Sammons Financial Group Inc.	4.450%	5/12/2027	20	20
[4]	Sammons Financial Group Inc.	3.350%	4/16/2031	18	17
	Santander Holdings USA Inc.	5.353%	9/6/2030	15	15
	Santander Holdings USA Inc.	7.660%	11/9/2031	5	5
	Santander Holdings USA Inc.	6.342%	5/31/2035	5	5
[4]	SBL Holdings Inc.	5.900%	9/26/2028	5	5
[4]	SBL Holdings Inc.	5.000%	2/18/2031	19	16
[4]	Securian Financial Group Inc.	4.800%	4/15/2048	5	4
	Selective Insurance Group Inc.	5.900%	4/15/2035	5	5
[4]	Shift4 Payments LLC	6.750%	8/15/2032	5	5
	Simmons First National Corp.	6.250%	10/1/2035	5	5
[4]	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/2040	69	77
	SiriusPoint Ltd.	7.000%	4/5/2029	5	5
	Sixth Street Lending Partners	6.125%	7/15/2030	5	5
	SLM Corp.	6.500%	1/31/2030	2	2
[4]	SMBC Aviation Capital Finance DAC	5.700%	7/25/2033	5	5
[4]	SMBC Aviation Capital Finance DAC	5.550%	4/3/2034	10	10
[4]	Societe Generale SA	6.446%	1/10/2029	20	21
[4]	Societe Generale SA	3.337%	1/21/2033	5	5
[4]	Societe Generale SA	4.027%	1/21/2043	7	5
[4]	Societe Generale SA	7.367%	1/10/2053	10	10
	SouthState Bank Corp.	7.000%	6/13/2035	31	32
[4]	Standard Chartered plc	6.301%	1/9/2029	30	31
[4]	Standard Chartered plc	4.299%	1/13/2030	25	25
[4]	Standard Chartered plc	6.097%	1/11/2035	5	5
[4]	Standard Chartered plc	5.243%	1/13/2037	25	24
	State Street Corp.	2.400%	1/24/2030	5	5
	State Street Corp.	4.834%	4/24/2030	5	5
	State Street Corp.	3.152%	3/30/2031	5	5
	State Street Corp.	4.675%	10/22/2032	50	50
	State Street Corp.	2.623%	2/7/2033	5	4
	State Street Corp.	5.159%	5/18/2034	5	5
[4]	Stena International SA	7.250%	1/15/2031	4	4
[4]	Stonebriar ABF Issuer LLC	8.125%	12/15/2030	2	2
[4]	Stonex Escrow Issuer LLC	6.875%	7/15/2032	2	2
[4]	StoneX Group Inc.	7.875%	3/1/2031	1	1
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	15	15
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	20	20
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	204	192
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	40	40
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	8	8
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	8	8
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	5	4
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	18	18
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	21	22
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	5	4
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	5	5
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	5	5
[4]	Sumitomo Mitsui Trust Bank Ltd.	4.200%	3/5/2031	200	198
[4]	Svenska Handelsbanken AB	5.125%	5/28/2027	5	5
	Synchrony Financial	5.935%	8/2/2030	5	5
	Synchrony Financial	7.250%	2/2/2033	2	2
	Synchrony Financial	6.000%	7/29/2036	5	5
[4]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	2	2
[4]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	2	2
[4]	Takeoff Merger Sub Inc.	5.500%	3/24/2036	2	2
[4]	Teachers Insurance & Annuity Association of America	6.850%	12/16/2039	4	4
[4]	Teachers Insurance & Annuity Association of America	4.900%	9/15/2044	5	4
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	8	6
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	4	4
[1]	Toronto-Dominion Bank	4.980%	4/5/2027	5	5
	Toronto-Dominion Bank	4.109%	10/13/2028	5	5
[1]	Toronto-Dominion Bank	2.000%	9/10/2031	5	4
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	5	4
	Toronto-Dominion Bank	5.298%	1/30/2032	5	5
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	5	5
	Toronto-Dominion Bank	4.456%	6/8/2032	5	5
	Toronto-Dominion Bank	4.928%	10/15/2035	5	5
	TPG Operating Group II LP	4.875%	5/15/2031	3	3
	TPG Operating Group II LP	5.375%	1/15/2036	5	5
	Travelers Cos. Inc.	5.350%	11/1/2040	5	5
	Travelers Cos. Inc.	4.600%	8/1/2043	5	4
	Travelers Cos. Inc.	4.000%	5/30/2047	5	4
	Travelers Cos. Inc.	3.050%	6/8/2051	5	3
[4]	TrueNoord Capital DAC	8.750%	3/1/2030	2	2
[1]	Truist Financial Corp.	4.123%	6/6/2028	50	50
[1]	Truist Financial Corp.	3.875%	3/19/2029	5	5
	Truist Financial Corp.	4.597%	1/27/2032	3	3
[1]	Truist Financial Corp.	5.153%	8/5/2032	5	5
[1]	Truist Financial Corp.	4.916%	7/28/2033	23	23
[1]	Truist Financial Corp.	6.123%	10/28/2033	5	5
[1]	Truist Financial Corp.	5.122%	1/26/2034	5	5
[1]	Truist Financial Corp.	5.867%	6/8/2034	5	5
[1]	Truist Financial Corp.	4.964%	10/23/2036	5	5
[4]	Trustage Financial Group Inc.	4.625%	4/15/2032	5	5
	UBS AG	4.302%	3/16/2029	7	7
	UBS Americas Inc.	7.125%	7/15/2032	5	6
[4]	UBS Group AG	5.617%	9/13/2030	5	5
[4]	UBS Group AG	6.537%	8/12/2033	18	19
[4]	UBS Group AG	4.844%	11/6/2033	30	29
[4]	UBS Group AG	5.959%	1/12/2034	50	52
[4]	UBS Group AG	5.010%	3/23/2037	25	24
[4]	UniCredit SpA	5.459%	6/30/2035	25	25
[4]	United Wholesale Mortgage LLC	5.750%	6/15/2027	21	21
[4]	United Wholesale Mortgage LLC	5.500%	4/15/2029	2	2
[1]	US Bancorp	3.150%	4/27/2027	5	5
[1]	US Bancorp	3.900%	4/26/2028	5	5
	US Bancorp	5.083%	5/15/2031	5	5
	US Bancorp	4.481%	1/26/2032	5	5
[1]	US Bancorp	2.677%	1/27/2033	5	4
[1]	US Bancorp	4.967%	7/22/2033	20	20
	US Bancorp	5.850%	10/21/2033	5	5
	US Bancorp	4.839%	2/1/2034	5	5
	US Bancorp	5.836%	6/12/2034	5	5
	US Bancorp	5.678%	1/23/2035	5	5
	US Bancorp	5.424%	2/12/2036	5	5
[4]	USI Inc.	7.500%	1/15/2032	2	2
[4]	UWM Holdings LLC	6.250%	3/15/2031	5	5
[4]	Velocity Commercial Capital LLC	9.375%	2/15/2031	2	2
[4]	VFH Parent LLC	7.500%	6/15/2031	1	1
	Visa Inc.	2.050%	4/15/2030	5	5
	Visa Inc.	4.100%	2/12/2031	5	5
	Visa Inc.	4.400%	2/12/2033	5	5
	Visa Inc.	4.150%	12/14/2035	23	22
	Visa Inc.	4.700%	2/12/2036	5	5
	Visa Inc.	4.300%	12/14/2045	5	4
	Visa Inc.	2.000%	8/15/2050	10	5
[1]	Voya Financial Inc.	4.700%	1/23/2048	5	5
	W R Berkley Corp.	3.150%	9/30/2061	50	29
	Wachovia Corp.	5.500%	8/1/2035	12	12
[4]	Walker & Dunlop Inc.	6.625%	4/1/2033	1	1
	Webster Financial Corp.	5.784%	9/11/2035	5	5
[1]	Wells Fargo & Co.	4.300%	7/22/2027	18	18
[1]	Wells Fargo & Co.	3.584%	5/22/2028	55	54

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wells Fargo & Co.	2.393%	6/2/2028	30	29
[1]	Wells Fargo & Co.	4.808%	7/25/2028	8	8
[1]	Wells Fargo & Co.	4.150%	1/24/2029	5	5
	Wells Fargo & Co.	4.970%	4/23/2029	5	5
	Wells Fargo & Co.	4.078%	9/15/2029	9	9
	Wells Fargo & Co.	6.303%	10/23/2029	5	5
	Wells Fargo & Co.	4.182%	1/23/2030	18	18
	Wells Fargo & Co.	5.198%	1/23/2030	10	10
[1]	Wells Fargo & Co.	2.879%	10/30/2030	10	9
[1]	Wells Fargo & Co.	2.572%	2/11/2031	83	77
[1]	Wells Fargo & Co.	3.350%	3/2/2033	55	50
[1]	Wells Fargo & Co.	5.557%	7/25/2034	5	5
	Wells Fargo & Co.	6.491%	10/23/2034	5	5
	Wells Fargo & Co.	5.499%	1/23/2035	5	5
	Wells Fargo & Co.	5.211%	12/3/2035	5	5
	Wells Fargo & Co.	5.605%	4/23/2036	5	5
	Wells Fargo & Co.	4.892%	9/15/2036	5	5
	Wells Fargo & Co.	4.960%	1/23/2037	74	72
[1]	Wells Fargo & Co.	3.068%	4/30/2041	5	4
	Wells Fargo & Co.	5.375%	11/2/2043	5	5
	Wells Fargo & Co.	3.900%	5/1/2045	5	4
[1]	Wells Fargo & Co.	4.900%	11/17/2045	5	4
[1]	Wells Fargo & Co.	4.400%	6/14/2046	5	4
[1]	Wells Fargo & Co.	4.750%	12/7/2046	5	4
	Wells Fargo & Co.	5.433%	1/23/2047	5	5
[1]	Wells Fargo & Co.	5.013%	4/4/2051	10	9
[1]	Wells Fargo & Co.	4.611%	4/25/2053	9	7
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	5	5
[4]	Western & Southern Financial Group Inc.	5.750%	7/15/2033	5	5
[4]	Western-Southern Global Funding	4.250%	1/29/2029	5	5
	Westpac Banking Corp.	3.400%	1/25/2028	5	5
	Westpac Banking Corp.	5.535%	11/17/2028	5	5
	Westpac Banking Corp.	1.953%	11/20/2028	5	5
	Westpac Banking Corp.	5.050%	4/16/2029	5	5
	Westpac Banking Corp.	2.150%	6/3/2031	5	4
	Westpac Banking Corp.	5.405%	8/10/2033	5	5
	Westpac Banking Corp.	2.668%	11/15/2035	5	4
[1]	Westpac Banking Corp.	5.618%	11/20/2035	5	5
	Westpac Banking Corp.	3.020%	11/18/2036	5	4
	Westpac Banking Corp.	2.963%	11/16/2040	5	4
	Westpac Banking Corp.	3.133%	11/18/2041	13	10
[4]	Westpac New Zealand Ltd.	4.127%	1/29/2029	58	58
[4]	WEX Inc.	6.500%	3/15/2033	1	1
	Willis North America Inc.	4.500%	9/15/2028	5	5
	Willis North America Inc.	2.950%	9/15/2029	5	5
	Willis North America Inc.	4.550%	3/15/2031	4	4
[4]	Wilton RE Ltd.	6.000%	Perpetual	1	1
	Wintrust Financial Corp.	4.850%	6/6/2029	5	5
					10,351
Health Care (3.4%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	19	19
	Abbott Laboratories	3.700%	3/9/2029	10	10
	Abbott Laboratories	4.000%	3/15/2031	10	10
	Abbott Laboratories	4.300%	3/15/2033	10	10
	Abbott Laboratories	4.650%	3/15/2036	13	13
	Abbott Laboratories	4.750%	11/30/2036	5	5
	Abbott Laboratories	4.750%	3/15/2038	10	10
	Abbott Laboratories	6.000%	4/1/2039	46	50
	Abbott Laboratories	5.300%	5/27/2040	5	5
	Abbott Laboratories	4.900%	11/30/2046	5	5
	Abbott Laboratories	5.500%	3/15/2056	15	15
	Abbott Laboratories	5.600%	3/15/2066	10	10
	AbbVie Inc.	3.775%	3/3/2028	5	5
	AbbVie Inc.	4.250%	11/14/2028	51	51
	AbbVie Inc.	4.800%	3/15/2029	219	223
	AbbVie Inc.	3.200%	11/21/2029	48	46
	AbbVie Inc.	4.875%	3/15/2030	50	51
	AbbVie Inc.	4.125%	3/15/2031	5	5
	AbbVie Inc.	4.400%	3/15/2033	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	5.050%	3/15/2034	10	10
	AbbVie Inc.	4.550%	3/15/2035	38	37
	AbbVie Inc.	4.500%	5/14/2035	5	5
	AbbVie Inc.	4.750%	3/15/2036	6	6
	AbbVie Inc.	4.050%	11/21/2039	5	4
	AbbVie Inc.	4.400%	11/6/2042	5	4
	AbbVie Inc.	4.750%	3/15/2045	7	6
	AbbVie Inc.	4.700%	5/14/2045	5	4
	AbbVie Inc.	4.450%	5/14/2046	5	4
	AbbVie Inc.	4.250%	11/21/2049	10	8
	AbbVie Inc.	5.400%	3/15/2054	5	5
	AbbVie Inc.	5.550%	3/15/2056	7	7
	AbbVie Inc.	5.500%	3/15/2064	5	5
	AbbVie Inc.	5.650%	3/15/2066	5	5
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	4	4
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	2	2
[4]	Acadia Healthcare Co. Inc.	7.375%	3/15/2033	2	2
[4]	Accendra Health Inc.	4.500%	3/31/2029	3	2
[4]	AdaptHealth LLC	6.125%	8/1/2028	5	5
[4]	AdaptHealth LLC	4.625%	8/1/2029	1	1
[4]	AdaptHealth LLC	5.125%	3/1/2030	2	2
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	35	35
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	17	12
	Agilent Technologies Inc.	4.750%	9/9/2034	25	25
[4]	AHP Health Partners Inc.	5.750%	7/15/2029	2	2
[1]	Allina Health System	2.902%	11/15/2051	5	3
	Amgen Inc.	5.250%	3/2/2030	20	21
	Amgen Inc.	4.200%	2/19/2031	3	3
	Amgen Inc.	5.250%	3/2/2033	15	15
	Amgen Inc.	4.850%	2/19/2036	3	3
	Amgen Inc.	3.150%	2/21/2040	5	4
	Amgen Inc.	5.600%	3/2/2043	10	10
	Amgen Inc.	4.400%	5/1/2045	5	4
	Amgen Inc.	5.500%	2/19/2046	5	5
	Amgen Inc.	4.563%	6/15/2048	5	4
	Amgen Inc.	4.663%	6/15/2051	5	4
	Amgen Inc.	5.650%	3/2/2053	23	22
	Amgen Inc.	5.650%	2/19/2056	5	5
	Amgen Inc.	4.400%	2/22/2062	5	4
	Amgen Inc.	5.750%	3/2/2063	5	5
[4]	Amneal Pharmaceuticals LLC	6.875%	8/1/2032	2	2
	Ascension Health	3.945%	11/15/2046	5	4
	AstraZeneca Finance LLC	4.000%	3/2/2031	5	5
	AstraZeneca Finance LLC	4.300%	3/2/2033	5	5
	AstraZeneca Finance LLC	5.000%	2/26/2034	5	5
	AstraZeneca Finance LLC	4.600%	3/2/2036	5	5
	AstraZeneca plc	6.450%	9/15/2037	10	11
	AstraZeneca plc	4.000%	9/18/2042	5	4
	AstraZeneca plc	2.125%	8/6/2050	8	4
	Augusta SpinCo Corp.	4.321%	9/23/2027	2	2
	Augusta SpinCo Corp.	4.398%	3/23/2029	2	2
[4]	Avantor Funding Inc.	4.625%	7/15/2028	5	5
[4]	Avantor Funding Inc.	3.875%	11/1/2029	2	2
	Banner Health	1.897%	1/1/2031	5	4
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	5	4
[4]	Bausch Health Cos. Inc.	4.875%	6/1/2028	3	3
[4]	Bausch Health Cos. Inc.	5.000%	2/15/2029	3	2
[4]	Bausch Health Cos. Inc.	6.250%	2/15/2029	5	4
[4]	Bausch Health Cos. Inc.	14.000%	10/15/2030	4	4
[4]	Bausch Health Cos. Inc.	5.250%	2/15/2031	1	1
	Baxalta Inc.	5.250%	6/23/2045	5	5
	Baxter International Inc.	5.650%	12/15/2035	15	15
[4]	Bayer US Finance LLC	6.250%	1/21/2029	20	21
[4]	Bayer US Finance II LLC	4.400%	7/15/2044	5	4
[4]	Bayer US Finance II LLC	4.700%	7/15/2064	85	64
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	5	3
	Biogen Inc.	5.200%	9/15/2045	5	5
	Biogen Inc.	3.150%	5/1/2050	5	3
	Biogen Inc.	6.450%	5/15/2055	5	5
[4]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	47	47
	Boston Scientific Corp.	4.700%	3/1/2049	5	4
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	25	22
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	20	18
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	5	4
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	5	4
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	5	4
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	5	4
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	5	4
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	11	8
	Cardinal Health Inc.	5.350%	11/15/2034	5	5
	Cardinal Health Inc.	4.368%	6/15/2047	5	4
	Cencora Inc.	4.600%	2/13/2033	2	2
	Cencora Inc.	4.900%	2/13/2036	4	4
	Cencora Inc.	4.300%	12/15/2047	5	4
	Centene Corp.	2.450%	7/15/2028	10	9
	Centene Corp.	3.000%	10/15/2030	5	4
	Centene Corp.	2.500%	3/1/2031	5	4
	Centene Corp.	2.625%	8/1/2031	5	4
[4]	Charles River Laboratories International Inc.	4.250%	5/1/2028	6	6
[4]	Charles River Laboratories International Inc.	4.000%	3/15/2031	2	2
	Cigna Group	4.375%	10/15/2028	5	5
	Cigna Group	5.250%	2/15/2034	11	11
	Cigna Group	5.250%	1/15/2036	5	5
	Cigna Group	4.800%	8/15/2038	5	5
[1]	Cigna Group	4.800%	7/15/2046	5	4
	Cigna Group	4.900%	12/15/2048	5	4
	Cigna Group	3.400%	3/15/2050	5	3
	Cigna Group	5.600%	2/15/2054	5	5
	CommonSpirit Health	3.817%	10/1/2049	5	4
	CommonSpirit Health	4.187%	10/1/2049	5	4
	CommonSpirit Health	3.910%	10/1/2050	5	4
[1]	Community Health Network Inc.	3.099%	5/1/2050	18	11
[4]	Community Health Systems Inc.	6.875%	4/15/2029	4	4
[4]	Community Health Systems Inc.	6.125%	4/1/2030	7	6
[4]	Community Health Systems Inc.	5.250%	5/15/2030	5	5
[4]	Community Health Systems Inc.	4.750%	2/15/2031	2	2
[4]	Community Health Systems Inc.	10.875%	1/15/2032	6	6
[4]	Community Health Systems Inc.	9.750%	1/15/2034	5	5
[4]	Concentra Health Services Inc.	6.875%	7/15/2032	2	2
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	5	3
[4]	CSL Finance plc	4.750%	4/27/2052	5	4
	CVS Health Corp.	1.300%	8/21/2027	20	19
	CVS Health Corp.	4.300%	3/25/2028	40	40
	CVS Health Corp.	5.000%	1/30/2029	64	65
	CVS Health Corp.	5.250%	1/30/2031	5	5
	CVS Health Corp.	5.300%	6/1/2033	5	5
	CVS Health Corp.	5.700%	6/1/2034	10	10
	CVS Health Corp.	4.875%	7/20/2035	18	17
	CVS Health Corp.	4.780%	3/25/2038	10	9
	CVS Health Corp.	6.125%	9/15/2039	10	10
	CVS Health Corp.	5.300%	12/5/2043	75	68
	CVS Health Corp.	5.125%	7/20/2045	5	4
	CVS Health Corp.	5.050%	3/25/2048	26	22
	CVS Health Corp.	5.625%	2/21/2053	5	5
	CVS Health Corp.	5.875%	6/1/2053	5	5
	CVS Health Corp.	6.750%	12/10/2054	4	4
	CVS Health Corp.	7.000%	3/10/2055	5	5
	CVS Health Corp.	6.200%	9/15/2055	5	5
	Danaher Corp.	2.800%	12/10/2051	5	3
[4]	DaVita Inc.	4.625%	6/1/2030	5	5
[4]	DaVita Inc.	3.750%	2/15/2031	11	10
[4]	DaVita Inc.	6.875%	9/1/2032	5	5
	DENTSPLY SIRONA Inc.	8.375%	9/12/2055	2	2
	DH Europe Finance II Sarl	3.400%	11/15/2049	5	4
[1]	Duke University Health System Inc.	3.920%	6/1/2047	10	8
	Elanco Animal Health Inc.	6.400%	8/28/2028	2	2
	Elevance Health Inc.	3.650%	12/1/2027	5	5
	Elevance Health Inc.	4.101%	3/1/2028	5	5
	Elevance Health Inc.	4.600%	9/15/2032	20	20

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	5.375%	6/15/2034	5	5
	Elevance Health Inc.	5.950%	12/15/2034	4	4
	Elevance Health Inc.	5.200%	2/15/2035	5	5
	Elevance Health Inc.	5.000%	1/15/2036	22	22
	Elevance Health Inc.	3.600%	3/15/2051	5	3
	Elevance Health Inc.	5.125%	2/15/2053	5	4
	Elevance Health Inc.	5.700%	2/15/2055	15	14
	Elevance Health Inc.	5.850%	11/1/2064	5	5
	Eli Lilly & Co.	3.100%	5/15/2027	40	40
	Eli Lilly & Co.	4.700%	2/9/2034	5	5
	Eli Lilly & Co.	5.100%	2/12/2035	23	23
	Eli Lilly & Co.	3.950%	3/15/2049	5	4
	Eli Lilly & Co.	4.875%	2/27/2053	5	4
	Eli Lilly & Co.	5.000%	2/9/2054	5	5
	Eli Lilly & Co.	5.050%	8/14/2054	5	5
	Eli Lilly & Co.	4.150%	3/15/2059	5	4
[4]	Embecta Corp.	5.000%	2/15/2030	2	2
[4]	Embecta Corp.	6.750%	2/15/2030	2	2
[4]	Emergent BioSolutions Inc.	3.875%	8/15/2028	2	2
	Encompass Health Corp.	4.500%	2/1/2028	3	3
	Encompass Health Corp.	4.625%	4/1/2031	3	3
[4]	Endo Finance Holdings LP	8.500%	4/15/2031	3	3
[4]	Fortrea Holdings Inc.	7.500%	7/1/2030	2	2
[4]	GENMAB A/S	6.250%	12/15/2032	6	6
[4]	GENMAB A/S	7.250%	12/15/2033	3	3
	Gilead Sciences Inc.	5.650%	12/1/2041	5	5
	Gilead Sciences Inc.	4.800%	4/1/2044	5	5
	Gilead Sciences Inc.	4.500%	2/1/2045	5	4
	Gilead Sciences Inc.	4.750%	3/1/2046	5	4
	Gilead Sciences Inc.	2.800%	10/1/2050	5	3
	Gilead Sciences Inc.	5.550%	10/15/2053	5	5
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	5	6
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	5	4
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	5	5
[4]	Global Medical Response Inc.	7.375%	10/1/2032	3	3
[4]	Grifols SA	4.750%	10/15/2028	2	2
[4]	HAH Group Holding Co. LLC	9.750%	10/1/2031	2	2
[4]	Harrow Inc.	8.625%	9/15/2030	2	2
	HCA Inc.	5.875%	2/1/2029	5	5
	HCA Inc.	3.500%	9/1/2030	20	19
	HCA Inc.	3.625%	3/15/2032	10	9
	HCA Inc.	5.500%	6/1/2033	5	5
	HCA Inc.	5.600%	4/1/2034	5	5
	HCA Inc.	5.450%	9/15/2034	5	5
	HCA Inc.	5.750%	3/1/2035	5	5
	HCA Inc.	5.500%	6/15/2047	5	5
	HCA Inc.	5.250%	6/15/2049	5	4
	HCA Inc.	3.500%	7/15/2051	5	3
	HCA Inc.	4.625%	3/15/2052	5	4
	HCA Inc.	5.950%	9/15/2054	5	5
	HCA Inc.	6.200%	3/1/2055	18	18
[4]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.200%	6/15/2029	5	5
[4]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.450%	6/15/2034	5	5
[4]	HealthEquity Inc.	4.500%	10/1/2029	3	3
[4]	Heartland Dental LLC	10.500%	4/30/2028	3	3
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	5	4
[4]	Horizon Mutual Holdings Inc.	6.200%	11/15/2034	2	2
	Humana Inc.	5.375%	4/15/2031	5	5
	Humana Inc.	5.950%	3/15/2034	5	5
	Humana Inc.	5.750%	4/15/2054	5	5
	Humana Inc.	6.625%	9/15/2056	4	4
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	5	4
[4]	IQVIA Inc.	5.000%	5/15/2027	4	4
[4]	IQVIA Inc.	6.500%	5/15/2030	3	3
[4]	IQVIA Inc.	6.250%	6/1/2032	5	5
[4]	Jazz Securities DAC	4.375%	1/15/2029	4	4
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	5	4
	Johnson & Johnson	0.950%	9/1/2027	6	6
	Johnson & Johnson	1.300%	9/1/2030	5	4
	Johnson & Johnson	5.000%	3/1/2035	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	3.550%	3/1/2036	5	5
	Johnson & Johnson	3.625%	3/3/2037	5	5
	Johnson & Johnson	5.850%	7/15/2038	5	5
	Johnson & Johnson	4.500%	12/5/2043	20	18
	Johnson & Johnson	3.700%	3/1/2046	5	4
	Johnson & Johnson	2.450%	9/1/2060	5	3
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	38	28
	Kaiser Foundation Hospitals	4.150%	5/1/2047	5	4
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	5	3
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	5	3
[4]	Kedrion SpA	6.500%	9/1/2029	2	2
	Koninklijke Philips NV	6.875%	3/11/2038	50	55
	Koninklijke Philips NV	5.000%	3/15/2042	5	5
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	5	4
[4]	LifePoint Health Inc.	5.375%	1/15/2029	1	1
[4]	LifePoint Health Inc.	9.875%	8/15/2030	6	6
[4]	LifePoint Health Inc.	11.000%	10/15/2030	8	9
[4]	LifePoint Health Inc.	8.375%	2/15/2032	2	2
[4]	LifePoint Health Inc.	10.000%	6/1/2032	3	3
[1]	Mass General Brigham Inc.	3.765%	7/1/2048	5	4
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	5	3
[1]	Mayo Clinic	3.196%	11/15/2061	5	3
	McKesson Corp.	4.250%	9/15/2029	5	5
[4]	Medline Borrower LP	3.875%	4/1/2029	11	11
[4]	Medline Borrower LP	6.250%	4/1/2029	9	9
[4]	Medline Borrower LP	5.250%	10/1/2029	7	7
	Medtronic Inc.	4.375%	3/15/2035	10	10
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5	4
	Merck & Co. Inc.	1.700%	6/10/2027	25	24
	Merck & Co. Inc.	1.900%	12/10/2028	5	5
	Merck & Co. Inc.	1.450%	6/24/2030	5	4
	Merck & Co. Inc.	4.950%	9/15/2035	5	5
	Merck & Co. Inc.	3.700%	2/10/2045	17	13
	Merck & Co. Inc.	4.000%	3/7/2049	10	8
	Merck & Co. Inc.	2.750%	12/10/2051	5	3
	Merck & Co. Inc.	5.000%	5/17/2053	5	5
	Merck & Co. Inc.	5.700%	9/15/2055	5	5
	Merck & Co. Inc.	5.150%	5/17/2063	5	4
[4]	Molina Healthcare Inc.	4.375%	6/15/2028	5	5
[4]	Molina Healthcare Inc.	3.875%	11/15/2030	4	4
[4]	Molina Healthcare Inc.	6.500%	2/15/2031	2	2
[4]	Molina Healthcare Inc.	6.250%	1/15/2033	3	3
[4]	MPH Acquisition Holdings LLC	5.750%	12/31/2030	2	2
[4]	National Mentor Holdings Inc.	10.500%	12/15/2030	3	3
[4]	Neogen Food Safety Corp.	8.625%	7/20/2030	2	2
[1]	New York & Presbyterian Hospital	3.954%	8/1/2119	5	3
	Northwell Healthcare Inc.	3.979%	11/1/2046	43	34
	Northwell Healthcare Inc.	4.260%	11/1/2047	5	4
	Northwell Healthcare Inc.	3.809%	11/1/2049	15	11
	Novant Health Inc.	2.637%	11/1/2036	5	4
	Novant Health Inc.	3.168%	11/1/2051	5	3
	Novartis Capital Corp.	4.100%	3/16/2029	2	2
	Novartis Capital Corp.	3.800%	9/18/2029	30	30
	Novartis Capital Corp.	4.400%	3/18/2031	5	5
	Novartis Capital Corp.	4.600%	3/18/2033	2	2
	Novartis Capital Corp.	4.900%	3/18/2036	3	3
	Novartis Capital Corp.	4.400%	5/6/2044	5	4
	Novartis Capital Corp.	5.600%	3/18/2046	3	3
	Novartis Capital Corp.	5.700%	3/18/2056	12	12
[1]	NYU Langone Hospitals	4.368%	7/1/2047	5	4
[1]	NYU Langone Hospitals	3.380%	7/1/2055	11	7
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	18	15
[4]	Option Care Health Inc.	4.375%	10/31/2029	2	2
[4]	Organon & Co.	4.125%	4/30/2028	2	2
[4]	Organon & Co.	5.125%	4/30/2031	7	6
[4]	Organon & Co.	6.750%	5/15/2034	2	2
[4]	Organon & Co.	7.875%	5/15/2034	2	2
[4]	Paradigm Parent LLC & Paradigm Parent CO-Issuer Inc.	8.750%	4/17/2032	2	2
[4]	Pediatrix Medical Group Inc.	5.375%	2/15/2030	1	1
	Pfizer Inc.	3.875%	11/15/2027	8	8

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	3.600%	9/15/2028	18	18
	Pfizer Inc.	2.625%	4/1/2030	18	17
	Pfizer Inc.	7.200%	3/15/2039	5	6
	Pfizer Inc.	5.600%	9/15/2040	9	9
	Pfizer Inc.	4.125%	12/15/2046	8	6
	Pfizer Inc.	4.000%	3/15/2049	5	4
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	40	40
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	205	206
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	65	65
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	22	21
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	10	9
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	5	5
[4]	Prime Healthcare Services Inc.	9.375%	9/1/2029	5	5
	Quest Diagnostics Inc.	6.400%	11/30/2033	10	11
[4]	Radiology Partners Inc.	8.500%	7/15/2032	3	3
[4,5]	Radiology Partners Inc., 9.781% PIK	9.781%	2/15/2030	2	2
	Revvity Inc.	2.250%	9/15/2031	5	4
[4]	Roche Holdings Inc.	7.000%	3/1/2039	5	6
	Royalty Pharma plc	3.300%	9/2/2040	15	11
	Royalty Pharma plc	3.350%	9/2/2051	5	3
[4]	Select Medical Corp.	6.250%	12/1/2032	2	2
	Smith & Nephew plc	5.400%	3/20/2034	25	25
	Solventum Corp.	5.900%	4/30/2054	5	5
[4]	Sotera Health Holdings LLC	7.375%	6/1/2031	2	2
[1]	Stanford Health Care	3.795%	11/15/2048	127	97
	Stanford Health Care	3.027%	8/15/2051	5	3
[4]	Star Parent Inc.	9.000%	10/1/2030	4	4
	Stryker Corp.	4.625%	3/15/2046	5	4
	Summa Health	3.511%	11/15/2051	36	27
[4]	Surgery Center Holdings Inc.	7.250%	4/15/2032	4	4
[1]	Sutter Health	4.091%	8/15/2048	5	4
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	5	4
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	5	3
[4]	Team Health Holdings Inc.	8.375%	6/30/2028	2	2
[4]	TEAM Services Holding Inc.	9.000%	2/15/2033	2	2
	Teleflex Inc.	4.625%	11/15/2027	9	9
[4]	Teleflex Inc.	4.250%	6/1/2028	1	1
	Tenet Healthcare Corp.	6.125%	6/15/2030	14	14
	Tenet Healthcare Corp.	6.750%	5/15/2031	6	6
	Tenet Healthcare Corp.	6.875%	11/15/2031	3	3
[4]	Tenet Healthcare Corp.	5.500%	11/15/2032	9	9
[4]	Tenet Healthcare Corp.	6.000%	11/15/2033	1	1
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/2036	3	3
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	2	2
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	2	2
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	9	9
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	5	6
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	2	2
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	4	3
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	5	5
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	3	3
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	50	51
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	2	2
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	3	3
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	5	5
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	5	4
[1]	Toledo Hospital	5.325%	11/15/2028	3	3
	Toledo Hospital	5.750%	11/15/2038	18	18
	Toledo Hospital	4.982%	11/15/2045	1	1
	Toledo Hospital	6.015%	11/15/2048	19	18
	Trinity Health Corp.	4.125%	12/1/2045	10	8
	UnitedHealth Group Inc.	3.700%	5/15/2027	10	10
	UnitedHealth Group Inc.	5.250%	2/15/2028	23	23
	UnitedHealth Group Inc.	3.850%	6/15/2028	5	5
	UnitedHealth Group Inc.	4.400%	6/15/2028	18	18
	UnitedHealth Group Inc.	4.700%	4/15/2029	23	23
	UnitedHealth Group Inc.	2.875%	8/15/2029	5	5
	UnitedHealth Group Inc.	5.300%	2/15/2030	5	5
	UnitedHealth Group Inc.	2.000%	5/15/2030	72	65
	UnitedHealth Group Inc.	4.950%	1/15/2032	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.500%	4/15/2033	5	5
	UnitedHealth Group Inc.	5.000%	4/15/2034	18	18
	UnitedHealth Group Inc.	5.150%	7/15/2034	105	106
	UnitedHealth Group Inc.	6.875%	2/15/2038	5	6
	UnitedHealth Group Inc.	4.750%	7/15/2045	5	4
	UnitedHealth Group Inc.	4.200%	1/15/2047	36	29
	UnitedHealth Group Inc.	3.250%	5/15/2051	5	3
	UnitedHealth Group Inc.	4.750%	5/15/2052	5	4
	UnitedHealth Group Inc.	5.875%	2/15/2053	10	10
	UnitedHealth Group Inc.	5.050%	4/15/2053	5	4
	UnitedHealth Group Inc.	5.375%	4/15/2054	5	5
	UnitedHealth Group Inc.	5.625%	7/15/2054	5	5
	UnitedHealth Group Inc.	3.875%	8/15/2059	5	3
	UnitedHealth Group Inc.	6.050%	2/15/2063	5	5
	UnitedHealth Group Inc.	5.200%	4/15/2063	5	4
	UnitedHealth Group Inc.	5.500%	4/15/2064	5	5
	UnitedHealth Group Inc.	5.750%	7/15/2064	5	5
	Universal Health Services Inc.	5.050%	10/15/2034	17	16
[4]	US Acute Care Solutions LLC	9.750%	5/15/2029	3	3
	Viatris Inc.	3.850%	6/22/2040	5	4
	Viatris Inc.	4.000%	6/22/2050	5	3
[4]	VSP Optical Group Inc.	5.450%	12/1/2035	7	7
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	17	11
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	10	6
	Wyeth LLC	6.000%	2/15/2036	9	10
	Wyeth LLC	5.950%	4/1/2037	23	24
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	19	11
	Zoetis Inc.	5.000%	8/17/2035	5	5
	Zoetis Inc.	4.700%	2/1/2043	5	4
	Zoetis Inc.	3.950%	9/12/2047	50	39
	Zoetis Inc.	4.450%	8/20/2048	5	4
					3,949
Industrials (2.1%)
	3M Co.	2.375%	8/26/2029	5	5
[1]	3M Co.	5.700%	3/15/2037	5	5
[1]	3M Co.	3.125%	9/19/2046	5	3
	3M Co.	3.250%	8/26/2049	5	3
	3M Co.	3.700%	4/15/2050	17	12
[4]	AAR Escrow Issuer LLC	6.750%	3/15/2029	2	2
	ABB Finance USA Inc.	3.800%	4/3/2028	5	5
[1]	Adani Ports & Special Economic Zone Ltd.	4.200%	8/4/2027	3	3
[1]	Adani Ports & Special Economic Zone Ltd.	3.828%	2/2/2032	2	2
[4]	AECOM	6.000%	8/1/2033	3	3
[4]	Airbus SE	3.950%	4/10/2047	50	39
[4]	Alaska Airlines Pass-Through Trust Class A Series 2020-1	4.800%	8/15/2027	61	61
[4]	Albion Financing 1 Sarl	7.000%	5/21/2030	4	4
[4]	Allegiant Travel Co.	7.250%	8/15/2027	15	15
[4]	Allison Transmission Inc.	5.875%	6/1/2029	6	6
[4]	Allison Transmission Inc.	3.750%	1/30/2031	3	3
[4]	Allison Transmission Inc.	5.875%	12/1/2033	1	1
[4]	Alta Equipment Group Inc.	9.000%	6/1/2029	4	4
[4]	American Airlines Inc.	5.750%	4/20/2029	11	11
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	5	4
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	68	66
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	3	3
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	12	11
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	7	7
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	10	9
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	1	1
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	2	2
	Amphenol Corp.	4.125%	11/15/2030	5	5
	Amphenol Corp.	4.400%	2/15/2033	8	8
	Amphenol Corp.	4.625%	2/15/2036	5	5
	Amphenol Corp.	5.300%	11/15/2055	11	10
[4]	Amsted Industries Inc.	6.375%	3/15/2033	2	2
[4]	AP Moller - Maersk A/S	5.875%	9/14/2033	5	5
[4]	Arcosa Inc.	4.375%	4/15/2029	3	3
[4]	Artera Services LLC	8.500%	2/15/2031	2	2
[4]	ASG Finance DAC	9.750%	5/15/2029	1	1

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ATI Inc.	4.875%	10/1/2029	3	3
	ATI Inc.	7.250%	8/15/2030	3	3
[4]	Avianca Midco 2 plc	9.000%	12/1/2028	2	2
[4]	Avianca Midco 2 plc	9.625%	2/14/2030	3	3
[4]	Avianca Midco 2 plc	9.500%	1/28/2031	2	2
[4]	Avis Budget Car Rental LLC	5.750%	7/15/2027	2	2
[4]	Avis Budget Car Rental LLC	4.750%	4/1/2028	2	2
[4]	Avis Budget Car Rental LLC	5.375%	3/1/2029	3	3
[4]	Avis Budget Car Rental LLC	8.250%	1/15/2030	2	2
[4]	Avis Budget Car Rental LLC	8.000%	2/15/2031	2	2
[4]	Avis Budget Car Rental LLC	8.375%	6/15/2032	3	3
[4]	Axon Enterprise Inc.	6.125%	3/15/2030	1	1
[4]	Axon Enterprise Inc.	6.250%	3/15/2033	4	4
[4]	BAE Systems Holdings Inc.	4.750%	10/7/2044	5	5
[4]	BAE Systems plc	5.800%	10/11/2041	5	5
[4]	Beacon Mobility Corp.	7.250%	8/1/2030	4	4
[1]	Bioceanico Sovereign Certificate Ltd.	0.000%	6/5/2034	3	3
	Boeing Co.	3.250%	2/1/2028	5	5
	Boeing Co.	6.298%	5/1/2029	5	5
	Boeing Co.	5.150%	5/1/2030	5	5
	Boeing Co.	3.625%	2/1/2031	5	5
	Boeing Co.	6.388%	5/1/2031	5	5
	Boeing Co.	3.600%	5/1/2034	5	4
	Boeing Co.	6.528%	5/1/2034	5	5
	Boeing Co.	3.250%	2/1/2035	5	4
	Boeing Co.	5.705%	5/1/2040	5	5
	Boeing Co.	3.375%	6/15/2046	5	3
	Boeing Co.	3.750%	2/1/2050	5	4
	Boeing Co.	5.805%	5/1/2050	10	10
	Boeing Co.	6.858%	5/1/2054	10	11
	Boeing Co.	5.930%	5/1/2060	5	5
[4]	Bombardier Inc.	8.750%	11/15/2030	4	4
[4]	Bombardier Inc.	7.000%	6/1/2032	3	3
[4]	Bombardier Inc.	6.750%	6/15/2033	7	7
[4]	Brand Industrial Services Inc.	10.375%	8/1/2030	4	4
[4]	Brightline East LLC	11.000%	1/31/2030	3	1
[4]	Brundage-Bone Concrete Pumping Holdings Inc.	7.500%	2/1/2032	2	2
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	5	5
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	7	7
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	5	4
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	5	4
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	22	19
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	8	6
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	8	7
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	5	5
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	5	5
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	7	7
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	5	5
[4]	BWX Technologies Inc.	4.125%	6/30/2028	1	1
[4]	BWX Technologies Inc.	4.125%	4/15/2029	2	2
	Canadian National Railway Co.	4.375%	9/18/2034	5	5
	Canadian National Railway Co.	6.375%	11/15/2037	5	6
	Canadian National Railway Co.	2.450%	5/1/2050	5	3
	Canadian Pacific Railway Co.	4.000%	6/1/2028	5	5
	Canadian Pacific Railway Co.	4.000%	3/15/2029	3	3
	Canadian Pacific Railway Co.	2.875%	11/15/2029	5	5
	Canadian Pacific Railway Co.	2.450%	12/2/2031	5	4
	Canadian Pacific Railway Co.	3.000%	12/2/2041	5	4
	Canadian Pacific Railway Co.	5.500%	3/15/2056	5	5
	Canadian Pacific Railway Co.	6.125%	9/15/2115	5	5
[4]	Carriage Purchaser Inc.	7.875%	10/15/2029	2	2
	Carrier Global Corp.	2.722%	2/15/2030	5	5
	Carrier Global Corp.	2.700%	2/15/2031	10	9
	Carrier Global Corp.	3.377%	4/5/2040	5	4
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	5	5
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	5	5
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	2	2
	Caterpillar Inc.	2.600%	4/9/2030	5	5
	Caterpillar Inc.	5.200%	5/15/2035	5	5
	Caterpillar Inc.	6.050%	8/15/2036	8	9

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.803%	8/15/2042	5	4
	Caterpillar Inc.	3.250%	4/9/2050	5	3
	Caterpillar Inc.	4.750%	5/15/2064	5	4
[4]	Clean Harbors Inc.	5.750%	10/15/2033	3	3
[4]	Clue Opco LLC	9.500%	10/15/2031	2	2
	CNH Industrial Capital LLC	5.500%	1/12/2029	17	17
	CNH Industrial Capital LLC	4.500%	10/16/2030	5	5
	CNH Industrial Capital LLC	4.375%	3/7/2031	5	5
[4]	Columbus McKinnon Corp.	7.125%	2/1/2033	3	3
	CSX Corp.	4.250%	3/15/2029	5	5
	CSX Corp.	4.100%	3/15/2044	5	4
	CSX Corp.	3.800%	11/1/2046	5	4
	CSX Corp.	4.300%	3/1/2048	5	4
	CSX Corp.	3.350%	9/15/2049	5	3
	CSX Corp.	2.500%	5/15/2051	5	3
	Cummins Inc.	5.300%	5/9/2035	5	5
	Cummins Inc.	4.875%	10/1/2043	55	51
	Cummins Inc.	5.450%	2/20/2054	5	5
[4]	Daimler Truck Finance North America LLC	5.125%	9/25/2027	5	5
[4]	Danaos Corp.	6.875%	10/15/2032	2	2
[4]	Dcli Bidco LLC	7.750%	11/15/2029	2	2
[4]	Dealer Tire LLC	8.000%	2/1/2028	2	2
	Deere & Co.	5.450%	1/16/2035	5	5
	Deere & Co.	3.900%	6/9/2042	5	4
	Deere & Co.	2.875%	9/7/2049	5	3
[4]	DP World Ltd.	6.850%	7/2/2037	25	26
[4]	Dycom Industries Inc.	4.500%	4/15/2029	3	3
	Eaton Corp.	3.850%	3/6/2028	5	5
	Eaton Corp.	3.950%	3/6/2029	4	4
	Eaton Corp.	4.200%	3/6/2031	2	2
	Eaton Corp.	4.500%	3/6/2033	1	1
[1]	Eaton Corp.	4.150%	3/15/2033	5	5
	Eaton Corp.	4.800%	3/6/2036	3	3
	Eaton Corp.	4.150%	11/2/2042	5	4
	Eaton Corp.	5.450%	3/6/2056	5	5
[4]	Efesto Bidco SpA Efesto US LLC	7.500%	2/15/2032	2	2
[4]	Element Fleet Management Corp.	5.037%	3/25/2030	5	5
[4]	Element Fleet Management Corp.	4.641%	11/24/2030	5	5
	Embraer Netherlands Finance BV	5.980%	2/11/2035	8	8
	Emerson Electric Co.	2.200%	12/21/2031	5	4
	Emerson Electric Co.	2.800%	12/21/2051	5	3
[4]	EMRLD Borrower LP	6.625%	12/15/2030	4	4
[4]	EMRLD Borrower LP	6.750%	7/15/2031	3	3
[4]	Enpro Inc.	6.125%	6/1/2033	2	2
[4]	Entegris Inc.	4.375%	4/15/2028	4	4
[4]	Entegris Inc.	4.750%	4/15/2029	5	5
[4]	Entegris Inc.	3.625%	5/1/2029	1	1
[4]	Entegris Inc.	5.950%	6/15/2030	7	7
[4]	EquipmentShare.com Inc.	9.000%	5/15/2028	4	4
[4]	EquipmentShare.com Inc.	8.625%	5/15/2032	1	1
[4]	EquipmentShare.com Inc.	8.000%	3/15/2033	2	2
[4]	ERAC USA Finance LLC	4.600%	5/1/2028	5	5
[4]	ERAC USA Finance LLC	5.400%	5/1/2053	5	5
[1]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	3	3
[1]	FedEx Corp.	4.750%	11/15/2045	5	4
[1]	FedEx Corp.	4.550%	4/1/2046	5	4
[1]	FedEx Corp.	4.050%	2/15/2048	5	4
[4]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	4	4
[4]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	3	3
[4]	First Student Bidco Inc.	4.000%	7/31/2029	2	2
	Fluor Corp.	4.250%	9/15/2028	2	2
[4]	Gates Corp.	6.875%	7/1/2029	2	2
	GE Vernova Inc.	4.250%	2/4/2031	4	4
	GE Vernova Inc.	4.875%	2/4/2036	9	9
	GE Vernova Inc.	5.500%	2/4/2056	4	4
	General Dynamics Corp.	3.750%	5/15/2028	5	5
	General Dynamics Corp.	3.625%	4/1/2030	5	5
	General Dynamics Corp.	2.250%	6/1/2031	5	5
	General Electric Co.	4.300%	7/29/2030	5	5
[1]	General Electric Co.	6.750%	3/15/2032	5	6

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	General Electric Co.	5.875%	1/14/2038	5	5
[4]	Genesee & Wyoming Inc.	6.250%	4/15/2032	2	2
[4]	GFL Environmental Inc.	4.000%	8/1/2028	2	2
[4]	GFL Environmental Inc.	4.375%	8/15/2029	2	2
[4]	GFL Environmental Inc.	6.750%	1/15/2031	3	3
[4]	Global Infrastructure Solutions Inc.	7.500%	4/15/2032	2	2
[4]	Goat Holdco LLC	6.750%	2/1/2032	2	2
[1]	Gol Finance Inc.	14.375%	6/6/2030	6	5
[4]	GrafTech Finance Inc.	4.625%	12/23/2029	3	2
[4]	Great Lakes Dredge & Dock Corp.	5.250%	6/1/2029	3	3
	HEICO Corp.	5.350%	8/1/2033	5	5
[4]	Herc Holdings Inc.	6.625%	6/15/2029	4	4
[4]	Herc Holdings Inc.	7.000%	6/15/2030	3	3
[4]	Herc Holdings Inc.	5.750%	3/15/2031	2	2
[4]	Herc Holdings Inc.	7.250%	6/15/2033	4	4
[4]	Herc Holdings Inc.	6.000%	3/15/2034	2	2
[4]	Hertz Corp.	12.625%	7/15/2029	4	4
[4]	Hertz Corp.	5.000%	12/1/2029	4	2
	Howmet Aerospace Inc.	4.850%	10/15/2031	5	5
	Howmet Aerospace Inc.	5.950%	2/1/2037	1	1
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	5	5
	IDEX Corp.	4.950%	9/1/2029	5	5
	Ingersoll Rand Inc.	5.197%	6/15/2027	5	5
	Ingersoll Rand Inc.	5.700%	8/14/2033	5	5
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	20	21
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	5	5
[4]	JB Poindexter & Co. Inc.	8.750%	12/15/2031	2	2
[4]	JetBlue Airways Corp.	9.875%	9/20/2031	7	7
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	34	32
[1]	John Deere Capital Corp.	4.150%	9/15/2027	20	20
[1]	John Deere Capital Corp.	3.050%	1/6/2028	5	5
[1]	John Deere Capital Corp.	4.750%	1/20/2028	5	5
[1]	John Deere Capital Corp.	4.950%	7/14/2028	5	5
	John Deere Capital Corp.	4.500%	1/16/2029	55	56
[1]	John Deere Capital Corp.	3.900%	3/9/2029	4	4
[1]	John Deere Capital Corp.	4.900%	3/7/2031	5	5
[1]	John Deere Capital Corp.	4.200%	3/10/2031	2	2
[1]	John Deere Capital Corp.	4.350%	9/15/2032	5	5
[1]	John Deere Capital Corp.	5.150%	9/8/2033	5	5
	Johnson Controls International plc	5.500%	4/19/2029	5	5
[1]	Johnson Controls International plc	4.950%	7/2/2064	5	4
	Keysight Technologies Inc.	5.350%	7/30/2030	5	5
	Keysight Technologies Inc.	4.950%	10/15/2034	25	25
	Kirby Corp.	4.200%	3/1/2028	10	10
	L3Harris Technologies Inc.	4.400%	6/15/2028	5	5
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	5	5
	L3Harris Technologies Inc.	5.600%	7/31/2053	27	26
[1]	Latam Airlines Group SA	7.875%	4/15/2030	2	2
[1]	Latam Airlines Group SA	7.625%	1/7/2031	2	2
	LKQ Corp.	6.250%	6/15/2033	19	20
	Lockheed Martin Corp.	4.150%	8/15/2028	5	5
	Lockheed Martin Corp.	3.900%	6/15/2032	5	5
	Lockheed Martin Corp.	5.250%	1/15/2033	5	5
	Lockheed Martin Corp.	4.070%	12/15/2042	5	4
	Lockheed Martin Corp.	4.700%	5/15/2046	5	4
	Lockheed Martin Corp.	2.800%	6/15/2050	5	3
	Lockheed Martin Corp.	4.090%	9/15/2052	5	4
	Lockheed Martin Corp.	4.150%	6/15/2053	80	63
[4]	Luna 1.5 Sarl	12.000%	7/1/2032	2	2
[4]	Madison IAQ LLC	5.875%	6/30/2029	5	5
[4]	Manitowoc Co. Inc.	9.250%	10/1/2031	2	2
[4]	Maxim Crane Works Holdings Capital LLC	11.500%	9/1/2028	3	3
[4]	Molex Electronic Technologies LLC	5.250%	4/30/2032	5	5
[4]	Moog Inc.	4.250%	12/15/2027	2	2
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	2	2
[4]	NESCO Holdings II Inc.	5.500%	4/15/2029	3	3
[4]	New Flyer Holdings Inc.	9.250%	7/1/2030	2	2
	Norfolk Southern Corp.	3.150%	6/1/2027	5	5
	Norfolk Southern Corp.	4.450%	6/15/2045	28	24
	Norfolk Southern Corp.	4.650%	1/15/2046	8	7

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.942%	11/1/2047	5	4
	Norfolk Southern Corp.	4.150%	2/28/2048	12	10
	Norfolk Southern Corp.	3.050%	5/15/2050	6	4
	Norfolk Southern Corp.	4.050%	8/15/2052	3	2
	Norfolk Southern Corp.	5.350%	8/1/2054	5	5
	Norfolk Southern Corp.	3.155%	5/15/2055	5	3
	Northrop Grumman Corp.	3.250%	1/15/2028	5	5
	Northrop Grumman Corp.	4.700%	3/15/2033	5	5
	Northrop Grumman Corp.	4.750%	6/1/2043	5	5
	Northrop Grumman Corp.	4.030%	10/15/2047	10	8
	nVent Finance Sarl	4.550%	4/15/2028	5	5
[4]	OneSky Flight LLC	8.875%	12/15/2029	2	2
	Otis Worldwide Corp.	2.293%	4/5/2027	15	15
	PACCAR Financial Corp.	5.000%	5/13/2027	15	15
	PACCAR Financial Corp.	4.250%	6/23/2027	10	10
	PACCAR Financial Corp.	4.450%	8/6/2027	5	5
	PACCAR Financial Corp.	4.600%	1/10/2028	15	15
	PACCAR Financial Corp.	4.000%	8/8/2028	5	5
	PACCAR Financial Corp.	4.000%	9/26/2029	5	5
	Parker-Hannifin Corp.	4.250%	9/15/2027	5	5
[1]	Parker-Hannifin Corp.	6.250%	5/15/2038	5	5
[1]	Parker-Hannifin Corp.	4.450%	11/21/2044	5	4
	Parker-Hannifin Corp.	4.100%	3/1/2047	5	4
[4]	Park-Ohio Industries Inc.	8.500%	8/1/2030	2	2
	Pentair Finance Sarl	5.900%	7/15/2032	5	5
[4]	Polar Tankers Inc.	5.951%	5/10/2037	8	9
[4]	PROG Holdings Inc.	6.000%	11/15/2029	2	2
[4]	Railworks Holdings LP	8.250%	11/15/2028	4	4
[4]	RB Global Holdings Inc.	6.750%	3/15/2028	2	2
	Regal Rexnord Corp.	6.050%	4/15/2028	5	5
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	5	5
	Republic Services Inc.	4.875%	4/1/2029	5	5
	Republic Services Inc.	1.750%	2/15/2032	5	4
	Republic Services Inc.	5.000%	12/15/2033	5	5
	Republic Services Inc.	5.000%	4/1/2034	5	5
[4]	Resideo Funding Inc.	6.500%	7/15/2032	3	3
[4]	Reworld Holding Corp.	4.875%	12/1/2029	3	3
	Rockwell Automation Inc.	1.750%	8/15/2031	8	7
	Rockwell Automation Inc.	2.800%	8/15/2061	5	3
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	6	6
[4]	Rolls-Royce plc	5.750%	10/15/2027	50	51
	RTX Corp.	3.125%	5/4/2027	5	5
	RTX Corp.	4.125%	11/16/2028	29	29
	RTX Corp.	6.100%	3/15/2034	5	5
	RTX Corp.	5.700%	4/15/2040	11	11
	RTX Corp.	4.500%	6/1/2042	5	4
	RTX Corp.	3.750%	11/1/2046	23	18
	RTX Corp.	4.625%	11/16/2048	5	4
	RTX Corp.	5.375%	2/27/2053	5	5
	RTX Corp.	6.400%	3/15/2054	5	5
[1]	Rumo Luxembourg Sarl	4.200%	1/18/2032	15	13
[1]	Ryder System Inc.	5.650%	3/1/2028	8	8
	Ryder System Inc.	6.600%	12/1/2033	5	6
[4]	Seaspan Corp.	5.500%	8/1/2029	2	2
[4]	Sensata Technologies Inc.	3.750%	2/15/2031	6	6
[4]	Sensata Technologies Inc.	6.625%	7/15/2032	2	2
[4]	Siemens Funding BV	4.900%	5/28/2032	9	9
[4]	Siemens Funding BV	5.900%	5/28/2065	5	5
	Southwest Airlines Co.	5.125%	6/15/2027	10	10
	Spirit AeroSystems Inc.	4.600%	6/15/2028	22	22
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/2028	2	2
[4]	SPX FLOW Inc.	8.750%	4/1/2030	2	2
[4]	Star Leasing Co. LLC	7.625%	2/15/2030	2	2
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/2032	3	3
[4]	Synergy Infrastructure Holdings LLC	7.875%	12/1/2030	2	2
	Teledyne Technologies Inc.	2.750%	4/1/2031	5	5
[4]	Terex Corp.	6.250%	10/15/2032	3	3
[4]	TK Elevator US Newco Inc.	5.250%	7/15/2027	5	5
[4]	TKC Holdings Inc.	8.500%	8/15/2030	3	3
[4]	TKC Holdings Inc.	12.000%	2/15/2031	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	TopBuild Corp.	3.625%	3/15/2029	3	3
[4]	TopBuild Corp.	5.625%	1/31/2034	4	4
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	5	5
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	5	5
	TransDigm Inc.	4.625%	1/15/2029	5	5
[4]	TransDigm Inc.	6.375%	3/1/2029	4	4
	TransDigm Inc.	4.875%	5/1/2029	5	5
[4]	TransDigm Inc.	6.875%	12/15/2030	6	6
[4]	TransDigm Inc.	7.125%	12/1/2031	1	1
[4]	TransDigm Inc.	6.625%	3/1/2032	5	5
[4]	TransDigm Inc.	6.000%	1/15/2033	10	10
[4]	TransDigm Inc.	6.375%	5/31/2033	5	5
[4]	TransDigm Inc.	6.250%	1/31/2034	7	7
[4]	TransDigm Inc.	6.750%	1/31/2034	6	6
[4]	Transurban Finance Co. Pty Ltd.	2.450%	3/16/2031	5	5
	Trimble Inc.	6.100%	3/15/2033	20	21
[4]	Trinity Industries Inc.	7.750%	7/15/2028	3	3
	Triton Container International Ltd.	5.150%	2/15/2033	2	2
	Tyco Electronics Group SA	3.125%	8/15/2027	5	5
	Tyco Electronics Group SA	4.875%	2/9/2036	5	5
	Tyco Electronics Group SA	7.125%	10/1/2037	5	6
	Union Pacific Corp.	2.400%	2/5/2030	8	7
	Union Pacific Corp.	4.500%	1/20/2033	5	5
	Union Pacific Corp.	3.200%	5/20/2041	5	4
	Union Pacific Corp.	3.250%	2/5/2050	5	3
	Union Pacific Corp.	3.799%	10/1/2051	5	4
	Union Pacific Corp.	3.500%	2/14/2053	55	38
	Union Pacific Corp.	3.839%	3/20/2060	5	4
	Union Pacific Corp.	2.973%	9/16/2062	5	3
	Union Pacific Corp.	3.750%	2/5/2070	13	9
	Union Pacific Corp.	3.799%	4/6/2071	5	3
	Union Pacific Corp.	3.850%	2/14/2072	5	3
[4]	United Airlines Inc.	4.625%	4/15/2029	5	5
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	5	5
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	5	5
	United Parcel Service Inc.	4.650%	10/15/2030	5	5
	United Parcel Service Inc.	4.875%	3/3/2033	5	5
	United Parcel Service Inc.	5.150%	5/22/2034	5	5
	United Parcel Service Inc.	5.250%	5/14/2035	5	5
	United Parcel Service Inc.	4.875%	11/15/2040	5	5
	United Parcel Service Inc.	3.750%	11/15/2047	5	4
	United Parcel Service Inc.	3.400%	9/1/2049	5	4
	United Parcel Service Inc.	5.300%	4/1/2050	5	5
	United Rentals North America Inc.	4.000%	7/15/2030	2	2
	United Rentals North America Inc.	3.875%	2/15/2031	3	3
	United Rentals North America Inc.	3.750%	1/15/2032	9	8
[4]	United Rentals North America Inc.	6.125%	3/15/2034	7	7
[4]	Upbound Group Inc.	6.375%	2/15/2029	1	1
	Valmont Industries Inc.	5.250%	10/1/2054	18	16
[4]	Velocity Vehicle Group LLC	8.000%	6/1/2029	2	2
[4]	Vertiv Group Corp.	4.125%	11/15/2028	3	3
	Vertiv Holdings Co.	4.850%	3/15/2036	5	5
	Vertiv Holdings Co.	5.800%	3/15/2056	4	4
[4]	VistaJet Malta Finance plc	7.875%	5/1/2027	2	2
[4]	VistaJet Malta Finance plc	6.375%	2/1/2030	3	3
[4]	Wabash National Corp.	4.500%	10/15/2028	2	2
	Waste Connections Inc.	4.800%	7/15/2036	6	6
	Waste Connections Inc.	3.050%	4/1/2050	5	3
	Waste Management Inc.	4.500%	3/15/2028	5	5
	Waste Management Inc.	4.875%	2/15/2029	5	5
	Waste Management Inc.	2.000%	6/1/2029	5	5
	Waste Management Inc.	4.950%	3/15/2035	5	5
	Waste Management Inc.	5.350%	10/15/2054	5	5
[4]	Waste Pro USA Inc.	7.000%	2/1/2033	3	3
[4]	Watco Cos. LLC	7.125%	8/1/2032	2	2
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	3	3
[4]	WESCO Distribution Inc.	6.375%	3/15/2033	4	4
[4]	WESCO Distribution Inc.	5.500%	4/15/2034	8	8
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	5	5
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Windsor Holdings III LLC	8.500%	6/15/2030	2	2
[4]	Wrangler Holdco Corp.	6.625%	4/1/2032	10	10
[4]	WSP Global Inc.	5.039%	9/18/2031	5	5
[4]	WSP Global Inc.	5.714%	9/18/2036	5	5
	WW Grainger Inc.	4.600%	6/15/2045	5	4
	XPO CNW Inc.	6.700%	5/1/2034	2	2
[4]	XPO Inc.	7.125%	6/1/2031	3	3
					2,402
Materials (1.2%)
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	6	6
[4]	Advanced Drainage Systems Inc.	5.375%	3/1/2034	6	6
[4]	Ahlstrom Holding 3 Oy	4.875%	2/4/2028	1	1
[4]	Air Liquide Finance SA	2.250%	9/10/2029	15	14
[4]	Air Liquide Finance SA	3.500%	9/27/2046	12	9
	Air Products and Chemicals Inc.	4.600%	2/8/2029	11	11
	Air Products and Chemicals Inc.	2.050%	5/15/2030	5	4
	Air Products and Chemicals Inc.	4.750%	2/8/2031	5	5
	Air Products and Chemicals Inc.	4.800%	3/3/2033	5	5
[4]	Algoma Steel Inc.	9.125%	4/15/2029	2	2
[1]	Alpek SAB de CV	4.250%	9/18/2029	6	5
[4]	Alumina Pty Ltd.	6.375%	9/15/2032	5	5
	Amcor Flexibles North America Inc.	4.250%	3/8/2029	5	5
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	29	29
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	4	4
[4]	Anglo American Capital plc	4.750%	4/10/2027	1	1
[4]	Anglo American Capital plc	4.500%	3/15/2028	4	4
[1]	Anglo American Capital plc	3.875%	3/16/2029	1	1
[1]	Anglo American Capital plc	5.625%	4/1/2030	2	2
[1]	Anglo American Capital plc	2.625%	9/10/2030	2	2
[1]	Anglo American Capital plc	2.875%	3/17/2031	1	1
[1]	Anglo American Capital plc	5.500%	5/2/2033	5	5
[1]	Anglo American Capital plc	3.950%	9/10/2050	21	15
[1]	Anglo American Capital plc	4.750%	3/16/2052	10	8
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	4	4
	AngloGold Ashanti Holdings plc	6.500%	4/15/2040	2	2
	Antofagasta plc	5.625%	5/13/2032	7	7
	ArcelorMittal SA	6.550%	11/29/2027	5	5
	ArcelorMittal SA	6.800%	11/29/2032	5	5
[4]	Ardagh Group SA	9.500%	12/1/2030	5	5
[4]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/2028	4	4
[4]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	3	3
[4]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	1	1
[4]	Ashland Inc.	3.375%	9/1/2031	2	2
	Ashland Inc.	6.875%	5/15/2043	1	1
[4]	Avient Corp.	7.125%	8/1/2030	4	4
[4]	Avient Corp.	6.250%	11/1/2031	2	2
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	2	2
[4]	Axalta Coating Systems LLC	3.375%	2/15/2029	2	2
	Ball Corp.	2.875%	8/15/2030	8	7
	Ball Corp.	3.125%	9/15/2031	4	4
	Barrick North America Finance LLC	5.750%	5/1/2043	5	5
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	5	5
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	5	5
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	5	4
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	5	5
[4]	Boise Cascade Co.	4.875%	7/1/2030	1	1
[1]	Canpack SA	3.875%	11/15/2029	3	3
[4]	Capstone Copper Corp.	6.750%	3/31/2033	1	1
	Carlisle Cos. Inc.	2.750%	3/1/2030	5	5
[4]	Carpenter Technology Corp.	5.625%	3/1/2034	1	1
[4]	Cascades Inc.	5.375%	1/15/2028	7	7
	Celanese US Holdings LLC	6.850%	11/15/2028	3	3
	Celanese US Holdings LLC	7.330%	7/15/2029	6	6
	Celanese US Holdings LLC	7.050%	11/15/2030	2	2
	Celanese US Holdings LLC	7.000%	2/15/2031	2	2
	Celanese US Holdings LLC	7.379%	7/15/2032	6	6
	Celanese US Holdings LLC	6.750%	4/15/2033	3	3
	Celanese US Holdings LLC	7.200%	11/15/2033	3	3
	Celanese US Holdings LLC	7.375%	2/15/2034	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Celulosa Arauco y Constitucion SA	4.200%	1/29/2030	4	4
[1]	Celulosa Arauco y Constitucion SA	5.500%	4/30/2049	7	6
[1]	Cemex SAB de CV	5.200%	9/17/2030	15	15
[4]	Century Aluminum Co.	6.875%	8/1/2032	1	1
[4]	Cerdia Finanz GmbH	9.375%	10/3/2031	2	2
	CF Industries Inc.	4.950%	6/1/2043	5	4
[4]	Champion Iron Canada Inc.	7.875%	7/15/2032	2	2
[4]	Chemours Co.	5.750%	11/15/2028	4	4
[4]	Chemours Co.	4.625%	11/15/2029	2	2
[4]	Chemours Co.	8.000%	1/15/2033	2	2
[4]	Chemours Co.	7.875%	3/15/2034	2	2
[4]	Chevron Phillips Chemical Co. LLC	4.750%	5/15/2030	5	5
[4]	Clearwater Paper Corp.	4.750%	8/15/2028	2	2
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	1	1
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	2	2
[4]	Cleveland-Cliffs Inc.	4.875%	3/1/2031	3	3
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	3	3
[4]	Cleveland-Cliffs Inc.	7.000%	3/15/2032	4	4
[4]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	3	3
[4]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	4	4
	Cleveland-Cliffs Inc.	6.250%	10/1/2040	2	2
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	3	3
[4]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	4	4
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	6	6
[4]	Coeur Mining Inc.	5.125%	2/15/2029	2	2
	Commercial Metals Co.	4.125%	1/15/2030	1	1
	Commercial Metals Co.	4.375%	3/15/2032	3	3
[4]	Commercial Metals Co.	5.750%	11/15/2033	4	4
[4]	Commercial Metals Co.	6.000%	12/15/2035	3	3
[4]	Compass Minerals International Inc.	8.000%	7/1/2030	3	3
[4]	Consolidated Energy Finance SA	5.625%	10/15/2028	3	3
[4]	Consolidated Energy Finance SA	12.000%	2/15/2031	2	2
[4]	Constellium SE	6.375%	8/15/2032	4	4
[4]	Conuma Resources Ltd.	13.125%	5/1/2028	1	1
	CRH America Finance Inc.	4.400%	2/9/2031	5	5
	CRH America Finance Inc.	5.000%	2/9/2036	5	5
	Crown Americas LLC	5.250%	4/1/2030	1	1
	Crown Americas LLC	5.875%	6/1/2033	3	3
[1]	CSN Inova Ventures	6.750%	1/28/2028	5	4
[1]	CSN Resources SA	4.625%	6/10/2031	5	3
[4]	CVR Partners LP	6.125%	6/15/2028	6	6
[4]	Domtar Corp.	6.750%	10/1/2028	2	1
	Dow Chemical Co.	2.100%	11/15/2030	5	4
	Dow Chemical Co.	4.800%	1/15/2031	10	10
	Dow Chemical Co.	5.150%	2/15/2034	5	5
	Dow Chemical Co.	4.250%	10/1/2034	5	4
	Dow Chemical Co.	5.350%	3/15/2035	5	5
	Dow Chemical Co.	4.625%	10/1/2044	6	5
	Dow Chemical Co.	5.550%	11/30/2048	5	4
	Dow Chemical Co.	4.800%	5/15/2049	5	4
	Dow Chemical Co.	6.900%	5/15/2053	44	45
	Eagle Materials Inc.	2.500%	7/1/2031	5	4
	Eastman Chemical Co.	4.500%	2/20/2031	5	5
	Eastman Chemical Co.	5.625%	2/20/2034	10	10
	Ecolab Inc.	2.700%	12/15/2051	5	3
	EIDP Inc.	4.800%	5/15/2033	5	5
	FMC Corp.	3.450%	10/1/2029	8	7
	FMC Corp.	5.650%	5/18/2033	3	3
	FMC Corp.	4.500%	10/1/2049	1	1
	FMC Corp.	6.375%	5/18/2053	1	1
	FMC Corp.	8.450%	11/1/2055	1	1
[4]	Fortescue Treasury Pty Ltd.	4.500%	9/15/2027	4	4
[4]	Fortescue Treasury Pty Ltd.	5.875%	4/15/2030	4	4
[4]	Fortescue Treasury Pty Ltd.	4.375%	4/1/2031	2	2
[4]	Fortescue Treasury Pty Ltd.	6.125%	4/15/2032	2	2
	Freeport-McMoRan Inc.	5.450%	3/15/2043	10	9
	Gerdau Trade Inc.	5.750%	6/9/2035	4	4
[4]	Glencore Finance Canada Ltd.	5.550%	10/25/2042	5	5
[4]	Glencore Funding LLC	6.125%	10/6/2028	5	5
[4]	Glencore Funding LLC	5.893%	4/4/2054	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	2	2
[4]	Graphic Packaging International LLC	6.375%	7/15/2032	2	2
	HB Fuller Co.	4.250%	10/15/2028	2	2
[4]	Herens Holdco Sarl	4.750%	5/15/2028	2	2
[1]	Hudbay Minerals Inc.	6.125%	4/1/2029	3	3
	Huntsman International LLC	4.500%	5/1/2029	3	3
	Huntsman International LLC	2.950%	6/15/2031	2	2
	Huntsman International LLC	5.700%	10/15/2034	1	1
[4]	INEOS Finance plc	6.750%	5/15/2028	3	3
[4]	INEOS Finance plc	7.500%	4/15/2029	2	2
[4]	INEOS Quattro Finance 2 plc	9.625%	3/15/2029	1	1
[4]	Ingevity Corp.	3.875%	11/1/2028	2	2
[4]	Innophos Holdings Inc.	11.500%	6/15/2029	2	2
[4]	International Flavors & Fragrances Inc.	1.832%	10/15/2027	5	5
[4]	International Flavors & Fragrances Inc.	2.300%	11/1/2030	5	4
	International Paper Co.	6.000%	11/15/2041	5	5
[1]	Inversiones CMPC SA	3.000%	4/6/2031	4	3
[1]	Inversiones CMPC SA	6.125%	2/26/2034	4	4
[4]	Iris Holding Inc.	10.000%	12/15/2028	2	2
[1]	JSW Steel Ltd.	5.050%	4/5/2032	3	3
[4]	JW Aluminum Continuous Cast Co.	10.250%	4/1/2030	2	2
[4]	Kaiser Aluminum Corp.	4.500%	6/1/2031	2	2
[4]	Kaiser Aluminum Corp.	5.875%	3/1/2034	2	2
[1]	Klabin Austria GmbH	5.750%	4/3/2029	5	5
[1]	Klabin Austria GmbH	3.200%	1/12/2031	10	9
[4]	Knife River Corp.	7.750%	5/1/2031	3	3
	Linde Inc.	1.100%	8/10/2030	5	4
	Linde Inc.	3.550%	11/7/2042	5	4
[4]	LSB Industries Inc.	6.250%	10/15/2028	2	2
	LYB International Finance BV	4.875%	3/15/2044	5	4
	LYB International Finance III LLC	4.200%	5/1/2050	5	3
	LYB International Finance III LLC	3.800%	10/1/2060	27	16
	LyondellBasell Industries NV	4.625%	2/26/2055	5	4
[4]	Magnera Corp.	4.750%	11/15/2029	3	3
	Martin Marietta Materials Inc.	2.400%	7/15/2031	5	4
	Martin Marietta Materials Inc.	3.200%	7/15/2051	11	7
[4]	Mativ Holdings Inc.	8.000%	10/1/2029	1	1
[4]	Mauser Packaging Solutions Holding Co.	7.875%	4/15/2030	8	8
[4]	Mauser Packaging Solutions Holding Co.	9.250%	4/15/2030	5	5
[4]	Maxam Prill Sarl	7.750%	7/15/2030	1	1
[4]	Mercer International Inc.	12.875%	10/1/2028	2	1
	Mercer International Inc.	5.125%	2/1/2029	2	1
	Methanex Corp.	5.125%	10/15/2027	2	2
	Methanex Corp.	5.250%	12/15/2029	4	4
	Methanex Corp.	5.650%	12/1/2044	2	2
[4]	Mineral Resources Ltd.	9.250%	10/1/2028	4	4
[4]	Mineral Resources Ltd.	8.500%	5/1/2030	5	5
[4]	Mineral Resources Ltd.	7.000%	4/1/2031	1	1
[4]	Minerals Technologies Inc.	5.000%	7/1/2028	2	2
[4]	New Enterprise Stone & Lime Co. Inc.	5.250%	7/15/2028	6	6
[4]	Newcastle Coal Infrastructure Group Pty Ltd.	4.400%	9/29/2027	23	23
	Newmont Corp.	3.250%	5/13/2030	5	5
[1]	Newmont Corp.	5.875%	4/1/2035	5	5
[1]	Nexa Resources SA	6.600%	4/8/2037	4	4
[4]	Novelis Corp.	4.750%	1/30/2030	6	6
[4]	Novelis Corp.	6.875%	1/30/2030	6	6
[4]	Novelis Corp.	3.875%	8/15/2031	2	2
[4]	Novelis Corp.	6.375%	8/15/2033	2	2
	Nucor Corp.	3.850%	4/1/2052	5	4
[4]	Nufarm Australia Ltd.	5.000%	1/27/2030	2	2
	Nutrien Ltd.	4.200%	4/1/2029	5	5
	Nutrien Ltd.	4.125%	3/15/2035	5	5
	Nutrien Ltd.	4.900%	6/1/2043	5	4
	Nutrien Ltd.	5.800%	3/27/2053	5	5
	Olin Corp.	5.625%	8/1/2029	4	4
[4]	Olin Corp.	6.625%	4/1/2033	1	1
[4]	Olympus Water US Holding Corp.	4.250%	10/1/2028	7	7
[4]	Olympus Water US Holding Corp.	6.250%	10/1/2029	2	2
[4]	Olympus Water US Holding Corp.	7.250%	6/15/2031	5	5
[4]	Olympus Water US Holding Corp.	6.750%	8/1/2032	2	2

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	4	4
[1]	Orbia Advance Corp. SAB de CV	5.875%	9/17/2044	23	16
[4]	Oscar AcquisitionCo LLC	9.500%	4/15/2030	2	1
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	3	3
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	2	2
	Packaging Corp. of America	3.400%	12/15/2027	50	49
	Packaging Corp. of America	3.050%	10/1/2051	10	6
[4]	Perenti Finance Pty Ltd.	7.500%	4/26/2029	10	10
[4]	Perimeter Holdings LLC	6.250%	1/15/2034	2	2
[4]	Qnity Electronics Inc.	5.750%	8/15/2032	3	3
[4]	Qnity Electronics Inc.	6.250%	8/15/2033	4	4
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	10	10
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	7	7
[4]	Rain Carbon Inc.	12.250%	9/1/2029	1	1
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	5	5
	Rio Tinto Finance USA plc	4.875%	3/14/2030	5	5
	Rio Tinto Finance USA plc	5.000%	3/14/2032	5	5
	Rio Tinto Finance USA plc	5.250%	3/14/2035	5	5
	Rio Tinto Finance USA plc	5.125%	3/9/2053	5	5
	Rio Tinto Finance USA plc	5.875%	3/14/2065	8	8
	RPM International Inc.	4.550%	3/1/2029	5	5
[1,5]	Samarco Mineracao SA, 5.000% PIK and 4.500% Cash	9.500%	6/30/2031	8	7
	Sasol Financing USA LLC	6.500%	9/27/2028	11	11
[1]	Sasol Financing USA LLC	8.750%	5/3/2029	2	2
	Sasol Financing USA LLC	5.500%	3/18/2031	1	1
[4]	SCIH Salt Holdings Inc.	4.875%	5/1/2028	4	4
[4]	SCIH Salt Holdings Inc.	6.625%	5/1/2029	3	3
[4]	Sealed Air Corp.	5.000%	4/15/2029	4	4
[4]	Sealed Air Corp.	6.500%	7/15/2032	5	5
[4]	Sealed Air Corp.	6.875%	7/15/2033	1	1
	Sherwin-Williams Co.	5.150%	8/15/2035	5	5
	Sherwin-Williams Co.	4.500%	6/1/2047	5	4
	Silgan Holdings Inc.	4.125%	2/1/2028	6	6
[4]	SK Invictus Intermediate II Sarl	5.000%	10/30/2029	2	2
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	13	13
[4]	Smyrna Ready Mix Concrete LLC	6.000%	11/1/2028	7	7
[4]	Smyrna Ready Mix Concrete LLC	8.875%	11/15/2031	1	1
[4]	SNF Group SACA	3.125%	3/15/2027	1	1
[4]	SNF Group SACA	3.375%	3/15/2030	2	2
[1]	Sociedad Quimica y Minera de Chile SA	4.250%	5/7/2029	4	4
[1]	Sociedad Quimica y Minera de Chile SA	4.250%	1/22/2050	5	4
[4]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	2	2
	Sonoco Products Co.	4.600%	9/1/2029	5	5
	Sonoco Products Co.	5.750%	11/1/2040	5	5
	Southern Copper Corp.	7.500%	7/27/2035	5	6
	Southern Copper Corp.	6.750%	4/16/2040	3	3
	Southern Copper Corp.	5.250%	11/8/2042	6	5
	Southern Copper Corp.	5.875%	4/23/2045	3	3
	Steel Dynamics Inc.	5.375%	8/15/2034	5	5
[4]	SunCoke Energy Inc.	4.875%	6/30/2029	2	2
	Suzano Austria GmbH	6.000%	1/15/2029	20	20
	Suzano Austria GmbH	3.750%	1/15/2031	15	14
[4]	TMS International Corp.	6.250%	4/15/2029	1	1
[4]	Toucan FinCo. Ltd.	9.500%	5/15/2030	5	4
[4]	Trident TPI Holdings Inc.	12.750%	12/31/2028	4	4
[4]	TriMas Corp.	4.125%	4/15/2029	1	1
[4]	Trivium Packaging Finance BV	12.250%	1/15/2031	3	3
[4]	Tronox Inc.	4.625%	3/15/2029	2	2
[4]	Tronox Inc.	9.125%	9/30/2030	3	3
	United States Steel Corp.	6.650%	6/1/2037	1	1
	Vale Overseas Ltd.	3.750%	7/8/2030	20	19
	Vale Overseas Ltd.	6.400%	6/28/2054	6	6
[4]	Vibrantz Technologies Inc.	9.000%	2/28/2031	2	—
[1]	Volcan Cia Minera SAA	8.500%	10/28/2032	5	5
[1]	Votorantim Cimentos International SA	7.250%	4/5/2041	20	22
	Vulcan Materials Co.	3.500%	6/1/2030	5	5
	Vulcan Materials Co.	4.500%	6/15/2047	5	4
	Vulcan Materials Co.	4.700%	3/1/2048	53	45
[4]	Warrior Met Coal Inc.	7.875%	12/1/2028	2	2
[1]	WE Soda Investments Holding plc	9.500%	10/6/2028	4	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	WE Soda Investments Holding plc	9.375%	2/14/2031	1	1
	Westlake Corp.	5.000%	8/15/2046	6	5
	Westlake Corp.	3.125%	8/15/2051	5	3
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	6	5
[4]	WR Grace Holdings LLC	7.375%	3/1/2031	3	3
[4]	WR Grace Holdings LLC	6.625%	8/15/2032	1	1
	WRKCo Inc.	4.900%	3/15/2029	5	5
	WRKCo Inc.	4.200%	6/1/2032	5	5
	WRKCo Inc.	3.000%	6/15/2033	5	4
[4]	Yara International ASA	4.750%	6/1/2028	10	10
[4]	Yara International ASA	3.148%	6/4/2030	18	17
					1,357
Real Estate (0.8%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	7	7
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	5	4
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	3	3
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	3	2
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	3	2
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	1	1
	American Homes 4 Rent LP	3.625%	4/15/2032	10	9
	American Tower Corp.	5.800%	11/15/2028	5	5
	American Tower Corp.	3.800%	8/15/2029	5	5
	American Tower Corp.	5.650%	3/15/2033	5	5
	American Tower Corp.	5.450%	2/15/2034	5	5
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	5	5
[4]	Anywhere Real Estate Group LLC	5.750%	1/15/2029	3	3
[4]	Anywhere Real Estate Group LLC	5.250%	4/15/2030	2	2
[4]	Anywhere Real Estate Group LLC	9.750%	4/15/2030	3	3
[4]	Apollo Commercial Real Estate Finance Inc.	4.625%	6/15/2029	2	2
[4]	Arbor Realty SR Inc.	8.500%	10/15/2027	2	2
[4]	Arbor Realty SR Inc.	8.500%	12/15/2028	2	2
	AvalonBay Communities Inc.	5.350%	6/1/2034	5	5
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	9	7
	Boston Properties LP	3.250%	1/30/2031	5	5
	Boston Properties LP	2.550%	4/1/2032	5	4
	Brandywine Operating Partnership LP	3.950%	11/15/2027	4	4
	Brandywine Operating Partnership LP	8.300%	3/15/2028	2	2
	Brandywine Operating Partnership LP	8.875%	4/12/2029	2	2
	Brandywine Operating Partnership LP	4.550%	10/1/2029	1	1
	Brandywine Operating Partnership LP	6.125%	1/15/2031	2	2
	Brixmor Operating Partnership LP	4.050%	7/1/2030	5	5
	Brixmor Operating Partnership LP	2.500%	8/16/2031	5	4
	Brixmor Operating Partnership LP	5.200%	4/1/2032	5	5
[4]	Brookfield Property REIT Inc.	4.500%	4/1/2027	6	6
	Camden Property Trust	4.900%	2/28/2036	5	5
	COPT Defense Properties LP	2.900%	12/1/2033	5	4
[4]	CoStar Group Inc.	2.800%	7/15/2030	5	5
	Cousins Properties LP	4.875%	3/1/2033	2	2
	Crown Castle Inc.	4.900%	9/1/2029	5	5
	Crown Castle Inc.	2.250%	1/15/2031	5	4
	Crown Castle Inc.	5.800%	3/1/2034	5	5
	Crown Castle Inc.	2.900%	4/1/2041	5	4
	Crown Castle Inc.	4.000%	11/15/2049	10	7
[4]	Cushman & Wakefield US Borrower LLC	6.750%	5/15/2028	2	2
[4]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	1	1
	Digital Realty Trust LP	3.700%	8/15/2027	7	7
	Diversified Healthcare Trust	4.750%	2/15/2028	2	2
[4]	Diversified Healthcare Trust	7.250%	10/15/2030	1	1
	Diversified Healthcare Trust	4.375%	3/1/2031	1	1
[4]	EF Holdco	7.375%	9/30/2030	2	2
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	4	4
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	10	10
	Equinix Inc.	3.200%	11/18/2029	5	5
	Equinix Inc.	2.150%	7/15/2030	5	4
	Equinix Inc.	3.900%	4/15/2032	5	5
	Equinix Inc.	2.950%	9/15/2051	18	11
	ERP Operating LP	3.250%	8/1/2027	5	5
	ERP Operating LP	4.950%	6/15/2032	5	5
	ERP Operating LP	4.500%	7/1/2044	5	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	2.650%	3/15/2032	5	4
	Extra Space Storage LP	5.700%	4/1/2028	5	5
	Extra Space Storage LP	5.500%	7/1/2030	5	5
	Extra Space Storage LP	2.350%	3/15/2032	5	4
	GLP Capital LP	5.250%	2/15/2033	5	5
	GLP Capital LP	6.250%	9/15/2054	5	5
[4]	Goodman US Finance Five LLC	4.625%	5/4/2032	5	5
[4]	Goodman US Finance Six LLC	5.125%	10/7/2034	100	99
	Healthpeak OP LLC	3.500%	7/15/2029	5	5
	Healthpeak OP LLC	5.375%	2/15/2035	5	5
	Highwoods Realty LP	4.200%	4/15/2029	5	5
	Host Hotels & Resorts LP	5.500%	4/15/2035	5	5
	Hudson Pacific Properties LP	3.950%	11/1/2027	5	5
	Hudson Pacific Properties LP	5.950%	2/15/2028	3	3
	Hudson Pacific Properties LP	4.650%	4/1/2029	2	2
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	5	5
[4]	Iron Mountain Inc.	5.250%	3/15/2028	3	3
[4]	Iron Mountain Inc.	7.000%	2/15/2029	5	5
[4]	Iron Mountain Inc.	5.250%	7/15/2030	8	8
[4]	Iron Mountain Inc.	4.500%	2/15/2031	8	8
[4]	Iron Mountain Inc.	5.625%	7/15/2032	2	2
[4]	Iron Mountain Information Management Services Inc.	5.000%	7/15/2032	2	2
	Kilroy Realty LP	2.500%	11/15/2032	5	4
	Kimco Realty OP LLC	3.200%	4/1/2032	5	5
	Kimco Realty OP LLC	4.250%	4/1/2045	5	4
	Kimco Realty OP LLC	4.450%	9/1/2047	10	8
[4]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/2031	5	5
	Mid-America Apartments LP	3.600%	6/1/2027	35	35
	Mid-America Apartments LP	4.650%	1/15/2033	2	2
[4]	Millrose Properties Inc.	6.375%	8/1/2030	2	2
[4]	Millrose Properties Inc.	6.250%	9/15/2032	4	4
	MPT Operating Partnership LP	5.000%	10/15/2027	6	6
	MPT Operating Partnership LP	4.625%	8/1/2029	3	2
	MPT Operating Partnership LP	3.500%	3/15/2031	4	3
[4]	MPT Operating Partnership LP	8.500%	2/15/2032	4	4
	Newmark Group Inc.	7.500%	1/12/2029	1	1
	NNN REIT Inc.	4.600%	2/15/2031	50	50
	NNN REIT Inc.	5.600%	10/15/2033	5	5
	NNN REIT Inc.	5.500%	6/15/2034	5	5
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	5	5
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	5	4
[4]	Pebblebrook Hotel LP	6.375%	10/15/2029	1	1
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	5	5
	Phillips Edison Grocery Center Operating Partnership I LP	5.750%	7/15/2034	5	5
	Prologis LP	3.875%	9/15/2028	48	48
	Prologis LP	2.250%	4/15/2030	30	28
	Prologis LP	1.250%	10/15/2030	50	43
	Prologis LP	5.000%	3/15/2034	5	5
	Prologis LP	5.000%	1/31/2035	12	12
	Prologis LP	3.050%	3/1/2050	6	4
	Prologis LP	5.250%	3/15/2054	8	7
	Public Storage Operating Co.	5.350%	8/1/2053	12	11
	Realty Income Corp.	4.000%	7/15/2029	5	5
[3]	Realty Income Corp.	4.750%	4/15/2033	4	4
	Realty Income Corp.	4.900%	7/15/2033	10	10
	Realty Income Corp.	5.125%	2/15/2034	5	5
	Regency Centers LP	4.500%	3/15/2033	3	3
	Rexford Industrial Realty LP	2.125%	12/1/2030	12	11
[4]	RHP Hotel Properties LP	7.250%	7/15/2028	4	4
[4]	RHP Hotel Properties LP	6.500%	4/1/2032	5	5
[4]	RHP Hotel Properties LP	6.500%	6/15/2033	1	1
[4]	Rithm Capital Corp.	8.000%	4/1/2029	3	3
[4]	Rithm Capital Corp.	8.000%	7/15/2030	2	2
[4]	RLJ Lodging Trust LP	4.000%	9/15/2029	2	2
	Sabra Health Care LP	3.200%	12/1/2031	5	4
	SBA Communications Corp.	3.125%	2/1/2029	4	4
	Service Properties Trust	4.950%	10/1/2029	2	2
[4]	Service Properties Trust	8.625%	11/15/2031	3	3
	Service Properties Trust	8.875%	6/15/2032	3	3
	Simon Property Group LP	4.375%	10/1/2030	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	4.300%	1/15/2031	5	5
	Simon Property Group LP	2.650%	2/1/2032	5	4
	Simon Property Group LP	5.125%	10/1/2035	11	11
	Simon Property Group LP	6.750%	2/1/2040	5	6
	Simon Property Group LP	3.250%	9/13/2049	5	3
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	1	1
[4]	Starwood Property Trust Inc.	5.750%	1/15/2031	6	6
	Store Capital LLC	4.625%	3/15/2029	5	5
	Sun Communities Operating LP	4.200%	4/15/2032	14	13
[1]	Trust Fibra Uno	4.869%	1/15/2030	15	14
[1]	UDR Inc.	1.900%	3/15/2033	10	8
	Ventas Realty LP	3.850%	4/1/2027	5	5
	Ventas Realty LP	4.750%	11/15/2030	5	5
	Ventas Realty LP	5.625%	7/1/2034	5	5
[4]	VICI Properties LP	3.875%	2/15/2029	40	39
	Vornado Realty LP	3.400%	6/1/2031	2	2
[4]	WEA Finance LLC	4.125%	9/20/2028	5	5
	Welltower OP LLC	5.125%	7/1/2035	5	5
	Weyerhaeuser Co.	4.000%	11/15/2029	5	5
	Weyerhaeuser Co.	3.375%	3/9/2033	5	4
	WP Carey Inc.	2.400%	2/1/2031	5	4
[4]	XHR LP	4.875%	6/1/2029	2	2
					980
Technology (2.1%)
	Accenture Capital Inc.	3.900%	10/4/2027	5	5
	Accenture Capital Inc.	4.500%	10/4/2034	5	5
	Adobe Inc.	4.950%	1/17/2030	5	5
	Adobe Inc.	2.300%	2/1/2030	10	9
[4]	Ahead DB Holdings LLC	6.625%	5/1/2028	2	2
	Amdocs Ltd.	2.538%	6/15/2030	5	4
[4]	Amentum Holdings Inc.	7.250%	8/1/2032	3	3
[4]	Amkor Technology Inc.	5.875%	10/1/2033	2	2
	Analog Devices Inc.	4.250%	6/15/2028	5	5
	Analog Devices Inc.	1.700%	10/1/2028	5	5
	Analog Devices Inc.	2.950%	10/1/2051	21	13
[4]	APi Group DE Inc.	4.125%	7/15/2029	1	1
[4]	APi Group DE Inc.	4.750%	10/15/2029	1	1
	Apple Inc.	3.200%	5/11/2027	30	30
	Apple Inc.	3.000%	6/20/2027	5	5
	Apple Inc.	2.900%	9/12/2027	45	44
	Apple Inc.	3.000%	11/13/2027	17	17
	Apple Inc.	4.000%	5/12/2028	18	18
	Apple Inc.	1.400%	8/5/2028	5	5
	Apple Inc.	2.200%	9/11/2029	5	5
	Apple Inc.	1.650%	5/11/2030	50	45
	Apple Inc.	4.200%	5/12/2030	5	5
	Apple Inc.	4.500%	2/23/2036	5	5
	Apple Inc.	3.850%	5/4/2043	5	4
	Apple Inc.	3.450%	2/9/2045	11	8
	Apple Inc.	4.375%	5/13/2045	5	4
	Apple Inc.	4.650%	2/23/2046	5	4
	Apple Inc.	3.850%	8/4/2046	5	4
	Apple Inc.	2.650%	5/11/2050	5	3
	Apple Inc.	2.650%	2/8/2051	10	6
	Apple Inc.	2.700%	8/5/2051	5	3
	Apple Inc.	3.950%	8/8/2052	5	4
	Apple Inc.	4.850%	5/10/2053	5	5
	Apple Inc.	2.800%	2/8/2061	5	3
	Apple Inc.	2.850%	8/5/2061	11	6
	Applied Materials Inc.	5.100%	10/1/2035	5	5
	Applied Materials Inc.	4.350%	4/1/2047	5	4
	Arrow Electronics Inc.	2.950%	2/15/2032	5	4
[4]	ASGN Inc.	4.625%	5/15/2028	2	2
[4]	AthenaHealth Group Inc.	6.500%	2/15/2030	8	7
[4]	Atkore Inc.	4.250%	6/1/2031	2	2
	Atlassian Corp.	5.500%	5/15/2034	5	5
[4]	ATS Corp.	4.125%	12/15/2028	2	2
	Autodesk Inc.	2.400%	12/15/2031	10	9
	Automatic Data Processing Inc.	1.700%	5/15/2028	12	11

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	50	51
	Broadcom Inc.	5.050%	7/12/2027	3	3
	Broadcom Inc.	4.800%	4/15/2028	70	71
	Broadcom Inc.	5.050%	7/12/2029	5	5
	Broadcom Inc.	4.350%	2/15/2030	5	5
	Broadcom Inc.	4.300%	1/15/2031	4	4
	Broadcom Inc.	2.450%	2/15/2031	5	5
[4]	Broadcom Inc.	4.150%	4/15/2032	5	5
	Broadcom Inc.	4.300%	11/15/2032	5	5
	Broadcom Inc.	4.600%	1/15/2033	7	7
	Broadcom Inc.	3.469%	4/15/2034	5	4
	Broadcom Inc.	4.800%	10/15/2034	5	5
	Broadcom Inc.	5.200%	7/15/2035	5	5
[4]	Broadcom Inc.	3.137%	11/15/2035	5	4
	Broadcom Inc.	4.950%	1/15/2036	4	4
	Broadcom Inc.	4.800%	2/15/2036	5	5
[4]	Broadcom Inc.	3.187%	11/15/2036	5	4
[4]	Broadcom Inc.	4.926%	5/15/2037	5	5
	Broadcom Inc.	4.900%	2/15/2038	5	5
	Broadcom Inc.	3.500%	2/15/2041	5	4
	Broadcom Inc.	5.700%	1/15/2056	2	2
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	5	4
[4]	CACI International Inc.	6.375%	6/15/2033	3	3
	Cadence Design Systems Inc.	4.300%	9/10/2029	5	5
[4]	Capstone Borrower Inc.	8.000%	6/15/2030	2	2
[4]	Castle US Holding Corp.	10.000%	6/30/2031	1	—
	CDW LLC	3.276%	12/1/2028	5	5
	CDW LLC	3.569%	12/1/2031	5	5
[4]	Central Parent Inc.	7.250%	6/15/2029	4	3
[4]	Central Parent LLC	8.000%	6/15/2029	2	1
	CGI Inc.	2.300%	9/14/2031	7	6
[4]	Ciena Corp.	4.000%	1/31/2030	1	1
	Cintas Corp. No. 2	3.700%	4/1/2027	50	50
	Cisco Systems Inc.	4.950%	2/26/2031	5	5
	Cisco Systems Inc.	5.900%	2/15/2039	5	5
	Cisco Systems Inc.	5.500%	1/15/2040	5	5
	Cisco Systems Inc.	5.300%	2/26/2054	5	5
[4]	Clarivate Science Holdings Corp.	3.875%	7/1/2028	3	3
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/2029	3	3
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	14	14
[4]	Cloud Software Group Inc.	9.000%	9/30/2029	12	12
[4]	Cloud Software Group Inc.	8.250%	6/30/2032	2	2
[4]	Cloud Software Group Inc.	6.625%	8/15/2033	7	6
[4]	Coherent Corp.	5.000%	12/15/2029	3	3
	Concentrix Corp.	6.600%	8/2/2028	5	5
	Concentrix Corp.	6.500%	3/1/2029	5	5
	Concentrix Corp.	6.850%	8/2/2033	5	5
[4]	Conduent Business Services LLC	6.000%	11/1/2029	2	1
[4]	Consensus Cloud Solutions Inc.	6.500%	10/15/2028	2	2
[4]	CoreWeave Inc.	9.250%	6/1/2030	5	5
[4]	CoreWeave Inc.	9.000%	2/1/2031	7	7
	Corning Inc.	4.750%	3/15/2042	5	5
	Corning Inc.	5.450%	11/15/2079	5	4
	Crane NXT Co.	4.200%	3/15/2048	2	1
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	2	2
	Dell International LLC	5.250%	2/1/2028	5	5
	Dell International LLC	5.400%	4/15/2034	5	5
	Dell International LLC	4.850%	2/1/2035	5	5
	Dell International LLC	5.100%	2/15/2036	5	5
	Dell International LLC	8.100%	7/15/2036	5	6
[4]	Diebold Nixdorf Inc.	7.750%	3/31/2030	2	2
	DXC Technology Co.	2.375%	9/15/2028	23	22
[4]	Dye & Durham Ltd.	8.625%	4/15/2029	2	2
[4]	Elastic NV	4.125%	7/15/2029	3	3
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	3	3
	Equifax Inc.	4.800%	9/15/2029	5	5
[4]	Esab Corp.	6.250%	4/15/2029	2	2
[4]	Experian Finance plc	2.750%	3/8/2030	10	9
[4]	Fair Isaac Corp.	4.000%	6/15/2028	3	3
[4]	Fair Isaac Corp.	6.000%	5/15/2033	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	15	14
[1]	Fidelity National Information Services Inc.	2.250%	3/1/2031	5	4
	Fiserv Inc.	4.200%	10/1/2028	5	5
	Fiserv Inc.	3.500%	7/1/2029	5	5
	Fiserv Inc.	4.550%	2/15/2031	5	5
	Fiserv Inc.	5.350%	3/15/2031	5	5
	Fiserv Inc.	4.400%	7/1/2049	5	4
	Flex Ltd.	4.875%	5/12/2030	5	5
[4]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	2	2
[4]	Foundry JV Holdco LLC	5.500%	1/25/2031	5	5
[4]	Foundry JV Holdco LLC	5.900%	1/25/2033	8	8
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	30	31
	Gartner Inc.	5.600%	11/20/2035	14	13
[4]	Gen Digital Inc.	6.750%	9/30/2027	5	5
[4]	Gen Digital Inc.	7.125%	9/30/2030	3	3
[4]	Gen Digital Inc.	6.250%	4/1/2033	3	3
[4]	GoTo Group Inc.	5.500%	5/1/2028	3	2
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	3	3
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	5	5
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	4	4
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	5	5
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	4	4
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	5	5
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	5	5
	HP Inc.	4.000%	4/15/2029	5	5
	HP Inc.	2.650%	6/17/2031	5	4
	HP Inc.	5.500%	1/15/2033	5	5
[4]	Imola Merger Corp.	4.750%	5/15/2029	6	6
[4]	Insight Enterprises Inc.	6.625%	5/15/2032	2	2
	Intel Corp.	3.750%	8/5/2027	108	107
	Intel Corp.	2.450%	11/15/2029	10	9
	Intel Corp.	5.125%	2/10/2030	23	23
	Intel Corp.	3.900%	3/25/2030	5	5
	Intel Corp.	2.000%	8/12/2031	5	4
	Intel Corp.	4.150%	8/5/2032	5	5
	Intel Corp.	4.000%	12/15/2032	5	5
	Intel Corp.	5.200%	2/10/2033	5	5
	Intel Corp.	4.800%	10/1/2041	5	4
	Intel Corp.	4.100%	5/19/2046	5	4
	Intel Corp.	3.734%	12/8/2047	5	3
	Intel Corp.	3.250%	11/15/2049	5	3
	Intel Corp.	4.750%	3/25/2050	5	4
	Intel Corp.	4.900%	8/5/2052	5	4
	Intel Corp.	5.700%	2/10/2053	5	5
	Intel Corp.	3.100%	2/15/2060	21	12
	Intel Corp.	5.900%	2/10/2063	5	5
	International Business Machines Corp.	6.220%	8/1/2027	55	56
	International Business Machines Corp.	5.875%	11/29/2032	5	5
	International Business Machines Corp.	4.950%	2/3/2036	100	97
	International Business Machines Corp.	5.600%	11/30/2039	5	5
	International Business Machines Corp.	2.850%	5/15/2040	8	6
	International Business Machines Corp.	4.000%	6/20/2042	5	4
	International Business Machines Corp.	4.250%	5/15/2049	5	4
	Intuit Inc.	5.200%	9/15/2033	5	5
[4]	ION Platform Finance US Inc.	4.625%	5/1/2028	6	6
[4]	ION Platform Finance US Inc.	5.000%	5/1/2028	4	4
[4]	ION Platform Finance US Inc.	5.750%	5/15/2028	2	2
[4]	ION Platform Finance US Inc.	9.500%	5/30/2029	3	3
[4]	ION Platform Finance US Inc.	9.000%	8/1/2029	4	4
[4]	ION Platform Finance US Inc.	7.875%	9/30/2032	2	2
	Jabil Inc.	4.200%	2/1/2029	3	3
	Jabil Inc.	4.750%	2/1/2033	2	2
[4]	KBR Inc.	4.750%	9/30/2028	2	2
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	2	2
[4]	Kioxia Holdings Corp.	6.625%	7/24/2033	5	5
	KLA Corp.	4.650%	7/15/2032	5	5
	KLA Corp.	4.700%	2/1/2034	5	5
	Kyndryl Holdings Inc.	6.350%	2/20/2034	5	5
	Lam Research Corp.	3.125%	6/15/2060	10	6
	Leidos Inc.	2.300%	2/15/2031	5	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leidos Inc.	5.750%	3/15/2033	5	5
	Leidos Inc.	5.000%	3/15/2036	4	4
	Marvell Technology Inc.	5.750%	2/15/2029	5	5
[4]	McAfee Corp.	7.375%	2/15/2030	6	5
	Microchip Technology Inc.	4.900%	3/15/2028	5	5
	Micron Technology Inc.	5.300%	1/15/2031	5	5
	Micron Technology Inc.	2.703%	4/15/2032	5	4
	Micron Technology Inc.	5.800%	1/15/2035	5	5
	Microsoft Corp.	4.500%	10/1/2040	39	37
	Microsoft Corp.	4.450%	11/3/2045	5	4
	Microsoft Corp.	3.700%	8/8/2046	5	4
	Microsoft Corp.	4.250%	2/6/2047	5	4
	Microsoft Corp.	2.525%	6/1/2050	15	9
	Microsoft Corp.	2.500%	9/15/2050	5	3
	Microsoft Corp.	2.921%	3/17/2052	10	6
	Microsoft Corp.	2.675%	6/1/2060	10	6
	Moody's Corp.	3.750%	2/25/2052	5	4
	Motorola Solutions Inc.	4.600%	5/23/2029	5	5
	Motorola Solutions Inc.	2.300%	11/15/2030	5	4
	Motorola Solutions Inc.	5.600%	6/1/2032	5	5
	MSCI Inc.	5.250%	9/1/2035	5	5
[4]	NCR Atleos Corp.	9.500%	4/1/2029	2	2
[4]	NCR Voyix Corp.	5.125%	4/15/2029	3	3
	Nordson Corp.	5.800%	9/15/2033	5	5
	NVIDIA Corp.	1.550%	6/15/2028	5	5
	NVIDIA Corp.	3.500%	4/1/2050	5	4
	NVIDIA Corp.	3.700%	4/1/2060	5	4
	NXP BV	5.550%	12/1/2028	5	5
	NXP BV	4.300%	6/18/2029	5	5
	NXP BV	3.400%	5/1/2030	5	5
	NXP BV	2.650%	2/15/2032	5	4
	NXP BV	3.250%	5/11/2041	5	4
	NXP BV	3.125%	2/15/2042	18	13
[4]	ON Semiconductor Corp.	3.875%	9/1/2028	2	2
[4]	Open Text Corp.	6.900%	12/1/2027	5	5
[4]	Open Text Corp.	3.875%	2/15/2028	3	3
[4]	Open Text Corp.	3.875%	12/1/2029	3	3
[4]	Open Text Holdings Inc.	4.125%	12/1/2031	5	4
	Oracle Corp.	3.250%	11/15/2027	5	5
	Oracle Corp.	4.550%	2/4/2029	5	5
	Oracle Corp.	2.950%	4/1/2030	5	5
	Oracle Corp.	4.450%	9/26/2030	5	5
	Oracle Corp.	4.950%	2/4/2031	13	13
	Oracle Corp.	2.875%	3/25/2031	5	4
	Oracle Corp.	4.800%	9/26/2032	5	5
	Oracle Corp.	6.250%	11/9/2032	5	5
	Oracle Corp.	5.350%	5/4/2033	6	6
	Oracle Corp.	4.300%	7/8/2034	5	4
	Oracle Corp.	4.700%	9/27/2034	5	5
	Oracle Corp.	5.500%	8/3/2035	5	5
	Oracle Corp.	5.200%	9/26/2035	114	107
	Oracle Corp.	5.700%	2/4/2036	8	8
	Oracle Corp.	3.600%	4/1/2040	5	4
	Oracle Corp.	5.375%	7/15/2040	5	4
	Oracle Corp.	3.650%	3/25/2041	10	7
	Oracle Corp.	4.125%	5/15/2045	5	3
	Oracle Corp.	5.875%	9/26/2045	35	30
	Oracle Corp.	6.550%	2/4/2046	8	7
	Oracle Corp.	4.000%	7/15/2046	5	3
	Oracle Corp.	4.000%	11/15/2047	5	3
	Oracle Corp.	3.600%	4/1/2050	5	3
	Oracle Corp.	3.950%	3/25/2051	54	34
	Oracle Corp.	6.900%	11/9/2052	5	5
	Oracle Corp.	5.550%	2/6/2053	5	4
	Oracle Corp.	5.375%	9/27/2054	5	4
	Oracle Corp.	6.000%	8/3/2055	10	8
	Oracle Corp.	5.950%	9/26/2055	5	4
	Oracle Corp.	6.700%	2/4/2056	16	15
	Oracle Corp.	3.850%	4/1/2060	8	5
	Oracle Corp.	4.100%	3/25/2061	6	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	6.125%	8/3/2065	10	8
	Oracle Corp.	6.100%	9/26/2065	5	4
	Oracle Corp.	6.850%	2/4/2066	17	16
[4]	OT Midco Inc.	10.000%	2/15/2030	2	1
[4]	Pagaya US Holdings Co. LLC	8.875%	8/1/2030	3	2
	Paychex Inc.	5.600%	4/15/2035	5	5
[4]	Pitney Bowes Inc.	7.250%	3/15/2029	2	2
[4]	PTC Inc.	4.000%	2/15/2028	2	2
	QUALCOMM Inc.	3.250%	5/20/2027	5	5
	QUALCOMM Inc.	1.650%	5/20/2032	5	4
	QUALCOMM Inc.	5.000%	5/20/2035	5	5
	QUALCOMM Inc.	4.800%	5/20/2045	5	4
	QUALCOMM Inc.	4.300%	5/20/2047	5	4
	Quanta Services Inc.	4.750%	8/9/2027	16	16
	Quanta Services Inc.	2.350%	1/15/2032	5	4
[4]	Rackspace Finance LLC	3.500%	5/15/2028	1	—
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	4	4
	RELX Capital Inc.	5.250%	3/27/2035	5	5
[4]	RingCentral Inc.	8.500%	8/15/2030	10	10
[4]	Rocket Software Inc.	6.500%	2/15/2029	2	2
	Roper Technologies Inc.	4.900%	10/15/2034	5	5
	Roper Technologies Inc.	5.100%	9/15/2035	5	5
	S&P Global Inc.	2.950%	3/1/2029	5	5
	S&P Global Inc.	4.250%	5/1/2029	5	5
	S&P Global Inc.	3.250%	12/1/2049	19	13
	S&P Global Inc.	3.700%	3/1/2052	5	4
	S&P Global Inc.	2.300%	8/15/2060	13	6
[4]	Sabre Financial Borrower LLC	11.125%	6/15/2029	2	2
	Salesforce Inc.	3.700%	4/11/2028	5	5
	Salesforce Inc.	4.900%	9/15/2031	5	5
	Salesforce Inc.	5.550%	3/15/2036	10	10
	Salesforce Inc.	2.700%	7/15/2041	5	3
	Salesforce Inc.	2.900%	7/15/2051	5	3
	Salesforce Inc.	6.550%	3/15/2056	5	5
[4]	Science Applications International Corp.	5.875%	11/1/2033	2	2
[4]	Seagate Data Storage Technology Pte. Ltd.	8.250%	12/15/2029	7	7
[4]	Seagate Data Storage Technology Pte. Ltd.	4.125%	1/15/2031	2	2
[4]	Seagate Data Storage Technology Pte. Ltd.	8.500%	7/15/2031	3	3
[4]	Seagate Data Storage Technology Pte. Ltd.	9.625%	12/1/2032	3	3
[4]	Seagate Data Storage Technology Pte. Ltd.	5.750%	12/1/2034	1	1
[4]	Sensata Technologies BV	4.000%	4/15/2029	2	2
	ServiceNow Inc.	1.400%	9/1/2030	5	4
[1]	SK hynix Inc.	5.500%	1/16/2029	25	26
	Skyworks Solutions Inc.	3.000%	6/1/2031	8	7
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	2	2
[4]	SS&C Technologies Inc.	6.500%	6/1/2032	3	3
[4]	Synaptics Inc.	4.000%	6/15/2029	2	2
	Synopsys Inc.	5.150%	4/1/2035	5	5
	Synopsys Inc.	5.700%	4/1/2055	5	5
	TD SYNNEX Corp.	2.375%	8/9/2028	5	5
	TD SYNNEX Corp.	4.300%	1/17/2029	5	5
	TD SYNNEX Corp.	5.300%	10/10/2035	12	12
	Texas Instruments Inc.	2.900%	11/3/2027	5	5
	Texas Instruments Inc.	4.600%	2/8/2029	5	5
	Texas Instruments Inc.	3.875%	3/15/2039	5	4
	Texas Instruments Inc.	5.000%	3/14/2053	5	4
	TSMC Arizona Corp.	4.125%	4/22/2029	5	5
	TSMC Arizona Corp.	2.500%	10/25/2031	5	5
	TSMC Arizona Corp.	4.250%	4/22/2032	2	2
	TSMC Arizona Corp.	3.125%	10/25/2041	5	4
	TSMC Arizona Corp.	4.500%	4/22/2052	5	5
[1]	TSMC Global Ltd.	1.000%	9/28/2027	5	5
[1]	TSMC Global Ltd.	1.750%	4/23/2028	30	28
[1]	TSMC Global Ltd.	2.250%	4/23/2031	3	3
[4]	TTM Technologies Inc.	4.000%	3/1/2029	3	3
	Twilio Inc.	3.875%	3/15/2031	3	3
[4]	UKG Inc.	6.875%	2/1/2031	7	7
[4]	Unisys Corp.	10.625%	1/15/2031	3	3
	Verisk Analytics Inc.	4.450%	3/15/2031	3	3
	Verisk Analytics Inc.	5.250%	6/5/2034	34	34

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verisk Analytics Inc.	5.250%	3/15/2035	5	5
	Verisk Analytics Inc.	5.125%	3/15/2036	5	5
[4]	Viavi Solutions Inc.	3.750%	10/1/2029	1	1
[4]	Virtusa Corp.	7.125%	12/15/2028	1	1
[4]	VM Consolidated Inc.	5.500%	4/15/2029	2	2
[4]	VT Topco Inc.	8.500%	8/15/2030	2	2
[4]	Williams Scotsman Inc.	6.625%	6/15/2029	2	2
[4]	Williams Scotsman Inc.	6.625%	4/15/2030	2	2
[4]	Williams Scotsman Inc.	7.375%	10/1/2031	2	2
	Workday Inc.	3.500%	4/1/2027	5	5
	Workday Inc.	3.800%	4/1/2032	5	5
[4]	Xerox Corp.	10.250%	10/15/2030	3	2
[4]	Xerox Corp.	13.500%	4/15/2031	2	1
	Xerox Corp.	4.800%	3/1/2035	2	—
[4]	Xerox Holdings Corp.	5.500%	8/15/2028	2	1
[4]	Zebra Technologies Corp.	6.500%	6/1/2032	2	2
[4]	ZoomInfo Technologies LLC	3.875%	2/1/2029	2	2
					2,427
Utilities (2.8%)
[1]	AEP Texas Inc.	3.450%	1/15/2050	5	3
	AEP Texas Inc.	5.250%	5/15/2052	5	4
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	5	4
[1]	AEP Transmission Co. LLC	2.750%	8/15/2051	11	7
[1]	AES Andes SA	6.300%	3/15/2029	10	10
	AES Corp.	5.450%	6/1/2028	18	18
[4]	AES Corp.	3.950%	7/15/2030	9	9
	AES Corp.	2.450%	1/15/2031	8	7
	AES Corp.	5.800%	3/15/2032	5	5
	AES Corp.	7.600%	1/15/2055	2	2
	AES Corp.	6.950%	7/15/2055	3	3
	Alabama Power Co.	3.750%	9/1/2027	5	5
	Alabama Power Co.	6.000%	3/1/2039	5	5
[1]	Alabama Power Co.	3.700%	12/1/2047	5	4
[4]	Alexander Funding Trust II	7.467%	7/31/2028	5	5
	Algonquin Power & Utilities Corp.	4.750%	1/18/2082	3	3
[4]	Alliant Energy Finance LLC	5.400%	6/6/2027	5	5
[4]	Alpha Generation LLC	6.250%	1/15/2034	4	4
[4]	AltaGas Ltd.	7.200%	10/15/2054	3	3
	Ameren Corp.	1.750%	3/15/2028	5	5
	Ameren Corp.	5.000%	1/15/2029	5	5
	Ameren Corp.	5.000%	5/15/2036	5	5
	Ameren Illinois Co.	3.800%	5/15/2028	19	19
	Ameren Illinois Co.	3.700%	12/1/2047	13	10
	Ameren Illinois Co.	5.550%	7/1/2054	5	5
	American Electric Power Co. Inc.	5.625%	3/1/2033	5	5
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	5	5
	American Water Capital Corp.	2.800%	5/1/2030	10	9
	American Water Capital Corp.	5.150%	3/1/2034	18	18
	American Water Capital Corp.	5.250%	3/1/2035	5	5
[3]	American Water Capital Corp.	5.200%	4/1/2036	5	5
	American Water Capital Corp.	4.300%	9/1/2045	7	6
	American Water Capital Corp.	3.450%	5/1/2050	5	3
	American Water Capital Corp.	3.250%	6/1/2051	5	3
	AmeriGas Partners LP	5.750%	5/20/2027	2	2
[4]	AmeriGas Partners LP	9.375%	6/1/2028	2	2
[4]	AmeriGas Partners LP	9.500%	6/1/2030	2	2
[4]	APA Infrastructure Ltd.	5.125%	9/16/2034	50	49
[4]	APA Infrastructure Ltd.	5.000%	3/23/2035	5	5
[1]	Appalachian Power Co.	3.700%	5/1/2050	5	4
	Arizona Public Service Co.	2.950%	9/15/2027	5	5
	Arizona Public Service Co.	5.700%	8/15/2034	5	5
	Arizona Public Service Co.	3.350%	5/15/2050	5	3
	Atmos Energy Corp.	3.000%	6/15/2027	5	5
	Atmos Energy Corp.	5.900%	11/15/2033	17	18
	Atmos Energy Corp.	4.125%	10/15/2044	10	8
	Atmos Energy Corp.	4.300%	10/1/2048	5	4
	Atmos Energy Corp.	5.750%	10/15/2052	18	18
	Atmos Energy Corp.	5.450%	1/15/2056	5	5
	Avista Corp.	4.000%	4/1/2052	20	15

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Axia Energia	4.625%	2/4/2030	10	10
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	5	5
[4]	Basin Electric Power Cooperative	4.750%	4/26/2047	5	4
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	5	5
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	5	4
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	5	3
	Black Hills Corp.	4.550%	1/31/2031	5	5
	Black Hills Corp.	3.875%	10/15/2049	5	4
[4]	Boston Gas Co.	3.150%	8/1/2027	50	49
[4]	Boston Gas Co.	5.843%	1/10/2035	5	5
[4]	Brooklyn Union Gas Co.	4.632%	8/5/2027	57	57
[4]	Brooklyn Union Gas Co.	3.865%	3/4/2029	5	5
[4]	Brooklyn Union Gas Co.	6.388%	9/15/2033	5	5
[1]	Buffalo Energy Mexico Holdings	7.875%	2/15/2039	8	8
[4]	California Buyer Ltd.	6.375%	2/15/2032	4	4
[4]	Capital Power US Holdings Inc.	5.257%	6/1/2028	5	5
[4]	Capital Power US Holdings Inc.	6.189%	6/1/2035	5	5
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	5	5
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	3	3
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	5	4
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	53	55
	CenterPoint Energy Inc.	5.950%	4/1/2056	5	5
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	13	11
[1]	Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2039	10	10
[4]	Clearway Energy Operating LLC	3.750%	2/15/2031	3	3
[4]	Clearway Energy Operating LLC	3.750%	1/15/2032	2	2
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	5	4
[4]	Cleveland Electric Illuminating Co.	3.500%	4/1/2028	7	7
	CMS Energy Corp.	3.750%	12/1/2050	5	5
[1]	Colbun SA	3.150%	1/19/2032	10	9
	Commonwealth Edison Co.	2.200%	3/1/2030	5	5
	Commonwealth Edison Co.	3.800%	10/1/2042	8	6
	Commonwealth Edison Co.	3.650%	6/15/2046	5	4
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	5	4
	Commonwealth Edison Co.	4.000%	3/1/2048	5	4
	Connecticut Light & Power Co.	4.000%	4/1/2048	5	4
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	5	5
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	5	6
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	5	4
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	5	4
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	5	5
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	10	7
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	5	3
[4]	Constellation Energy Generation LLC	4.625%	2/1/2029	4	4
	Constellation Energy Generation LLC	4.400%	1/15/2031	2	2
[4]	Constellation Energy Generation LLC	5.000%	2/1/2031	3	3
[4]	Constellation Energy Generation LLC	3.750%	3/1/2031	2	2
	Constellation Energy Generation LLC	6.250%	10/1/2039	5	5
	Constellation Energy Generation LLC	5.600%	6/15/2042	5	5
	Consumers Energy Co.	4.650%	3/1/2028	5	5
	Consumers Energy Co.	4.900%	2/15/2029	9	9
	Consumers Energy Co.	5.050%	5/15/2035	5	5
	Consumers Energy Co.	4.350%	4/15/2049	5	4
[4]	ContourGlobal Power Holdings SA	6.750%	2/28/2030	2	2
	Delmarva Power & Light Co.	4.150%	5/15/2045	26	21
[1]	Dominion Energy Inc.	3.375%	4/1/2030	5	5
	Dominion Energy Inc.	5.000%	6/15/2030	5	5
[1]	Dominion Energy Inc.	3.300%	4/15/2041	6	4
[1]	Dominion Energy Inc.	4.850%	8/15/2052	5	4
[1]	Dominion Energy Inc.	6.875%	2/1/2055	5	5
	Dominion Energy Inc.	6.200%	2/15/2056	10	10
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	5	5
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	18	19
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	10	9
	DPL LLC	4.350%	4/15/2029	3	3
	DTE Electric Co.	5.250%	5/15/2035	18	18
[1]	DTE Electric Co.	4.850%	3/1/2036	3	3
	DTE Electric Co.	3.700%	3/15/2045	5	4
	DTE Electric Co.	5.400%	4/1/2053	5	5
[1]	DTE Electric Co.	5.550%	3/1/2056	4	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Energy Co.	4.950%	7/1/2027	5	5
	DTE Energy Co.	4.875%	6/1/2028	5	5
	DTE Energy Co.	5.100%	3/1/2029	5	5
[1]	DTE Energy Co.	3.400%	6/15/2029	5	5
	DTE Energy Co.	5.200%	4/1/2030	5	5
	Duke Energy Carolinas LLC	2.850%	3/15/2032	5	5
	Duke Energy Carolinas LLC	4.950%	1/15/2033	5	5
	Duke Energy Carolinas LLC	5.300%	2/15/2040	5	5
	Duke Energy Carolinas LLC	4.250%	12/15/2041	13	11
	Duke Energy Carolinas LLC	3.750%	6/1/2045	5	4
	Duke Energy Carolinas LLC	3.200%	8/15/2049	161	108
	Duke Energy Corp.	3.150%	8/15/2027	5	5
	Duke Energy Corp.	3.400%	6/15/2029	5	5
	Duke Energy Corp.	2.550%	6/15/2031	5	4
	Duke Energy Corp.	4.950%	9/15/2035	5	5
	Duke Energy Corp.	3.750%	9/1/2046	5	4
	Duke Energy Corp.	5.000%	8/15/2052	5	4
	Duke Energy Florida LLC	3.800%	7/15/2028	5	5
	Duke Energy Florida LLC	6.400%	6/15/2038	5	5
	Duke Energy Florida LLC	5.650%	4/1/2040	5	5
	Duke Energy Florida LLC	3.850%	11/15/2042	18	14
	Duke Energy Florida LLC	3.000%	12/15/2051	9	6
	Duke Energy Florida LLC	5.950%	11/15/2052	15	15
[1]	Duke Energy Florida Project Finance LLC	2.858%	3/1/2033	15	14
[1]	Duke Energy Indiana LLC	4.950%	3/15/2036	2	2
	Duke Energy Indiana LLC	6.450%	4/1/2039	5	5
	Duke Energy Ohio Inc.	4.300%	2/1/2049	5	4
	Duke Energy Progress LLC	6.300%	4/1/2038	8	9
	Duke Energy Progress LLC	4.150%	12/1/2044	4	3
	Duke Energy Progress LLC	4.200%	8/15/2045	5	4
	Duke Energy Progress LLC	5.550%	3/15/2055	54	52
[4]	Duquesne Light Holdings Inc.	3.616%	8/1/2027	5	5
[4]	East Ohio Gas Co.	2.000%	6/15/2030	5	4
[4]	East Ohio Gas Co.	3.000%	6/15/2050	5	3
	Edison International	5.450%	6/15/2029	5	5
	Edison International	4.800%	3/15/2031	5	5
	Edison International	7.875%	6/15/2054	3	3
	Emera US Finance LP	4.750%	6/15/2046	5	4
[4]	ENEL Finance International NV	3.625%	5/25/2027	58	57
[4]	ENEL Finance International NV	5.500%	6/26/2034	25	25
[4]	Engie SA	5.625%	4/10/2034	8	8
	Entergy Arkansas LLC	5.150%	1/15/2033	5	5
	Entergy Arkansas LLC	5.450%	6/1/2034	5	5
	Entergy Arkansas LLC	4.950%	1/15/2036	2	2
	Entergy Arkansas LLC	5.750%	1/15/2056	2	2
	Entergy Corp.	2.800%	6/15/2030	5	5
	Entergy Corp.	2.400%	6/15/2031	5	4
	Entergy Corp.	3.750%	6/15/2050	5	3
	Entergy Louisiana LLC	3.050%	6/1/2031	5	5
	Entergy Louisiana LLC	4.000%	3/15/2033	5	5
	Entergy Louisiana LLC	5.350%	3/15/2034	5	5
	Entergy Louisiana LLC	4.900%	4/15/2036	3	3
	Entergy Louisiana LLC	4.200%	9/1/2048	5	4
	Entergy Louisiana LLC	5.650%	4/15/2056	5	5
	Entergy Mississippi LLC	2.850%	6/1/2028	5	5
	Entergy Mississippi LLC	5.000%	9/1/2033	5	5
	Entergy Mississippi LLC	5.050%	4/15/2036	2	2
	Entergy Mississippi LLC	3.850%	6/1/2049	5	4
	Entergy Texas Inc.	3.550%	9/30/2049	5	3
	Entergy Texas Inc.	5.000%	9/15/2052	13	11
	Essential Utilities Inc.	4.800%	8/15/2027	26	26
	Essential Utilities Inc.	3.566%	5/1/2029	6	6
	Essential Utilities Inc.	5.375%	1/15/2034	5	5
	Essential Utilities Inc.	5.300%	5/1/2052	3	3
	EUSHI Finance Inc.	7.625%	12/15/2054	3	3
	EUSHI Finance Inc.	6.250%	4/1/2056	2	2
	Evergy Inc.	4.250%	3/15/2029	3	3
	Evergy Kansas Central Inc.	4.125%	3/1/2042	5	4
	Evergy Metro Inc.	5.300%	10/1/2041	5	5
[4]	Evergy Missouri West Inc.	5.150%	12/15/2027	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.125%	5/15/2033	5	5
	Eversource Energy	5.950%	7/15/2034	5	5
[1]	Eversource Energy	6.100%	8/15/2056	3	3
	Exelon Corp.	5.125%	3/15/2031	5	5
	Exelon Corp.	5.300%	3/15/2033	5	5
	Exelon Corp.	4.950%	3/15/2036	4	4
	Exelon Corp.	5.600%	3/15/2053	5	5
[4]	Ferrellgas LP	5.875%	4/1/2029	2	2
[4]	Ferrellgas LP	9.250%	1/15/2031	3	3
[1]	FirstEnergy Corp.	3.400%	3/1/2050	5	3
[4]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	5	5
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	10	10
	FirstEnergy Transmission LLC	4.550%	1/15/2030	5	5
	Florida Power & Light Co.	4.625%	5/15/2030	5	5
	Florida Power & Light Co.	2.450%	2/3/2032	5	4
	Florida Power & Light Co.	5.300%	6/15/2034	5	5
	Florida Power & Light Co.	4.700%	2/15/2036	8	8
	Florida Power & Light Co.	5.690%	3/1/2040	5	5
	Florida Power & Light Co.	3.150%	10/1/2049	5	3
	Florida Power & Light Co.	2.875%	12/4/2051	5	3
	Florida Power & Light Co.	5.700%	3/15/2055	5	5
[1]	Georgia Power Co.	3.250%	3/15/2051	5	3
	Georgia Power Co.	5.125%	5/15/2052	5	5
[1]	Greenko Power II Ltd.	4.300%	12/13/2028	30	29
[4]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	2	2
	Iberdrola International BV	6.750%	7/15/2036	5	6
	Idaho Power Co.	4.850%	3/1/2036	3	3
[1]	Idaho Power Co.	4.200%	3/1/2048	5	4
	Indiana Michigan Power Co.	4.250%	8/15/2048	5	4
[4]	Indianapolis Power & Light Co.	5.650%	12/1/2032	5	5
[1]	Infraestructura Energetica Nova SAPI de CV	4.750%	1/15/2051	15	11
	Interstate Power & Light Co.	4.100%	9/26/2028	5	5
	Interstate Power & Light Co.	3.600%	4/1/2029	5	5
	Interstate Power & Light Co.	2.300%	6/1/2030	5	5
	IPALCO Enterprises Inc.	4.250%	5/1/2030	5	5
[4]	ITC Holdings Corp.	5.650%	5/9/2034	5	5
[4]	Jersey Central Power & Light Co.	4.400%	1/15/2031	5	5
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	4	4
[1]	Kallpa Generacion SA	5.500%	9/11/2035	15	15
	Kentucky Utilities Co.	4.375%	10/1/2045	5	4
	Kentucky Utilities Co.	3.300%	6/1/2050	5	3
[4]	KeySpan Gas East Corp.	5.994%	3/6/2033	5	5
[4]	Leeward Renewable Energy Operations LLC	4.250%	7/1/2029	2	2
[4]	Liberty Utilities Co.	5.577%	1/31/2029	5	5
[4]	Lightning Power LLC	7.250%	8/15/2032	4	4
[4]	Long Ridge Energy LLC	8.750%	2/15/2032	3	3
[1]	Louisville Gas & Electric Co.	5.450%	4/15/2033	5	5
[4]	Massachusetts Electric Co.	5.900%	11/15/2039	5	5
[4]	Massachusetts Electric Co.	4.004%	8/15/2046	7	5
	MidAmerican Energy Co.	3.650%	4/15/2029	5	5
	MidAmerican Energy Co.	2.700%	8/1/2052	10	6
	MidAmerican Energy Co.	5.850%	9/15/2054	5	5
	Mississippi Power Co.	3.950%	3/30/2028	5	5
[4]	Narragansett Electric Co.	3.395%	4/9/2030	5	5
	National Fuel Gas Co.	2.950%	3/1/2031	5	5
	National Grid plc	5.418%	1/11/2034	5	5
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	5	5
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	4	4
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	5	5
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	50	43
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	5	4
[1]	Nevada Power Co.	3.700%	5/1/2029	5	5
[1]	Nevada Power Co.	6.750%	7/1/2037	12	13
[4]	New York State Electric & Gas Corp.	5.850%	8/15/2033	5	5
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	55	55
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	5	5
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	5	5
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	5	5
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	5	5
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	5	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	96	99
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	5	5
[1]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	5	5
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	5	5
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	5	5
[4]	Niagara Mohawk Power Corp.	5.664%	1/17/2054	5	5
[4]	Niagara Mohawk Power Corp.	5.996%	7/3/2055	5	5
	NiSource Inc.	5.250%	3/30/2028	10	10
	NiSource Inc.	2.950%	9/1/2029	5	5
	NiSource Inc.	4.375%	5/15/2047	5	4
	NiSource Inc.	5.850%	4/1/2055	5	5
	NiSource Inc.	5.750%	7/15/2056	8	8
	Northern States Power Co.	4.850%	5/15/2036	3	3
	Northern States Power Co.	5.100%	5/15/2053	5	5
	Northern States Power Co.	5.400%	3/15/2054	5	5
[4]	NRG Energy Inc.	5.250%	6/15/2029	3	3
[4]	NRG Energy Inc.	5.750%	7/15/2029	3	3
[4]	NRG Energy Inc.	3.625%	2/15/2031	8	7
[4]	NRG Energy Inc.	3.875%	2/15/2032	4	4
[4]	NRG Energy Inc.	7.000%	3/15/2033	5	5
[4]	NRG Energy Inc.	5.750%	1/15/2034	4	4
[4]	NRG Energy Inc.	6.000%	1/15/2036	9	9
	NSTAR Electric Co.	4.550%	6/1/2052	5	4
	Oglethorpe Power Corp.	4.500%	4/1/2047	5	4
	Oglethorpe Power Corp.	6.200%	12/1/2053	62	63
	Oglethorpe Power Corp.	5.800%	6/1/2054	5	5
	Ohio Power Co.	4.000%	6/1/2049	5	4
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	5	5
[3]	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	5	5
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	5	5
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	10	8
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	100	75
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	5	3
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	5	4
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	5	5
[4]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	4	4
	ONE Gas Inc.	4.500%	11/1/2048	5	4
	Pacific Gas & Electric Co.	2.100%	8/1/2027	5	5
	Pacific Gas & Electric Co.	3.000%	6/15/2028	5	5
	Pacific Gas & Electric Co.	3.750%	7/1/2028	5	5
	Pacific Gas & Electric Co.	6.100%	1/15/2029	5	5
	Pacific Gas & Electric Co.	4.200%	3/1/2029	5	5
	Pacific Gas & Electric Co.	4.550%	7/1/2030	5	5
	Pacific Gas & Electric Co.	2.500%	2/1/2031	5	4
	Pacific Gas & Electric Co.	3.250%	6/1/2031	5	5
	Pacific Gas & Electric Co.	5.800%	5/15/2034	5	5
	Pacific Gas & Electric Co.	5.700%	3/1/2035	5	5
	Pacific Gas & Electric Co.	5.200%	5/1/2036	2	2
	Pacific Gas & Electric Co.	4.500%	7/1/2040	5	4
	Pacific Gas & Electric Co.	3.300%	8/1/2040	5	4
	Pacific Gas & Electric Co.	4.950%	7/1/2050	5	4
	Pacific Gas & Electric Co.	3.500%	8/1/2050	5	3
	Pacific Gas & Electric Co.	6.750%	1/15/2053	5	5
	Pacific Gas & Electric Co.	6.000%	5/1/2056	4	4
	PacifiCorp	5.450%	2/15/2034	5	5
	PacifiCorp	6.250%	10/15/2037	5	5
	PacifiCorp	2.900%	6/15/2052	5	3
	PacifiCorp	5.800%	1/15/2055	5	5
	PacifiCorp	7.375%	9/15/2055	3	3
[4]	Pattern Energy Operations LP	4.500%	8/15/2028	2	2
	PECO Energy Co.	5.650%	9/15/2055	5	5
	PG&E Corp.	5.000%	7/1/2028	11	11
	PG&E Corp.	5.250%	7/1/2030	2	2
	PG&E Corp.	7.375%	3/15/2055	4	4
	PG&E Corp.	6.850%	9/15/2056	3	3
[1]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	30	29
[1]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	20	19
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	5	5
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	5	4
	Potomac Electric Power Co.	4.150%	3/15/2043	24	20

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Capital Funding Inc.	4.125%	4/15/2030	5	5
	PPL Electric Utilities Corp.	3.950%	6/1/2047	10	8
	PPL Electric Utilities Corp.	3.000%	10/1/2049	9	6
	Progress Energy Inc.	7.750%	3/1/2031	5	6
[1]	Promigas SA ESP	3.750%	10/16/2029	2	2
[4]	PSEG Power LLC	5.200%	5/15/2030	5	5
	Public Service Co. of Colorado	4.150%	3/13/2029	4	4
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	41	36
	Public Service Co. of Colorado	1.875%	6/15/2031	5	4
	Public Service Co. of Colorado	5.350%	5/15/2034	5	5
	Public Service Co. of Colorado	5.150%	9/15/2035	5	5
[1]	Public Service Co. of Colorado	6.250%	9/1/2037	5	5
	Public Service Co. of Colorado	3.600%	9/15/2042	17	13
	Public Service Co. of New Hampshire	5.350%	10/1/2033	5	5
	Public Service Co. of Oklahoma	5.200%	1/15/2035	5	5
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	5	5
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	5	5
[1]	Public Service Electric & Gas Co.	4.200%	1/1/2031	3	3
[1]	Public Service Electric & Gas Co.	1.900%	8/15/2031	5	4
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	5	4
[1]	Public Service Electric & Gas Co.	2.700%	5/1/2050	5	3
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2055	5	5
[1]	Public Service Electric & Gas Co.	5.625%	1/1/2056	4	4
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	5	5
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	5	4
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	50	51
	Puget Energy Inc.	4.100%	6/15/2030	5	5
[4]	Puget Energy Inc.	7.250%	9/15/2056	2	2
	Puget Sound Energy Inc.	5.598%	9/15/2055	5	5
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	5	5
	San Diego Gas & Electric Co.	5.350%	4/1/2053	5	5
[1]	San Diego Gas & Electric Co.	5.950%	3/15/2056	5	5
	SCE Recovery Funding LLC	5.341%	3/15/2045	5	5
	Sempra	3.400%	2/1/2028	5	5
	Sempra	5.250%	3/15/2036	6	6
	Sempra	4.000%	2/1/2048	5	4
	Sempra	6.875%	10/1/2054	5	5
	Sempra	6.375%	4/1/2056	5	5
	Sierra Pacific Power Co.	6.200%	12/15/2055	10	10
	Sierra Pacific Power Co.	6.375%	9/15/2056	5	5
	South Jersey Industries Inc.	5.020%	4/15/2031	1	1
	Southern California Edison Co.	5.850%	11/1/2027	10	10
	Southern California Edison Co.	4.800%	3/15/2033	10	10
[1]	Southern California Edison Co.	5.950%	2/1/2038	5	5
[1]	Southern California Edison Co.	3.600%	2/1/2045	15	11
	Southern California Edison Co.	4.000%	4/1/2047	5	4
[1]	Southern California Edison Co.	4.125%	3/1/2048	5	4
	Southern California Edison Co.	3.650%	2/1/2050	5	3
	Southern California Edison Co.	5.875%	12/1/2053	5	5
[1]	Southern California Gas Co.	2.550%	2/1/2030	11	10
	Southern California Gas Co.	6.000%	6/15/2055	5	5
	Southern Co.	5.700%	3/15/2034	5	5
	Southern Co.	4.850%	3/15/2035	5	5
	Southern Co.	4.250%	7/1/2036	12	11
[1]	Southern Co.	6.375%	3/15/2055	5	5
	Southern Co.	6.000%	4/1/2058	5	5
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	8	8
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	10	10
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	5	5
[1]	Southern Power Co.	4.250%	10/1/2030	5	5
[1]	Southern Power Co.	4.900%	10/1/2035	5	5
	Southwest Gas Corp.	4.050%	3/15/2032	13	12
	Southwestern Electric Power Co.	5.200%	4/1/2036	8	8
[1]	Southwestern Electric Power Co.	3.850%	2/1/2048	5	4
	Southwestern Electric Power Co.	3.250%	11/1/2051	14	9
	Southwestern Public Service Co.	3.700%	8/15/2047	5	4
[4]	Suburban Propane Partners LP	5.000%	6/1/2031	2	2
[4]	Suburban Propane Partners LP	6.500%	12/15/2035	3	3
[4]	Superior Plus LP	4.500%	3/15/2029	2	2
[4]	Talen Energy Supply LLC	8.625%	6/1/2030	4	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Talen Energy Supply LLC	6.250%	2/1/2034	8	8
[4]	Talen Energy Supply LLC	6.500%	2/1/2036	2	2
	Tampa Electric Co.	5.150%	3/1/2035	5	5
[4]	TerraForm Power Operating LLC	5.000%	1/31/2028	5	5
[4]	TerraForm Power Operating LLC	4.750%	1/15/2030	2	2
[4]	Topaz Solar Farms LLC	5.750%	9/30/2039	8	8
	TransAlta Corp.	6.500%	3/15/2040	2	2
	Tucson Electric Power Co.	3.250%	5/15/2032	5	5
[4]	TXNM Energy Inc.	7.000%	7/31/2056	7	7
	Union Electric Co.	3.500%	3/15/2029	10	10
	Union Electric Co.	5.250%	4/15/2035	5	5
	Union Electric Co.	4.800%	3/15/2036	2	2
	Union Electric Co.	3.250%	10/1/2049	15	10
	Union Electric Co.	3.900%	4/1/2052	5	4
	Union Electric Co.	5.250%	1/15/2054	10	9
	Union Electric Co.	5.550%	3/15/2056	4	4
	United Utilities plc	6.875%	8/15/2028	5	5
	Virginia Electric & Power Co.	4.950%	3/15/2036	5	5
	Virginia Electric & Power Co.	8.875%	11/15/2038	5	6
	Virginia Electric & Power Co.	4.600%	12/1/2048	5	4
	Virginia Electric & Power Co.	5.450%	4/1/2053	5	5
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	5	5
	Virginia Electric & Power Co.	5.700%	3/15/2056	5	5
[4]	Vistra Operations Co. LLC	4.375%	5/1/2029	2	2
[4]	Vistra Operations Co. LLC	7.750%	10/15/2031	16	17
[4]	Vistra Operations Co. LLC	6.875%	4/15/2032	2	2
[4]	Vistra Operations Co. LLC	5.700%	12/30/2034	5	5
[4]	Vistra Operations Co. LLC	5.350%	1/31/2036	6	6
[4]	VoltaGrid LLC	7.375%	11/1/2030	7	7
	WEC Energy Group Inc.	4.750%	1/15/2028	5	5
	Wisconsin Electric Power Co.	5.625%	5/15/2033	5	5
	Wisconsin Electric Power Co.	5.650%	3/15/2056	3	3
	Wisconsin Power & Light Co.	5.375%	3/30/2034	5	5
	Wisconsin Power & Light Co.	3.650%	4/1/2050	5	3
	Wisconsin Public Service Corp.	4.550%	12/1/2029	5	5
	Wisconsin Public Service Corp.	4.250%	1/15/2031	1	1
	Xcel Energy Inc.	3.400%	6/1/2030	5	5
	Xcel Energy Inc.	4.600%	6/1/2032	5	5
	Xcel Energy Inc.	5.500%	3/15/2034	5	5
	Xcel Energy Inc.	5.750%	12/3/2056	2	2
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	7	7
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	3	3
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	2	2
[4]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	2	2
[4]	XPLR Infrastructure Operating Partners LP	7.750%	4/15/2034	3	3
					3,246
Total Corporate Bonds (Cost $36,778)					36,108
Sovereign Bonds (7.4%)
[1,4]	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/2036	25	27
	African Development Bank	3.875%	6/12/2028	50	50
	African Development Bank	3.625%	3/3/2031	4	4
[1,4]	Airport Authority Hong Kong	4.750%	7/15/2028	10	10
[1,4]	Airport Authority Hong Kong	4.875%	7/15/2030	10	10
[1,4]	Airport Authority Hong Kong	5.125%	1/15/2035	8	8
[1,4]	Airport Authority Hong Kong	3.500%	1/12/2062	8	6
[1]	Arab Republic of Egypt	6.875%	4/30/2040	100	83
[1]	Argentine Republic	1.000%	7/9/2029	62	54
	Argentine Republic	1.000%	7/9/2029	21	13
[1]	Argentine Republic	0.750%	7/9/2030	22	18
	Argentine Republic	0.750%	7/9/2030	29	17
[1]	Argentine Republic	4.125%	7/9/2035	64	46
	Argentine Republic	4.125%	7/9/2035	15	11
[1]	Argentine Republic	5.000%	1/9/2038	25	19
	Argentine Republic	5.000%	1/9/2038	32	24
[1]	Argentine Republic	3.500%	7/9/2041	23	15
[1]	Argentine Republic	4.125%	7/9/2046	7	4
[1]	Asian Development Bank	3.125%	8/20/2027	50	50
[1]	Asian Development Bank	4.375%	1/14/2028	50	50

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Asian Development Bank	3.750%	4/25/2028	50	50
[1]	Asian Development Bank	4.500%	8/25/2028	25	25
[1]	Asian Development Bank	4.125%	5/30/2030	50	50
	Asian Development Bank	4.375%	3/22/2035	25	25
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	50	50
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	7	7
[1,4]	Bank of England Euro Note	3.500%	2/18/2029	200	198
[1]	Bermuda	4.750%	2/15/2029	10	10
[1,4]	BNG Bank NV	4.750%	2/1/2030	200	205
[1]	Bolivia Government Bond	4.500%	3/20/2028	15	14
[1]	Bolivia Government Bond	7.500%	3/2/2030	11	10
[1]	Bonos Para La Reconstruccion De Una Argentina Libre	5.000%	10/31/2027	23	23
	Canadian Government Bond	4.000%	3/18/2030	50	50
[1,7]	Chile Electricity Lux MPC Sarl	6.010%	1/20/2033	17	18
[1]	Comision Federal de Electricidad	4.688%	5/15/2029	5	5
[1]	Comision Federal de Electricidad	3.348%	2/9/2031	6	5
[1]	Comision Federal de Electricidad	3.875%	7/26/2033	22	19
[1]	Comision Federal de Electricidad	5.750%	2/14/2042	2	2
[1]	Comision Federal de Electricidad	6.125%	6/16/2045	2	2
[1]	Comision Federal de Electricidad	4.677%	2/9/2051	2	1
[1]	Comision Federal de Electricidad	6.264%	2/15/2052	11	10
[1]	Commonwealth of the Bahamas	8.950%	10/15/2032	5	5
	Corp. Andina de Fomento	4.625%	1/15/2036	64	63
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	10	10
[1]	Corp. Nacional del Cobre de Chile	3.150%	1/14/2030	20	19
[1]	Corp. Nacional del Cobre de Chile	3.750%	1/15/2031	14	13
[1,4]	Corp. Nacional del Cobre de Chile	6.150%	10/24/2036	20	21
[1]	Corp. Nacional del Cobre de Chile	3.150%	1/15/2051	19	12
[1,4]	Corp. Nacional del Cobre de Chile	6.300%	9/8/2053	10	10
	Council of Europe Development Bank	3.750%	1/14/2031	12	12
[1]	Dominican Republic	6.000%	7/19/2028	18	18
[1]	Dominican Republic	4.875%	9/23/2032	17	16
[1]	Dominican Republic	6.000%	2/22/2033	10	10
[1]	Dominican Republic	6.950%	3/15/2037	10	10
[1]	Dominican Republic	6.850%	1/27/2045	5	5
[1]	Dominican Republic	5.875%	1/30/2060	10	8
	Ecopetrol SA	8.625%	1/19/2029	2	2
	Ecopetrol SA	6.875%	4/29/2030	6	6
	Ecopetrol SA	4.625%	11/2/2031	4	4
	Ecopetrol SA	7.750%	2/1/2032	3	3
	Ecopetrol SA	8.875%	1/13/2033	7	7
	Ecopetrol SA	8.375%	1/19/2036	6	6
	Ecopetrol SA	7.375%	9/18/2043	3	3
	Ecopetrol SA	5.875%	5/28/2045	6	4
	Ecopetrol SA	5.875%	11/2/2051	1	1
[1,4]	Electricite de France SA	6.950%	1/26/2039	50	56
[1]	Emirate of Abu Dhabi United Arab Emirates	1.625%	6/2/2028	275	259
[1]	Empresa de Transmision Electrica SA	5.125%	5/2/2049	15	12
[1]	Empresas Publicas de Medellin ESP	4.250%	7/18/2029	2	2
	Equinor ASA	3.125%	4/6/2030	50	48
	Equinor ASA	4.750%	11/14/2035	25	25
	European Investment Bank	3.875%	3/15/2028	50	50
	European Investment Bank	4.000%	2/15/2029	50	50
	European Investment Bank	1.750%	3/15/2029	50	47
	European Investment Bank	4.500%	3/14/2030	50	51
	European Investment Bank	3.625%	7/15/2030	50	49
	European Investment Bank	4.250%	8/16/2032	50	50
	European Investment Bank	4.250%	2/8/2036	13	13
[8]	Export Development Canada	4.125%	2/13/2029	50	50
[1]	Export-Import Bank of India	3.250%	1/15/2030	55	52
[1]	Export-Import Bank of India	2.250%	1/13/2031	5	4
	Export-Import Bank of Korea	2.375%	4/21/2027	64	63
	Export-Import Bank of Korea	1.375%	2/9/2031	10	9
	Export-Import Bank of Korea	5.125%	1/11/2033	60	62
	Export-Import Bank of Korea	5.125%	9/18/2033	10	10
[1,4]	Federal Republic of Nigeria	8.631%	1/13/2036	25	26
[1,4]	Federal Republic of Nigeria	9.130%	1/13/2046	10	10
	Federative Republic of Brazil	10.125%	5/15/2027	25	27
[1]	Federative Republic of Brazil	4.500%	5/30/2029	43	43
	Federative Republic of Brazil	3.875%	6/12/2030	20	19

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federative Republic of Brazil	6.250%	3/18/2031	10	10
	Federative Republic of Brazil	6.125%	1/22/2032	12	12
	Federative Republic of Brazil	8.250%	1/20/2034	10	11
	Federative Republic of Brazil	6.625%	3/15/2035	15	15
	Federative Republic of Brazil	5.000%	1/27/2045	10	8
	Federative Republic of Brazil	7.125%	5/13/2054	2	2
	Federative Republic of Brazil	7.250%	1/12/2056	20	20
[1]	Grupo Energia Bogota SA ESP	4.875%	5/15/2030	5	5
[1,4]	Hong Kong Government International Bond	4.500%	1/11/2028	12	12
[1,4]	Hong Kong Government International Bond	4.125%	6/10/2030	10	10
[1,4]	Hong Kong Government International Bond	2.375%	2/2/2051	15	10
	Inter-American Development Bank	2.250%	6/18/2029	50	48
	Inter-American Development Bank	4.500%	2/15/2030	50	51
[1]	Inter-American Development Bank	1.125%	1/13/2031	50	44
	Inter-American Development Bank	4.125%	1/23/2036	12	12
	International Bank for Reconstruction & Development	3.500%	7/12/2028	50	50
	International Bank for Reconstruction & Development	4.125%	3/20/2030	50	50
	International Bank for Reconstruction & Development	3.500%	10/28/2030	50	49
	International Bank for Reconstruction & Development	4.750%	11/14/2033	50	52
	International Bank for Reconstruction & Development	4.375%	8/27/2035	50	50
[1,4]	International Development Association	4.375%	6/11/2029	50	51
[1,4]	International Development Association	3.875%	9/17/2032	50	49
[1]	International Finance Corp.	4.500%	1/21/2028	50	51
	Jamaica Government Bond	8.000%	3/15/2039	8	9
[9]	Japan Bank for International Cooperation	1.250%	1/21/2031	200	175
[10]	KFW	3.000%	5/20/2027	50	50
[10]	KFW	4.000%	3/15/2029	50	50
[10]	KFW	3.500%	5/15/2029	51	50
[10]	KFW	3.750%	3/14/2031	40	40
[10]	KFW	4.375%	2/28/2034	50	50
[1]	Kingdom of Saudi Arabia	4.375%	4/16/2029	270	267
	Korea Development Bank	1.375%	4/25/2027	20	19
	Korea Development Bank	5.625%	10/23/2033	20	21
[1]	Korea Gas Corp.	3.125%	7/20/2027	8	8
[1]	Korea National Oil Corp.	1.625%	10/5/2030	17	15
[1]	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.375%	10/12/2028	50	47
[1,10]	Landwirtschaftliche Rentenbank	1.000%	2/25/2028	50	47
[1,10]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	50	50
[1,6]	Lebanon Government Bond	6.850%	3/23/2027	33	8
[1,6]	Lebanon Government Bond	6.750%	11/29/2027	2	—
[1,6]	Lebanon Government Bond	6.650%	11/3/2028	2	—
[1,6]	Lebanon Government Bond	6.850%	5/25/2029	2	—
[1,6]	Lebanon Government Bond	6.650%	2/26/2030	2	—
[1,6]	Lebanon Government Bond	7.000%	3/23/2032	85	21
[1,6]	Lebanon Government Bond	7.050%	11/2/2035	1	—
[1,6]	Lebanon Government Bond	7.250%	3/23/2037	1	—
[1]	MTR Corp. Ltd.	1.625%	8/19/2030	200	181
[1]	New Development Bank	4.375%	3/31/2028	200	201
[1,11]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	50	50
[11]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	20	20
[1]	Oriental Republic of Uruguay	4.375%	1/23/2031	22	22
[1]	Oriental Republic of Uruguay	5.750%	10/28/2034	10	10
[1]	Oriental Republic of Uruguay	4.125%	11/20/2045	3	3
[1]	Oriental Republic of Uruguay	5.100%	6/18/2050	15	14
[1]	Oriental Republic of Uruguay	5.250%	9/10/2060	20	18
[1]	Paraguay Government Bond	6.000%	2/9/2036	9	9
[1]	People's Republic of China	4.250%	11/20/2029	20	20
[1]	Pertamina Persero PT	3.100%	8/27/2030	10	9
[1]	Pertamina Persero PT	2.300%	2/9/2031	20	18
[1]	Pertamina Persero PT	6.000%	5/3/2042	10	10
[1]	Pertamina Persero PT	4.150%	2/25/2060	3	2
[1]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	26	26
[1]	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/2051	6	4
[1]	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/2054	200	190
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.375%	1/25/2029	10	10
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/2030	20	18
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	10/24/2042	5	4
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	6.250%	1/25/2049	20	19
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875%	7/17/2049	5	4
[1]	Petroleos del Peru SA	4.750%	6/19/2032	5	4

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Petroleos del Peru SA	5.625%	6/19/2047	8	6
	Petroleos Mexicanos	6.500%	3/13/2027	20	20
	Petroleos Mexicanos	5.350%	2/12/2028	15	15
	Petroleos Mexicanos	6.500%	1/23/2029	46	46
	Petroleos Mexicanos	5.950%	1/28/2031	10	10
	Petroleos Mexicanos	6.700%	2/16/2032	18	18
	Petroleos Mexicanos	10.000%	2/7/2033	18	20
	Petroleos Mexicanos	6.500%	6/2/2041	10	8
	Petroleos Mexicanos	5.500%	6/27/2044	4	3
	Petroleos Mexicanos	6.375%	1/23/2045	10	8
	Petroleos Mexicanos	6.750%	9/21/2047	12	10
	Petroleos Mexicanos	7.690%	1/23/2050	30	26
	Petroleos Mexicanos	6.950%	1/28/2060	13	10
[1]	Power Finance Corp. Ltd.	6.150%	12/6/2028	5	5
[1]	Power Finance Corp. Ltd.	3.950%	4/23/2030	5	5
	Province of Alberta	1.300%	7/22/2030	50	45
	Province of British Columbia	3.900%	8/27/2030	50	50
	Province of Manitoba	4.900%	5/31/2034	50	51
	Province of Ontario	3.800%	1/29/2029	46	46
	Province of Ontario	4.450%	11/20/2035	50	49
	Province of Quebec	3.625%	4/13/2028	50	50
[1]	Province of Quebec	3.875%	1/14/2031	20	20
[1]	Provincia de Buenos Aires	5.875%	9/1/2037	3	2
[1]	Provincia de Buenos Aires	6.625%	9/1/2037	17	13
[1]	Provincia de Cordoba	8.600%	2/3/2035	10	10
[1]	Republic of Bulgaria	5.000%	3/5/2037	4	4
[1]	Republic of Chile	3.240%	2/6/2028	73	72
[1]	Republic of Chile	3.500%	1/31/2034	20	18
	Republic of Chile	3.625%	10/30/2042	15	12
[1]	Republic of Chile	5.330%	1/5/2054	20	19
[1]	Republic of Chile	3.100%	1/22/2061	38	23
[1]	Republic of Colombia	3.875%	4/25/2027	17	17
[1]	Republic of Colombia	3.000%	1/30/2030	8	7
[1]	Republic of Colombia	3.125%	4/15/2031	68	58
[1]	Republic of Colombia	6.500%	1/21/2033	10	10
[1]	Republic of Colombia	7.500%	2/2/2034	10	10
[1]	Republic of Colombia	7.750%	11/7/2036	8	8
[1]	Republic of Colombia	8.750%	11/14/2053	8	9
	Republic of Costa Rica	6.125%	2/19/2031	2	2
	Republic of Costa Rica	6.550%	4/3/2034	3	3
	Republic of Costa Rica	5.625%	4/30/2043	1	1
	Republic of Costa Rica	7.000%	4/4/2044	2	2
	Republic of Costa Rica	7.158%	3/12/2045	2	2
	Republic of Costa Rica	7.300%	11/13/2054	2	2
[1]	Republic of Ecuador	0.000%	7/31/2030	1	1
[1]	Republic of Ecuador	6.900%	7/31/2030	2	2
	Republic of Ecuador	8.750%	1/29/2034	200	196
[1]	Republic of Ecuador	6.900%	7/31/2035	8	7
[1]	Republic of Ecuador	5.000%	7/31/2040	4	3
[1]	Republic of El Salvador	8.625%	2/28/2029	11	11
[1]	Republic of El Salvador	7.650%	6/15/2035	11	11
[1]	Republic of El Salvador	7.625%	2/1/2041	1	1
[1]	Republic of El Salvador	7.125%	1/20/2050	1	1
[1]	Republic of El Salvador	9.500%	7/15/2052	3	3
[1]	Republic of Ghana	5.000%	7/3/2029	4	4
[1]	Republic of Ghana	0.000%	1/3/2030	15	12
[1]	Republic of Ghana	5.000%	7/3/2035	36	31
[1]	Republic of Ghana	1.500%	1/3/2037	2	1
[1]	Republic of Guatemala	4.375%	6/5/2027	12	12
[1]	Republic of Guatemala	4.875%	2/13/2028	2	2
[1]	Republic of Guatemala	5.250%	8/10/2029	1	1
[1]	Republic of Guatemala	4.900%	6/1/2030	1	1
[1]	Republic of Guatemala	6.050%	8/6/2031	1	1
[1]	Republic of Guatemala	5.375%	4/24/2032	1	1
[1]	Republic of Guatemala	7.050%	10/4/2032	1	1
[1]	Republic of Guatemala	3.700%	10/7/2033	16	14
[1]	Republic of Guatemala	6.600%	6/13/2036	2	2
[1]	Republic of Guatemala	6.550%	2/6/2037	7	7
[1]	Republic of Guatemala	4.650%	10/7/2041	1	1
[1]	Republic of Guatemala	6.125%	6/1/2050	3	3

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Republic of Honduras	5.625%	6/24/2030	5	5
[1]	Republic of Honduras	8.625%	11/27/2034	17	19
[1]	Republic of Hungary	7.625%	3/29/2041	40	45
[1]	Republic of Indonesia	3.850%	7/18/2027	3	3
	Republic of Indonesia	3.500%	1/11/2028	10	10
	Republic of Indonesia	4.100%	4/24/2028	3	3
	Republic of Indonesia	4.750%	2/11/2029	4	4
[1]	Republic of Indonesia	2.150%	7/28/2031	5	4
[1]	Republic of Indonesia	4.650%	9/20/2032	4	4
[1]	Republic of Indonesia	4.850%	1/11/2033	5	5
[1]	Republic of Indonesia	4.750%	9/10/2034	5	5
[1]	Republic of Indonesia	8.500%	10/12/2035	5	6
[1]	Republic of Indonesia	6.625%	2/17/2037	2	2
[1]	Republic of Indonesia	7.750%	1/17/2038	3	4
[1]	Republic of Indonesia	5.250%	1/17/2042	3	3
[1]	Republic of Indonesia	6.750%	1/15/2044	3	3
[1]	Republic of Indonesia	5.125%	1/15/2045	5	5
[1]	Republic of Indonesia	5.950%	1/8/2046	2	2
[1]	Republic of Indonesia	5.250%	1/8/2047	2	2
[1]	Republic of Indonesia	4.750%	7/18/2047	7	6
	Republic of Indonesia	4.350%	1/11/2048	5	4
	Republic of Indonesia	3.700%	10/30/2049	4	3
	Republic of Indonesia	3.500%	2/14/2050	5	3
	Republic of Indonesia	4.200%	10/15/2050	2	2
	Republic of Indonesia	3.050%	3/12/2051	3	2
[1]	Republic of Indonesia	4.300%	3/31/2052	6	5
[1]	Republic of Indonesia	5.450%	9/20/2052	1	1
[1]	Republic of Indonesia	5.650%	1/11/2053	1	1
[1]	Republic of Indonesia	5.100%	2/10/2054	3	3
[1]	Republic of Indonesia	5.150%	9/10/2054	5	4
[1]	Republic of Indonesia	3.200%	9/23/2061	1	1
	Republic of Indonesia	4.450%	4/15/2070	1	1
	Republic of Indonesia	3.350%	3/12/2071	1	1
[1]	Republic of Italy	5.375%	6/15/2033	25	26
	Republic of Korea	3.500%	9/20/2028	60	59
	Republic of Korea	2.500%	6/19/2029	5	5
	Republic of Korea	4.500%	7/3/2029	19	19
	Republic of Korea	1.000%	9/16/2030	5	4
	Republic of Korea	1.750%	10/15/2031	25	22
	Republic of Korea	3.875%	9/20/2048	3	3
	Republic of Panama	8.875%	9/30/2027	2	2
[1]	Republic of Panama	3.875%	3/17/2028	14	14
[1]	Republic of Panama	3.160%	1/23/2030	3	3
[1]	Republic of Panama	2.252%	9/29/2032	4	3
[1]	Republic of Panama	3.298%	1/19/2033	2	2
[1]	Republic of Panama	5.227%	2/23/2034	19	18
[1]	Republic of Panama	6.400%	2/14/2035	4	4
[1]	Republic of Panama	6.700%	1/26/2036	4	4
[1]	Republic of Panama	6.875%	1/31/2036	2	2
[1]	Republic of Panama	8.000%	3/1/2038	2	2
[1]	Republic of Panama	4.500%	5/15/2047	2	2
[1]	Republic of Panama	4.500%	4/16/2050	4	3
[1]	Republic of Panama	4.300%	4/29/2053	3	2
[1]	Republic of Panama	6.853%	3/28/2054	2	2
[1]	Republic of Panama	4.500%	4/1/2056	4	3
[1]	Republic of Panama	7.875%	3/1/2057	5	6
[1]	Republic of Panama	3.870%	7/23/2060	5	3
	Republic of Peru	4.125%	8/25/2027	17	17
[1]	Republic of Peru	5.375%	2/8/2035	10	10
[1]	Republic of Peru	3.300%	3/11/2041	25	19
	Republic of Peru	5.625%	11/18/2050	18	17
[1]	Republic of Peru	6.200%	6/30/2055	15	15
[1]	Republic of Poland	5.500%	11/16/2027	3	3
[1]	Republic of Poland	4.625%	3/18/2029	3	3
[1]	Republic of Poland	4.875%	2/12/2030	6	6
[1]	Republic of Poland	5.750%	11/16/2032	5	5
[1]	Republic of Poland	4.875%	10/4/2033	5	5
[1]	Republic of Poland	5.125%	9/18/2034	6	6
[1]	Republic of Poland	5.375%	2/12/2035	6	6
[1]	Republic of Poland	5.500%	4/4/2053	5	5

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Republic of Poland	5.500%	3/18/2054	10	9
[1]	Republic of Romania	5.250%	11/25/2027	2	2
[1]	Republic of Romania	6.625%	2/17/2028	2	2
[1]	Republic of Romania	5.875%	1/30/2029	4	4
[1]	Republic of Romania	5.750%	9/16/2030	4	4
[1]	Republic of Romania	3.000%	2/14/2031	2	2
[1]	Republic of Romania	3.625%	3/27/2032	2	2
[1]	Republic of Romania	7.125%	1/17/2033	2	2
[1]	Republic of Romania	6.375%	1/30/2034	34	34
[1]	Republic of Romania	6.000%	5/25/2034	2	2
[1]	Republic of Romania	5.750%	3/24/2035	4	4
[1]	Republic of Romania	6.625%	5/16/2036	2	2
[1,4]	Republic of Romania	5.750%	7/4/2036	40	37
[1]	Republic of Romania	7.500%	2/10/2037	2	2
[1]	Republic of Romania	6.125%	1/22/2044	2	2
[1]	Republic of Romania	5.125%	6/15/2048	2	2
[1]	Republic of Romania	4.000%	2/14/2051	4	3
[1]	Republic of Romania	7.625%	1/17/2053	2	2
[1]	Republic of South Africa	4.850%	9/27/2027	8	8
[1]	Republic of South Africa	4.300%	10/12/2028	8	8
[1]	Republic of South Africa	4.850%	9/30/2029	16	16
[1]	Republic of South Africa	5.875%	6/22/2030	5	5
[1]	Republic of South Africa	5.875%	4/20/2032	5	5
[1,4]	Republic of South Africa	6.125%	12/11/2037	8	7
[1]	Republic of South Africa	6.250%	3/8/2041	3	3
[1]	Republic of South Africa	5.375%	7/24/2044	2	2
[1]	Republic of South Africa	5.000%	10/12/2046	2	1
[1]	Republic of South Africa	5.650%	9/27/2047	3	2
[1]	Republic of South Africa	6.300%	6/22/2048	1	1
[1]	Republic of South Africa	5.750%	9/30/2049	5	4
[1]	Republic of South Africa	7.300%	4/20/2052	3	3
[1]	Republic of Sri Lanka	4.000%	4/15/2028	2	2
[1]	Republic of Sri Lanka	3.100%	1/15/2030	2	2
[1]	Republic of Sri Lanka	3.350%	3/15/2033	4	3
[1]	Republic of Sri Lanka	3.600%	6/15/2035	2	2
[1]	Republic of Sri Lanka	3.600%	5/15/2036	17	15
[1]	Republic of Sri Lanka	3.600%	2/15/2038	3	3
	Republic of the Philippines	3.000%	2/1/2028	35	34
	Republic of the Philippines	4.625%	7/17/2028	10	10
	Republic of the Philippines	9.500%	2/2/2030	10	12
	Republic of the Philippines	1.648%	6/10/2031	10	9
	Republic of the Philippines	4.250%	7/27/2031	30	29
	Republic of the Philippines	3.556%	9/29/2032	10	9
	Republic of the Philippines	6.375%	10/23/2034	10	11
	Republic of the Philippines	3.950%	1/20/2040	13	11
	Republic of the Philippines	2.950%	5/5/2045	5	3
	Republic of the Philippines	5.950%	10/13/2047	5	5
	Republic of the Philippines	5.900%	2/4/2050	8	8
[1]	Republic of Trinidad & Tobago	6.400%	6/26/2034	5	5
[1]	Republic of Turkiye	6.000%	3/25/2027	7	7
[1]	Republic of Turkiye	8.600%	9/24/2027	10	10
[1]	Republic of Turkiye	9.875%	1/15/2028	55	59
[1]	Republic of Turkiye	5.125%	2/17/2028	5	5
[1]	Republic of Turkiye	6.125%	10/24/2028	4	4
[1]	Republic of Turkiye	9.375%	3/14/2029	20	22
[1]	Republic of Turkiye	7.625%	4/26/2029	4	4
[1]	Republic of Turkiye	11.875%	1/15/2030	11	13
[1]	Republic of Turkiye	5.250%	3/13/2030	5	5
	Republic of Turkiye	9.125%	7/13/2030	22	24
[1]	Republic of Turkiye	5.950%	1/15/2031	4	4
[1]	Republic of Turkiye	5.875%	6/26/2031	20	19
[1]	Republic of Turkiye	7.125%	2/12/2032	4	4
	Republic of Turkiye	7.250%	5/29/2032	3	3
	Republic of Turkiye	7.125%	7/17/2032	3	3
[1]	Republic of Turkiye	9.375%	1/19/2033	34	38
[1]	Republic of Turkiye	6.500%	9/20/2033	4	4
[1]	Republic of Turkiye	8.000%	2/14/2034	12	13
[1]	Republic of Turkiye	7.625%	5/15/2034	4	4
	Republic of Turkiye	6.500%	1/3/2035	5	5
	Republic of Turkiye	6.950%	9/16/2035	3	3

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Republic of Turkiye	6.875%	3/17/2036	22	21
	Republic of Turkiye	6.800%	11/4/2036	25	24
[1]	Republic of Turkiye	7.250%	3/5/2038	9	9
[1]	Republic of Turkiye	6.750%	5/30/2040	4	4
[1]	Republic of Turkiye	6.000%	1/14/2041	4	3
[1]	Republic of Turkiye	4.875%	4/16/2043	18	13
[1]	Republic of Turkiye	6.625%	2/17/2045	4	3
[1]	Republic of Turkiye	5.750%	5/11/2047	5	4
[1]	Republic of Zambia	5.750%	6/30/2033	35	33
[1,4]	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/2042	2	2
[1]	Sinopec Group Overseas Development 2015 Ltd.	4.100%	4/28/2045	2	2
[1]	Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/2027	2	2
[1]	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/2027	2	2
[1]	Sinopec Group Overseas Development 2017 Ltd.	4.250%	4/12/2047	2	2
[1]	Sinopec Group Overseas Development 2018 Ltd.	2.950%	8/8/2029	3	3
[1]	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/2030	2	2
[1]	Sinopec Group Overseas Development 2018 Ltd.	2.300%	1/8/2031	2	2
[1]	Sinopec Group Overseas Development 2018 Ltd.	3.440%	11/12/2049	2	2
[1,4]	State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/2043	10	9
[1]	State of Israel	3.250%	1/17/2028	2	2
[1]	State of Israel	5.375%	3/12/2029	3	3
[1]	State of Israel	2.500%	1/15/2030	2	2
[1]	State of Israel	5.375%	2/19/2030	4	4
[1]	State of Israel	2.750%	7/3/2030	92	84
[1]	State of Israel	4.500%	1/17/2033	3	3
[1]	State of Israel	5.500%	3/12/2034	15	15
[1]	State of Israel	5.625%	2/19/2035	4	4
[1]	State of Israel	4.500%	1/30/2043	3	3
[1]	State of Israel	4.125%	1/17/2048	32	24
[1]	State of Israel	3.375%	1/15/2050	3	2
[1]	State of Israel	3.875%	7/3/2050	3	2
[1]	State of Israel	5.750%	3/12/2054	30	28
[1]	State of Israel	4.500%	4/3/2120	2	1
[1,4]	State of Qatar	9.750%	6/15/2030	120	144
[1,4]	State of Qatar	6.400%	1/20/2040	15	17
[1,4]	State of Qatar	5.750%	1/20/2042	50	52
[1]	Suriname Government Bond	7.700%	11/6/2030	2	2
[1,4]	Suriname Government Bond	8.500%	11/6/2035	1	1
[1]	Suriname Government Bond	8.500%	11/6/2035	20	21
	Svensk Exportkredit AB	3.625%	3/12/2029	200	198
[1]	Ukraine Government Bond	4.500%	2/1/2029	2	1
[1]	Ukraine Government Bond	0.000%	2/1/2030	3	2
[1,4]	Ukraine Government Bond	4.000%	2/1/2032	10	7
[1]	Ukraine Government Bond	4.000%	2/1/2032	14	10
[1]	Ukraine Government Bond	0.000%	2/1/2034	3	1
[1]	Ukraine Government Bond	4.500%	2/1/2034	5	3
[1]	Ukraine Government Bond	0.000%	2/1/2035	2	1
[1]	Ukraine Government Bond	4.500%	2/1/2035	6	3
[1]	Ukraine Government Bond	0.000%	2/1/2036	2	1
[1]	Ukraine Government Bond	4.500%	2/1/2036	4	2
	United Mexican States	3.750%	1/11/2028	63	62
[1]	United Mexican States	5.400%	2/9/2028	35	35
[1]	United Mexican States	5.000%	5/7/2029	10	10
[1]	United Mexican States	3.250%	4/16/2030	10	9
[1]	United Mexican States	2.659%	5/24/2031	10	9
[1]	United Mexican States	5.850%	7/2/2032	12	12
[1]	United Mexican States	5.375%	3/22/2033	6	6
[1]	United Mexican States	7.500%	4/8/2033	5	6
[1]	United Mexican States	4.875%	5/19/2033	5	5
[1]	United Mexican States	3.500%	2/12/2034	5	4
[1]	United Mexican States	6.350%	2/9/2035	45	46
[1]	United Mexican States	5.625%	9/22/2035	5	5
[1]	United Mexican States	6.000%	5/7/2036	56	56
[1]	United Mexican States	6.875%	5/13/2037	6	6
[1]	United Mexican States	6.625%	1/29/2038	10	10
[1]	United Mexican States	6.125%	2/9/2038	25	24
	United Mexican States	6.050%	1/11/2040	4	4
[1]	United Mexican States	4.280%	8/14/2041	4	3
[1]	United Mexican States	4.750%	3/8/2044	6	5
	United Mexican States	4.600%	1/23/2046	4	3

Core-Plus Bond Index ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	4.350%	1/15/2047	2	1
[1]	United Mexican States	4.500%	1/31/2050	13	10
[1]	United Mexican States	5.000%	4/27/2051	4	3
[1]	United Mexican States	4.400%	2/12/2052	18	13
[1]	United Mexican States	6.338%	5/4/2053	5	5
[1]	United Mexican States	7.375%	5/13/2055	44	46
[1]	United Mexican States	6.750%	2/9/2056	36	35
[1]	United Mexican States	3.771%	5/24/2061	5	3
[1]	YPF SA	8.750%	9/11/2031	8	8
[1]	YPF SA	8.250%	1/17/2034	10	10
Total Sovereign Bonds (Cost $8,802)					8,621
Taxable Municipal Bonds (0.2%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	10	10
	California GO	4.350%	11/1/2032	50	50
	California GO	7.500%	4/1/2034	5	6
	California GO	7.550%	4/1/2039	5	6
	California GO	7.600%	11/1/2040	15	18
	Chicago IL GO	5.879%	1/1/2031	5	5
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	5	5
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	10	9
[12]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	5	4
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	10	11
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	10	8
	Illinois GO	5.100%	6/1/2033	22	22
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	25	25
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	5	6
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	5	6
	New York City NY GO	6.271%	12/1/2037	5	5
	New York City NY GO	5.828%	10/1/2053	5	5
	New York City NY GO	5.935%	2/1/2055	5	5
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	20	19
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	5	5
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	5	4
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	10	10
	Texas GO	5.517%	4/1/2039	5	5
	University of California Revenue	4.858%	5/15/2112	5	4
	University of Michigan Revenue	4.454%	4/1/2122	20	15
	University of Texas Financing System Revenue	2.439%	8/15/2049	5	3
	University of Virginia Revenue	4.179%	9/1/2117	10	7
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	15	15
Total Taxable Municipal Bonds (Cost $298)					293
				Shares
Common Stocks (1.0%)
Exchange-Traded Fund (1.0%)
	iShares J.P. Morgan USD Emerging Markets Bond ETF (Cost $1,151)			11,963	1,124

Core-Plus Bond Index ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[13]	Vanguard Market Liquidity Fund (Cost $3,107)	3.687%	31,075	3,107
Total Investments (101.2%) (Cost $120,120)				118,546
Other Assets and Liabilities—Net (-1.2%)				(1,459)
Net Assets (100%)				117,087
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $10,189, representing 8.7% of net assets.
5	Payment-in-kind (PIK) security which may pay interest as additional principal.
6	Non-income-producing security—security in default.
7	Guaranteed by the Government of Luxembourg.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Core-Plus Bond Index ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $117,013)	115,439
Affiliated Issuers (Cost $3,107)	3,107
Total Investments in Securities	118,546
Investment in Vanguard	3
Cash	11
Receivables for Investment Securities Sold	2,722
Receivables for Accrued Income	1,018
Total Assets	122,300
Liabilities
Payables for Investment Securities Purchased	5,210
Payables to Vanguard	3
Total Liabilities	5,213
Net Assets	117,087
At March 31, 2026, net assets consisted of:

Paid-in Capital	118,210
Total Distributable Earnings (Loss)	(1,123)
Net Assets	117,087
Net Assets
Applicable to 1,575,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	117,087
Net Asset Value Per Share	$74.34
See accompanying Notes, which are an integral part of the Financial Statements.

Core-Plus Bond Index ETF
Statement of Operations

December 2, 2025[1] to March 31, 2026
($000)
Investment Income
Income
Dividends	16
Interest[2]	1,449
Total Income	1,465
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1
Management and Administrative	13
Marketing and Distribution	2
Custodian Fees	16
Shareholders’ Reports	3
Trustees’ Fees and Expenses	—
Professional Services	2
Total Expenses	37
Expense Reduction—Note C	(21)
Net Expenses	16
Net Investment Income	1,449
Realized Net Gain (Loss)
Investment Securities Sold[2]	4
Futures Contracts	8
Realized Net Gain (Loss)	12
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(1,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	(113)
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $55, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Core-Plus Bond Index ETF
Statement of Changes in Net Assets

December 2, 2025[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,449
Realized Net Gain (Loss)	12
Change in Unrealized Appreciation (Depreciation)	(1,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	(113)
Distributions
Total Distributions	(1,010)
Capital Share Transactions
Issued	118,210
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	118,210
Total Increase (Decrease)	117,087
Net Assets
Beginning of Period	—
End of Period	117,087
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.

Core-Plus Bond Index ETF
Financial Highlights
December 2, 2025[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	1.064
Net Realized and Unrealized Gain (Loss) on Investments	(1.019)
Total from Investment Operations	.045
Distributions
Dividends from Net Investment Income	(.705)
Distributions from Realized Capital Gains	—
Total Distributions	(.705)
Net Asset Value, End of Period	$74.34
Total Return	0.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$117
Ratio of Total Expenses to Average Net Assets	0.05%[3]
Ratio of Net Investment Income to Average Net Assets	4.35%
Portfolio Turnover Rate[4,5]	52%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.07% of the fund’s average net assets) to maintain a total expense ratio of 0.05%. The fund will not be required to reimburse Vanguard for these amounts.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 28% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Core-Plus Bond Index ETF
Notes to Financial Statements
Vanguard Core-Plus Bond Index ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2026.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Core-Plus Bond Index ETF
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily assume certain expenses to maintain a total annual expense ratio of 0.05%. For the period ended March 31, 2026, the fund’s expenses were reduced by $21,000 (an effective annual rate of 0.07% of the fund’s average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Core-Plus Bond Index ETF
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,124	—	—	1,124
U.S. Government and Agency Obligations	—	67,362	—	67,362
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,931	—	1,931
Corporate Bonds	—	36,108	—	36,108
Sovereign Bonds	—	8,621	—	8,621
Taxable Municipal Bonds	—	293	—	293
Temporary Cash Investments	3,107	—	—	3,107
Total	4,231	114,315	—	118,546

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	120,125
Gross Unrealized Appreciation	30
Gross Unrealized Depreciation	(1,609)
Net Unrealized Appreciation (Depreciation)	(1,579)
F.  During the period ended March 31, 2026, the fund purchased $110,531,000 of investment securities and sold $56,736,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $63,110,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
December 2, 2025[1] to March 31, 2026
Shares (000)
Issued	1,575
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	1,575
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2026, a subsidiary of Vanguard was the record or beneficial owner of 34% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

Core-Plus Bond Index ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0562 052026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Core-Plus Bond Index ETF

In September 2025, a majority of independent trustees Vanguard Quantitative Funds (Trustees) approved the launch of Vanguard Core-Plus Bond Index ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, would provide investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The Trustees subsequently approved a restructuring of the fund’s management structure whereby Vanguard, through its subsidiary, Vanguard Capital Management (VCM), provides investment advisory services to the fund. The fund was launched in December 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.